UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Richard J. Byrne 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

MML Money Market Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.5%
Commercial Paper — 93.5%
American General Finance Corp.
5.100%	11/09/2007	$1,220,000	$1,213,259
American General Finance Corp.
5.220%	11/15/2007	1,500,000	1,490,214
American Honda Finance Corp.
5.250%	10/30/2007	1,700,000	1,692,811
American Honda Finance Corp.
5.250%	11/29/2007	1,000,000	991,396
Amsterdam Funding Corp. (a)
5.200%	10/25/2007	2,100,000	2,092,719
Archer-Daniels-Midland Co. (a)
5.100%	11/06/2007	2,750,000	2,735,976
Bank of America Corp.
4.900%	11/07/2007	2,700,000	2,686,404
Becton Dickinson & Co.
4.930%	10/26/2007	2,730,000	2,720,654
BNP Paribas Finance, Inc.
5.200%	12/13/2007	2,600,000	2,572,586
Caterpillar Financial Services Corp.
5.000%	10/10/2007	2,640,000	2,636,701
CIT Group, Inc. (a)
5.250%	11/02/2007	1,577,000	1,569,641
CIT Group, Inc. (a)
5.350%	11/02/2007	977,000	972,353
Coca-Cola Co. (The)
4.970%	11/13/2007	2,145,000	2,132,266
Colgate-Palmolive Co. (a)
5.220%	10/16/2007	2,705,000	2,699,116
DaimlerChrysler Revolving Auto Conduit LLC
5.250%	10/18/2007	2,163,000	2,157,637
Eaton Corp. (a)
5.300%	10/19/2007	1,435,000	1,431,197
Falcon Asset Securitization Corp. (a)
5.500%	10/19/2007	2,175,000	2,169,018
FCAR Owner Trust I
5.220%	12/14/2007	2,600,000	2,572,102
General Electric Co.
5.220%	11/05/2007	2,670,000	2,656,449
HBOS Treasury Services
5.670%	10/23/2007	2,640,000	2,630,853
Honeywell International, Inc. (a)
5.250%	11/08/2007	2,473,000	2,459,296
HSBC Finance Corp.
5.200%	10/24/2007	2,700,000	2,691,030
John Deere Capital Corp. (a)
5.010%	10/11/2007	2,530,000	2,526,479
Johnson & Johnson (a)
5.000%	11/19/2007	2,720,000	2,701,489
L’Oreal USA, Inc. (a)
5.230%	10/04/2007	2,720,000	2,718,814

1

McCormick & Co., Inc. (a)
5.000%	05/13/2008	$1,755,000	$1,700,157
McGraw-Hill Cos. (The), Inc. (a)
5.220%	10/02/2007	2,484,000	2,483,639
Nestle Capital Corp. (a)
5.190%	11/16/2007	1,050,000	1,043,036
Nestle Capital Corp. (a)
5.200%	11/16/2007	1,663,000	1,651,950
Paccar Financial Corp.
4.750%	10/05/2007	1,900,000	1,898,998
Paccar Financial Corp.
5.250%	11/29/2007	791,000	784,193
Parker-Hannifin Corp. (a)
4.780%	10/19/2007	1,515,000	1,511,379
Procter & Gamble Co. (a)
4.800%	12/06/2007	1,800,000	1,784,160
Procter & Gamble Co. (a)
5.210%	12/06/2007	571,000	565,547
Reckitt Benckiser PLC (a)
5.400%	10/22/2007	2,700,000	2,691,495
Sigma-Aldrich Corp. (a)
4.760%	10/23/2007	2,700,000	2,692,146
Societe Generale North America, Inc.
5.020%	11/07/2007	1,657,000	1,648,451
Societe Generale North America, Inc.
5.500%	10/17/2007	1,000,000	997,556
South Carolina Electric & Gas
5.750%	10/31/2007	2,565,000	2,552,710
Southern Co. (The) (a)
4.750%	10/24/2007	1,660,000	1,654,962
Target Corp.
4.750%	10/22/2007	2,725,000	2,717,450
Toyota Motor Credit Corp.
5.270%	11/30/2007	2,700,000	2,676,285
UBS Americas, Inc.
4.970%	11/26/2007	2,600,000	2,579,893
Unilever Capital Corp. (a)
5.220%	10/12/2007	2,730,000	2,725,646
United Healthcare Corp. (a)
5.200%	12/03/2007	2,725,000	2,700,203
United Technologies Corp. (a)
4.720%	10/01/2007	2,320,000	2,320,000
Walgreen Co. (a)
4.750%	10/30/2007	1,368,000	1,362,767
Walgreen Co. (a)
4.800%	10/17/2007	1,340,000	1,337,142
Wal-Mart Stores, Inc. (a)
4.900%	12/11/2007	2,730,000	2,703,618
			101,703,843

U.S. Government Agencies — 7.0%
Federal Home Loan Bank
5.120%	10/15/2007	3,240,000	3,233,549
U.S. Treasury Bill
3.350%	11/15/2007	4,335,000	4,316,846
			7,550,395

2

TOTAL SHORT-TERM INVESTMENTS (Cost $109,254,238)	$109,254,238

TOTAL INVESTMENTS — 100.5% (b)	$109,254,238

Other Assets/(Liabilities) — (0.5%)	(498,079)

NET ASSETS — 100.0%	$108,756,159

Notes to Portfolio of Investments

(a)             Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $55,003,945 or 50.6% of net assets.

(b)            The total cost equals the aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Inflation-Protected Bond Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 97.9%
CORPORATE DEBT — 29.3%
Commercial Banks - Non US — 1.2%
Barclays Bank PLC FRN
4.110%	03/17/2008	$2,500,000	$2,471,625
Barclays Financial LLC FRN
3.690%	04/19/2008	1,200,000	1,178,148
			3,649,773

Finance - Auto Loans — 3.6%
Toyota Motor Credit Corp. FRN
4.830%	07/28/2008	2,104,000	2,063,246
Toyota Motor Credit Corp. FRN
4.940%	02/05/2016	7,930,000	7,581,794
Toyota Motor Credit Corp., Series B FRN
4.190%	01/18/2015	1,600,000	1,464,544
			11,109,584

Finance - Commercial — 2.8%
CIT Group, Inc. FRN
4.210%	03/15/2017	4,880,000	3,734,908
CIT Group, Inc. FRN
4.560%	12/14/2016	6,126,000	4,880,584
			8,615,492

Finance - Consumer Loans — 4.8%
HSBC Finance Corp. FRN
3.470%	03/10/2009	2,000,000	1,922,420
HSBC Finance Corp. FRN
4.230%	02/10/2011	500,000	464,910
HSBC Finance Corp. FRN
4.480%	01/10/2014	1,926,000	1,727,102
HSBC Finance Corp. FRN
4.670%	12/10/2013	2,065,000	1,902,505
HSBC Finance Corp. FRN
5.250%	11/10/2013	1,110,000	1,012,042
SLM Corp. FRN
3.460%	02/01/2014	3,010,000	2,249,734
SLM Corp. FRN
3.610%	11/01/2013	2,032,000	1,546,393
SLM Corp. FRN
4.810%	11/21/2013	3,818,000	2,883,354
SLM Corp., Series A FRN
3.360%	02/01/2010	879,000	768,888
			14,477,348

Finance - Investment Banker/Broker — 10.9%
JP Morgan Chase & Co., Series C FRN
3.040%	06/28/2009	4,768,000	4,711,261
Lehman Brothers Holdings, Inc. FRN
3.110%	02/17/2015	2,325,000	1,984,387
Lehman Brothers Holdings, Inc., Series G FRN
4.690%	05/12/2014	7,195,000	6,408,802

1

Merrill Lynch & Co., Inc. FRN
3.810%	11/03/2016	$1,640,000	$1,374,582
Merrill Lynch & Co., Inc. FRN
3.851%	03/02/2009	4,330,000	4,207,244
Merrill Lynch & Co., Inc. FRN
4.721%	05/05/2014	1,406,000	1,245,913
Merrill Lynch & Co., Inc., Series C FRN
4.030%	02/10/2011	1,202,000	1,127,969
Morgan Stanley FRN
3.060%	02/01/2011	2,807,000	2,669,317
Morgan Stanley FRN
4.180%	12/01/2017	1,000,000	898,780
Morgan Stanley FRN
4.420%	03/01/2016	1,200,000	1,062,972
Morgan Stanley FRN
4.690%	05/01/2014	1,525,000	1,390,297
Morgan Stanley Series C FRN
3.660%	11/01/2013	6,156,000	6,016,505
			33,098,029

Life/Health Insurance — 3.5%
Hartford Life Global Funding Trusts FRN
3.870%	03/15/2010	2,690,000	2,570,779
Pacific Life Global Funding FRN (a)
4.867%	02/06/2016	5,000,000	4,586,950
Principal Life Income Funding Trusts FRN
3.940%	04/01/2016	2,189,000	1,981,986
Principal Life Income Funding Trusts FRN
4.030%	10/01/2014	455,000	395,923
Principal Life Income Funding Trusts FRN
4.090%	03/01/2012	1,063,000	981,595
			10,517,233

Special Purpose Entity — 1.3%
KFW FRN
4.537%	03/03/2008	4,000,000	3,954,240

Supranational Bank — 1.2%
International Bank for Reconstruction & Development FRN
3.760%	12/10/2013	3,943,000	3,698,771

TOTAL CORPORATE DEBT (Cost $95,285,753)			89,120,470

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
U.S. Government Agencies
Pass-Through Securities
Federal Home Loan Bank
4.500%	09/16/2013	11,000,000	10,857,748
FHLMC
5.125%	10/18/2016	14,500,000	14,643,579
FNMA FRN
3.500%	02/17/2009	18,485,000	18,138,221

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,528,752)			43,639,548

2

U.S. TREASURY OBLIGATIONS — 54.2%
U.S. Treasury Inflation Index
0.875%	04/15/2010	$10,660,137	$10,304,888
U.S. Treasury Inflation Index
1.625%	01/15/2015	8,301,825	7,941,111
U.S. Treasury Inflation Index
1.875%	07/15/2013	9,016,572	8,870,757
U.S. Treasury Inflation Index
1.875%	07/15/2015	6,805,697	6,624,155
U.S. Treasury Inflation Index
2.000%	04/15/2012	2,992,335	2,969,734
U.S. Treasury Inflation Index (b)
2.000%	01/15/2014	7,897,087	7,782,949
U.S. Treasury Inflation Index (b)
2.000%	07/15/2014	7,199,596	7,100,039
U.S. Treasury Inflation Index
2.000%	01/15/2016	7,204,886	7,045,028
U.S. Treasury Inflation Index (b)
2.000%	01/15/2026	7,887,068	7,524,953
U.S. Treasury Inflation Index
2.375%	04/15/2011	7,655,811	7,702,990
U.S. Treasury Inflation Index
2.375%	01/15/2017	6,755,297	6,798,868
U.S. Treasury Inflation Index
2.375%	01/15/2025	10,995,546	11,094,987
U.S. Treasury Inflation Index
2.375%	01/15/2027	5,603,591	5,671,535
U.S. Treasury Inflation Index
2.500%	07/15/2016	6,931,411	7,061,375
U.S. Treasury Inflation Index
2.625%	07/15/2017	2,211,132	2,278,945
U.S. Treasury Inflation Index
3.000%	07/15/2012	9,459,397	9,842,858
U.S. Treasury Inflation Index
3.375%	01/15/2012	2,187,869	2,299,587
U.S. Treasury Inflation Index
3.375%	04/15/2032	1,666,441	2,033,214
U.S. Treasury Inflation Index
3.500%	01/15/2011	3,991,461	4,163,418
U.S. Treasury Inflation Index
3.625%	01/15/2008	6,704,724	6,696,071
U.S. Treasury Inflation Index
3.625%	04/15/2028	7,592,171	9,242,566
U.S. Treasury Inflation Index
3.875%	01/15/2009	7,328,766	7,479,921
U.S. Treasury Inflation Index
3.875%	04/15/2029	8,698,710	11,040,294
U.S. Treasury Inflation Index
4.250%	01/15/2010	5,125,734	5,366,403
			164,936,646

3

TOTAL U.S. TREASURY OBLIGATIONS (Cost $166,984,248)	$164,936,646

TOTAL BONDS & NOTES (Cost $305,798,753)	297,696,664

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.9%
Cash Equivalents — 5.0% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$275,361	$275,361
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	137,676	137,676
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	110,141	110,141
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	330,423	330,423
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	82,606	82,606
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	137,676	137,676
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	137,676	137,676
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	550,705	550,705
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	137,676	137,676
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	137,676	137,676
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	220,282	220,282
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	743,452	743,452
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	165,211	165,211
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,569,509	1,569,509
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	550,705	550,705
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	165,211	165,211
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	110,141	110,141
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	165,211	165,211
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	137,208	137,208
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,376,762	1,376,762
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	413,029	413,029

4

Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	$27,535	$27,535
Freddie Mac Discount Note
4.515%	10/24/2007	27,442	27,442
Freddie Mac Discount Note
4.527%	11/13/2007	107,197	107,197
Freddie Mac Discount Note
4.557%	10/26/2007	137,173	137,173
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	275,352	275,352
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	1,927,467	1,927,467
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	550,705	550,705
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	165,211	165,211
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	137,676	137,676
Reserve Primary Money Market Fund (c)
		275,352	275,352
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	275,352	275,352
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	137,676	137,676
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	137,676	137,676
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	110,141	110,141
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	220,282	220,282
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	550,705	550,705
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	670,173	670,173
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	275,352	275,352
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	275,352	275,352
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	275,352	275,352
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	137,676	137,676
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	275,352	275,352
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	275,352	275,352
Wells Fargo Bank
5.450%	10/12/2007	137,676	137,676
			15,039,564

Financial Services — 0.3%
MBIA Global Funding LLC (a)
5.990%	02/02/2008	1,000,000	1,000,000

5

Repurchase Agreement — 1.6%
State Street Corp. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)	$4,853,739	$4,853,740

TOTAL SHORT-TERM INVESTMENTS (Cost $20,893,304)		20,893,304

TOTAL INVESTMENTS — 104.8% (Cost $326,692,057) (f)		$318,589,968

Other Assets/(Liabilities) — (4.8%)		(14,482,454)

NET ASSETS — 100.0%		$304,107,514

Notes to Portfolio of Investments

FRN - Floating Rate Note

(a)             Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $5,586,950 or 1.8% of net assets.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value $4,854,953. Collateralized by a U.S. Government Agency obligation with a rate of 4.15%, maturity date of 2/1/2035, and an aggregate market value, including accrued interest, of $4,951,769.

(f)             See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML Managed Bond Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.1%
COMMON STOCK — 0.0%
Airlines — 0.0%
UAL Corp. (a)	1,149	$ 53,463

Electric — 0.0%
Dynegy, Inc. Cl. A (a)	87	804

TOTAL COMMON STOCK (Cost $0)		54,267

PREFERRED STOCK — 0.1%
Investment Companies
Special Value Expansion Fund LLC Preferred (b)	9	450,000

TOTAL PREFERRED STOCK (Cost $450,000)		450,000

TOTAL EQUITIES (Cost $450,000)		504,267

		Principal
		Amount	Market Value
BONDS & NOTES — 94.4%
ASSET BACKED SECURITIES — 0.1%
Electric — 0.1%
Mirant Mid-Atlantic LLC, Series 2001, Class A (c)
8.625%	06/30/2012	$ 583,978	$ 607,337

Home Equity ABS — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
7.200%	10/25/2028	10,218	10,176

TOTAL ASSET BACKED SECURITIES (Cost $638,135)			617,513

CORPORATE DEBT — 31.6%
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co.
7.500%	04/15/2008	900,000	909,178

Airlines — 0.0%
United Air Lines, Inc., Series 91B (c) (d)
0.000%	02/19/2049	271,929	0
US Airways, Inc., Class B (c)
0.000%	04/15/2008	869,681	9
			9

Apparel — 0.1%
Kellwood Co.
7.625%	10/15/2017	140,000	122,500

1

Kellwood Co.
7.875%	07/15/2009	$ 240,000	$ 243,488
			365,988

Auto Manufacturers — 0.1%
DaimlerChrysler NA Holding
4.050%	06/04/2008	500,000	494,522

Banks — 1.0%
Bank of America Corp.
3.250%	08/15/2008	500,000	491,975
Bank of America Corp.
4.250%	10/01/2010	375,000	368,053
Barclays Bank PLC
5.450%	09/12/2012	700,000	704,263
JP Morgan Chase Bank NA
6.000%	10/01/2017	780,000	787,561
Wachovia Bank NA
7.800%	08/18/2010	600,000	642,800
Wachovia Corp.
5.300%	10/15/2011	1,080,000	1,085,012
Wells Fargo & Co.
4.125%	03/10/2008	640,000	635,745
			4,715,409

Beverages — 0.6%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	350,000	334,578
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	440,000	446,703
Constellation Brands, Inc.
8.000%	02/15/2008	260,000	260,000
Diageo Finance BV
3.875%	04/01/2011	770,000	738,954
Miller Brewing Co. (b)
4.250%	08/15/2008	425,000	420,797
Molson Coors Capital Finance ULC
4.850%	09/22/2010	530,000	521,863
			2,722,895

Building Materials — 0.2%
American Standard, Inc.
7.375%	02/01/2008	225,000	226,068
American Standard, Inc.
7.625%	02/15/2010	800,000	846,565
			1,072,633

Chemicals — 0.7%
Cytec Industries, Inc.
5.500%	10/01/2010	475,000	480,054
Ecolab, Inc.
6.875%	02/01/2011	1,100,000	1,150,308
Lubrizol Corp.
4.625%	10/01/2009	645,000	639,731
Lubrizol Corp.
5.875%	12/01/2008	425,000	426,305

2

Sensient Technologies
6.500%	04/01/2009	$ 600,000	$ 607,895
			3,304,293

Commercial Services — 0.6%
Deluxe Corp.
7.375%	06/01/2015	145,000	143,187
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	550,000	547,611
Equifax, Inc.
4.950%	11/01/2007	500,000	499,813
Equifax, Inc.
7.000%	07/01/2037	415,000	415,701
ERAC USA Finance Co. (b)
6.700%	06/01/2034	355,000	340,788
Valassis Communications, Inc.
6.625%	01/15/2009	1,060,000	1,044,100
			2,991,200

Computers — 0.1%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	430,000	433,839

Diversified Financial — 5.7%
American Express Co.
6.150%	08/28/2017	350,000	353,203
American General Finance Corp.
5.900%	09/15/2012	1,575,000	1,583,234
American General Finance Corp.
6.500%	09/15/2017	350,000	354,428
American Honda Finance Corp. (b)
3.850%	11/06/2008	850,000	837,081
BlackRock, Inc.
6.250%	09/15/2017	800,000	801,307
Boeing Capital Corp., Ltd.
6.500%	02/15/2012	690,000	727,423
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	1,340,000	1,337,269
CIT Group, Inc.
3.650%	11/23/2007	20,000	19,909
CIT Group, Inc.
3.875%	11/03/2008	1,400,000	1,355,983
CIT Group, Inc.
5.125%	09/30/2014	595,000	542,676
Citigroup, Inc.
5.500%	02/15/2017	750,000	736,587
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,150,000	1,108,314
Eaton Vance Corp.
6.500%	10/02/2017	575,000	574,206
Emerald Investment Grade CBO Ltd. FRN (b)
5.885%	05/24/2011	326,903	325,269
Franklin Resources, Inc.
3.700%	04/15/2008	960,000	953,024

3

General Electric Capital Corp.
5.375%	10/20/2016	$ 700,000	$ 685,398
Glencore Funding LLC (b)
6.000%	04/15/2014	645,000	635,296
The Goldman Sachs Group, Inc.
5.625%	01/15/2017	2,025,000	1,964,754
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	400,000	391,956
The Goldman Sachs Group, Inc.
6.450%	05/01/2036	445,000	434,205
The Goldman Sachs Group, Inc.
6.750%	10/01/2037	885,000	890,682
Household Finance Corp.
4.125%	12/15/2008	415,000	410,505
Household Finance Corp.
6.375%	10/15/2011	405,000	418,254
HSBC Finance Corp.
5.900%	06/19/2012	1,475,000	1,493,862
JPMorgan Chase & Co.
5.625%	10/01/2012	1,900,000	1,902,033
Lazard Group LLC
6.850%	06/15/2017	535,000	526,402
Lazard Group LLC
7.125%	05/15/2015	695,000	701,950
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	1,230,000	1,234,872
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	815,000	808,458
Lehman Brothers Holdings, Inc.
7.000%	09/27/2027	450,000	460,749
MBNA Corp.
4.625%	09/15/2008	650,000	646,847
Merrill Lynch & Co., Inc.
6.400%	08/28/2017	730,000	753,207
Morgan Stanley
5.450%	01/09/2017	430,000	414,645
Residential Capital Corp.
7.125%	11/21/2008	960,000	859,200
SLM Corp.
5.000%	10/01/2013	505,000	440,964
			27,684,152

Electric — 3.4%
Allegheny Energy Supply
7.800%	03/15/2011	300,000	315,000
Allegheny Energy Supply Co. LLC (b)
8.250%	04/15/2012	385,000	412,912
Appalachian Power Co., Series G
3.600%	05/15/2008	560,000	553,079
Carolina Power & Light Co.
5.950%	03/01/2009	1,270,000	1,280,839
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,385,000	1,383,675
Consumers Energy Co.
4.400%	08/15/2009	390,000	384,768

4

Duke Energy Corp.
4.200%	10/01/2008	$ 135,000	$ 133,631
Entergy Gulf States, Inc.
5.250%	08/01/2015	1,455,000	1,371,406
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,225,000	1,249,500
Kansas Gas & Electric Co.
5.647%	03/29/2021	425,000	405,888
Kiowa Power Partners LLC (b)
4.811%	12/30/2013	313,103	310,592
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,300,000	1,285,082
Monongahela Power Co.
6.700%	06/15/2014	450,000	470,166
Nevada Power Co., Series L
5.875%	01/15/2015	560,000	546,874
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	1,220,000	1,235,847
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	153,000	154,180
Tampa Electric Co.
6.375%	08/15/2012	750,000	778,695
Tenaska Oklahoma (b)
6.528%	12/30/2014	409,140	410,555
TransAlta Corp.
5.750%	12/15/2013	1,200,000	1,190,094
Tri-State Generation & Transmission Association, Series 2003, Class A (b)
6.040%	01/31/2018	460,147	467,154
Tri-State Generation & Transmission Association, Series 2003, Class B (b)
7.144%	07/31/2033	580,000	613,401
TXU Corp., Series O
4.800%	11/15/2009	450,000	453,942
Wisconsin Electric Power
3.500%	12/01/2007	845,000	842,540
			16,249,820

Electrical Components & Equipment — 0.3%
Ametek, Inc.
7.200%	07/15/2008	1,495,000	1,510,188

Electronics — 0.2%
Thomas & Betts Corp.
6.625%	05/07/2008	600,000	602,645
Thomas & Betts Corp., Series B
6.390%	02/10/2009	275,000	280,048
			882,693

Environmental Controls — 0.1%
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	550,000	540,375

Food Retailers — 0.2%
Fred Meyer, Inc.
7.450%	03/01/2008	750,000	755,989

5

Foods — 0.5%
Sara Lee Corp.
3.875%	06/15/2013	$ 210,000	$ 192,654
Smithfield Foods, Inc.
7.000%	08/01/2011	2,240,000	2,268,000
			2,460,654

Forest Products & Paper — 0.3%
International Paper Co.
3.800%	04/01/2008	920,000	911,915
Rock-Tenn Co.
5.625%	03/15/2013	140,000	131,250
Rock-Tenn Co.
8.200%	08/15/2011	490,000	506,537
			1,549,702

Gas — 0.7%
Australian Gas Light Co. Ltd. (b)
6.400%	04/15/2008	850,000	855,921
KeySpan Gas East Corp., Series A
6.900%	01/15/2008	1,105,000	1,109,467
OAO Gazprom (b)
9.625%	03/01/2013	400,000	461,560
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	475,000	454,435
Southwest Gas Corp.
8.375%	02/15/2011	305,000	330,246
			3,211,629

Holding Company - Diversified — 0.4%
Leucadia National Corp.
7.750%	08/15/2013	2,000,000	1,975,000

Home Builders — 0.2%
Centex Corp.
7.875%	02/01/2011	460,000	459,287
D.R. Horton, Inc.
4.875%	01/15/2010	120,000	111,248
Lennar Corp., Series B
5.125%	10/01/2010	105,000	98,719
Lennar Corp., Series B
6.500%	04/15/2016	300,000	271,183
			940,437

Household Products — 0.2%
Kimberly-Clark Corp.
6.125%	08/01/2017	750,000	772,520

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	450,000	442,831
Toro Co.
7.800%	06/15/2027	235,000	248,660
			691,491

6

Internet — 0.1%
The Thomson Corp.
6.200%	01/05/2012	$ 650,000	$ 662,377

Investment Companies — 0.1%
Xstrata Finance Canada (b)
5.800%	11/15/2016	285,000	283,407

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	385,000	380,754

Lodging — 0.7%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	425,000	408,000
Hilton Hotels Corp.
7.200%	12/15/2009	65,000	68,602
Hilton Hotels Corp.
7.625%	05/15/2008	460,000	467,446
Marriot International
6.200%	06/15/2016	1,125,000	1,122,631
MGM Mirage
6.000%	10/01/2009	360,000	357,300
MGM Mirage
6.750%	09/01/2012	100,000	98,375
MGM Mirage
6.750%	04/01/2013	335,000	327,462
Starwood Hotels & Resorts Worldwide, Inc.
6.250%	02/15/2013	250,000	250,913
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	495,000	528,239
			3,628,968

Machinery - Diversified — 0.3%
Briggs & Stratton Corp.
8.875%	03/15/2011	725,000	773,937
Idex Corp.
6.875%	02/15/2008	775,000	778,882
			1,552,819

Manufacturing — 0.8%
Bombardier Capital, Inc. (b)
6.750%	05/01/2012	310,000	310,775
Cooper US, Inc.
6.100%	07/01/2017	635,000	650,841
Dover Corp.
6.250%	06/01/2008	750,000	752,686
Pentair, Inc.
7.850%	10/15/2009	850,000	898,067
Tyco Electronics Group SA (b)
6.000%	10/01/2012	375,000	379,553
Tyco Electronics Group SA (b)
6.550%	10/01/2017	325,000	329,059
Tyco Electronics Group SA (b)
7.125%	10/01/2037	400,000	414,552
			3,735,533

7

Media — 3.7%
Belo Corp.
8.000%	11/01/2008	$ 555,000	$ 568,629
Clear Channel Communications, Inc.
4.250%	05/15/2009	950,000	905,527
Comcast Cable Communications, Inc.
6.200%	11/15/2008	1,235,000	1,247,076
Comcast Corp.
6.950%	08/15/2037	400,000	419,844
Cox Communications, Inc.
4.625%	01/15/2010	2,565,000	2,534,635
Cox Communications, Inc.
6.750%	03/15/2011	475,000	495,823
Cox Enterprises, Inc. (b)
4.375%	05/01/2008	750,000	745,332
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,800,000	1,790,519
Echostar DBS Corp.
7.125%	02/01/2016	600,000	616,500
Knight-Ridder, Inc.
7.125%	06/01/2011	180,000	183,036
News America, Inc.
4.750%	03/15/2010	800,000	790,754
News America, Inc.
6.625%	01/09/2008	800,000	802,420
Rogers Cable, Inc.
5.500%	03/15/2014	225,000	216,965
Scholastic Corp.
5.000%	04/15/2013	500,000	438,050
Shaw Communications, Inc.
8.250%	04/11/2010	1,325,000	1,378,000
Thomson Corp.
5.700%	10/01/2014	1,485,000	1,472,437
Thomson Corp.
5.750%	02/01/2008	955,000	956,192
Time Warner, Inc.
5.875%	11/15/2016	845,000	826,655
Viacom, Inc.
6.250%	04/30/2016	315,000	315,829
Viacom, Inc.
6.625%	05/15/2011	780,000	809,305
Viacom, Inc.
7.875%	07/30/2030	530,000	573,475
			18,087,003

Metal Fabricate & Hardware — 0.1%
Timken Co.
5.750%	02/15/2010	730,000	740,677

Mining — 0.6%
Alcan Aluminum Ltd.
6.250%	11/01/2008	800,000	806,376

8

Codelco, Inc. (b)
6.150%	10/24/2036	$ 415,000	$ 404,678
Vale Overseas Ltd.
6.250%	01/23/2017	455,000	460,096
Vale Overseas Ltd.
6.875%	11/21/2036	420,000	432,712
Vulcan Materials Co.
6.000%	04/01/2009	800,000	813,109
			2,916,971

Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500%	05/15/2012	350,000	346,653

Oil & Gas — 1.4%
Anadarko Petroleum Corp.
3.250%	05/01/2008	225,000	222,070
Enterprise Products Operating LP
7.500%	02/01/2011	195,000	207,099
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	150,000	149,923
Lasmo (USA), Inc.
6.750%	12/15/2007	2,000,000	2,007,908
Mobil Corp.
8.625%	08/15/2021	1,000,000	1,308,508
The Premcor Refining Group, Inc.
6.750%	05/01/2014	280,000	291,852
Shell International Finance
5.625%	06/27/2011	1,375,000	1,411,491
Tesoro Corp. (b)
6.500%	06/01/2017	330,000	327,525
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	949,027
			6,875,403

Oil & Gas Services — 0.2%
Colonial Pipeline Co. (b)
7.630%	04/15/2032	500,000	579,853
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	210,000	196,350
			776,203

Packaging & Containers — 0.6%
Packaging Corp. of America
5.750%	08/01/2013	360,000	356,426
Pactiv Corp.
5.875%	07/15/2012	345,000	349,314
Pactiv Corp.
6.400%	01/15/2018	300,000	305,212
Sealed Air Corp. (b)
6.875%	07/15/2033	200,000	187,091
Sonoco Products Co.
6.500%	11/15/2013	1,500,000	1,541,055
			2,739,098

9

Pipelines — 2.4%
Boardwalk Pipelines LLC
5.500%	02/01/2017	$ 235,000	$ 227,003
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,050,000	1,079,632
Duke Energy Field Services Corp.
7.875%	08/16/2010	800,000	853,262
Enbridge Energy Partners LP
4.000%	01/15/2009	1,000,000	988,047
Enbridge, Inc.
5.800%	06/15/2014	1,200,000	1,196,002
Gulf South Pipeline Co. LP (b)
5.050%	02/01/2015	225,000	217,725
Kern River Funding Corp. (b)
4.893%	04/30/2018	881,467	874,530
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	220,000	217,508
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	150,000	143,563
Kinder Morgan Energy Partners, LP
6.950%	01/15/2038	655,000	664,008
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	150,000	144,523
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	490,000	502,456
Plains All American Pipeline Co.
5.625%	12/15/2013	590,000	581,273
Southern Natural Gas Co. (b)
5.900%	04/01/2017	370,000	360,082
Texas Eastern Transmission LP (b)
6.000%	09/15/2017	275,000	272,451
TransCanada Pipelines, Ltd.
6.490%	01/21/2009	2,500,000	2,554,370
Transcontinental Gas Pipe Line Corp.
8.875%	07/15/2012	600,000	667,500
			11,543,935

Real Estate Investment Trusts (REITS) — 1.1%
Boston Properties, LP REIT
5.000%	06/01/2015	200,000	186,368
Brandywine Operating Partnership LP
5.625%	12/15/2010	465,000	464,198
iStar Financial, Inc. REIT
7.000%	03/15/2008	495,000	494,538
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	190,000	185,872
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	350,000	321,498
Kimco Realty Corp., Series B
7.860%	11/01/2007	1,100,000	1,101,926
Prologis REIT
5.250%	11/15/2010	970,000	966,644

10

Senior Housing Properties Trust REIT
8.625%	01/15/2012	$ 125,000	$ 134,375
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	490,000	488,439
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	955,000	1,012,370
			5,356,228

Retail — 0.1%
J.C. Penney Co., Inc.
7.950%	04/01/2017	160,000	177,563
Lowes Cos, Inc.
5.600%	09/15/2012	425,000	429,167
			606,730

Savings & Loans — 0.2%
Washington Mutual Bank
5.650%	08/15/2014	1,125,000	1,082,950

Software — 0.0%
Certegy, Inc.
4.750%	09/15/2008	270,000	267,748

Telecommunications — 2.6%
American Tower Corp. (b)
7.000%	10/15/2017	1,000,000	1,006,250
Anixter, Inc.
5.950%	03/01/2015	715,000	654,225
AT&T, Inc.
4.125%	09/15/2009	1,900,000	1,869,085
AT&T, Inc.
6.500%	09/01/2037	450,000	463,994
Embarq Corp.
7.082%	06/01/2016	340,000	352,475
Qwest Corp.
7.875%	09/01/2011	1,150,000	1,207,500
Qwest Corp.
8.875%	03/15/2012	415,000	452,869
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	410,000	414,172
SBC Communications, Inc.
6.125%	02/15/2008	350,000	350,844
Sprint Capital Corp.
6.125%	11/15/2008	2,100,000	2,115,454
Sprint Capital Corp.
6.900%	05/01/2019	360,000	361,424
Sprint Nextel Corp.
6.000%	12/01/2016	1,005,000	965,328
Telecom Italia Capital SA
6.000%	09/30/2034	465,000	432,363
Verizon Global Funding Corp.
7.750%	12/01/2030	250,000	289,172
Verizon New England, Inc.
6.500%	09/15/2011	730,000	756,438
Vodafone Group PLC
7.750%	02/15/2010	650,000	686,284
			12,377,877

11

Textiles — 0.0%
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	$ 250,000	$ 265,608

Transportation — 0.5%
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	665,000	692,713
Canadian National Railway Co.
5.850%	11/15/2017	365,000	365,000
Canadian National Railway Co.
6.375%	11/15/2037	325,000	328,903
CNF, Inc.
8.875%	05/01/2010	600,000	649,042
CSX Corp.
7.250%	05/01/2027	50,000	54,291
Norfolk Southern Corp.
6.000%	04/30/2008	550,000	552,042
			2,641,991

TOTAL CORPORATE DEBT (Cost $154,275,544)			153,103,549

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.9%
Commercial MBS — 3.8%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	1,325,000	1,315,027
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	900,000	893,605
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	1,825,000	1,817,005
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	4,450,000	4,363,678
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	4,200,000	4,130,942
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	2,300,000	2,305,172
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (b)
6.920%	02/03/2014	1,000,000	1,028,718
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2
6.055%	02/15/2051	2,450,000	2,504,474
			18,358,621

Home Equity ABS — 0.5%
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	2,875,000	2,659,823

12

Other ABS — 0.8%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (b)
6.360%	09/20/2010	$ 680,000	$ 673,200
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (b)
6.226%	01/11/2013	875,000	826,551
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (b)
5.937%	06/20/2014	1,400,000	1,277,281
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class A7, FRN (b)
7.360%	09/20/2010	500,000	489,141
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class B2, FRN (b)
7.960%	09/20/2010	400,000	388,375
			3,654,548

WL Collateral CMO — 3.8%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,452,207	1,368,001
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.529%	08/25/2034	498,129	490,701
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
3.998%	07/25/2034	1,627,045	1,592,939
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.243%	07/25/2037	3,567,726	3,519,562
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
6.125%	09/25/2033	147,539	148,747
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.048%	02/25/2034	125,756	126,044
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.626%	08/25/2034	156,341	157,226
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
6.926%	08/25/2034	307,771	308,840
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN
3.786%	11/21/2034	600,000	584,668
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.226%	07/25/2033	36,126	36,093
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
6.004%	02/25/2034	54,626	55,236
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.375%	02/25/2034	6,949	7,095

13

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.418%	03/25/2034	$ 179,641	$ 181,762
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,355,419	1,318,144
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	364,868	384,189
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	591,962	600,845
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	259,750	258,614
Washington Mutual, Inc., Series 2004-AR14, Class A1 FRN
4.259%	01/25/2035	2,039,100	1,999,119
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.383%	04/25/2044	451,104	454,040
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.220%	09/25/2034	1,397,341	1,386,350
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.574%	12/25/2034	1,755,851	1,729,499
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.110%	06/25/2035	1,724,177	1,709,995
			18,417,709

WL Collateral PAC — 0.0%
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	10,568	10,533
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
4.474%	06/25/2032	116,503	116,097
			126,630

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,996,467)			43,217,331

SOVEREIGN DEBT OBLIGATIONS — 0.7%

Province of Ontario
4.750%	01/19/2016	1,700,000	1,660,154
United Mexican States
5.625%	01/15/2017	1,405,000	1,400,785
			3,060,939

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,038,745)			3,060,939

14

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.8%
Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	$ 504,607	$ 493,683

U.S. Government Agencies — 39.7%
Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	511,074	526,364

Pass-Through Securities — 39.6%
Fannie Mae
6.000%	01/01/2036 - 10/01/2036	14,464,952	14,491,508
Fannie Mae
6.500%	06/01/2035 - 11/01/2036	16,736,402	17,046,850
FHLMC
4.000%	12/15/2009	8,275,000	8,208,181
FHLMC
5.500%	07/01/2020 - 11/01/2031	15,895,282	15,857,460
FHLMC
6.000%	09/01/2016 - 02/01/2018	372,339	380,882
FHLMC
6.500%	09/01/2016	710,508	728,028
FHLMC
7.500%	10/01/2030 - 02/01/2031	81,842	86,238
FHLMC
8.000%	03/01/2027	119,670	128,840
FHLMC
9.000%	03/01/2017	3,628	3,853
FNMA
3.875%	02/15/2010	8,000,000	7,906,885
FNMA
4.500%	12/01/2033 - 01/01/2037	26,676,103	24,766,439
FNMA
5.000%	08/01/2035 - 05/01/2037	25,323,542	24,193,370
FNMA
5.500%	02/01/2014 - 02/01/2036	44,112,153	43,737,910
FNMA
6.000%	06/01/2016	62,693	64,008
FNMA
6.500%	07/01/2016 - 10/01/2036	1,039,164	1,060,356
FNMA
7.000%	03/01/2031 - 04/01/2031	145,418	151,059
FNMA
7.500%	08/01/2029 - 06/01/2031	111,073	118,658
FNMA
8.000%	11/01/2029 - 09/01/2031	272,584	287,775
FNMA
9.000%	05/01/2009	13,073	13,277
GNMA
5.500%	06/15/2036 - 04/15/2037	12,999,026	12,828,843
GNMA
6.000%	07/15/2037 - 08/15/2037	8,274,802	8,331,692

15

GNMA
6.125%	11/20/2025 - 11/20/2027	$ 27,142	$ 27,253
GNMA
6.500%	09/15/2036 - 05/15/2037	10,136,189	10,368,464
GNMA
7.000%	09/15/2023 - 08/15/2032	463,071	482,739
GNMA
7.250%	11/20/2021	59,601	63,007
GNMA
7.500%	03/15/2017 - 06/15/2024	176,308	185,844
GNMA
8.000%	11/15/2007 - 04/15/2008	2,548	2,551
Total Pass-Through Securities			191,521,970
Total U.S. Government Agencies			192,048,334

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $192,982,174)			192,542,017

U.S. TREASURY OBLIGATIONS — 13.3%

U.S. Treasury Bond (e)
6.125%	08/15/2029	18,830,000	21,981,084
U.S. Treasury Note (f)
4.375%	08/15/2012	1,205,000	1,215,826
U.S. Treasury Note (f)
4.500%	05/15/2017	17,745,000	17,649,344
U.S. Treasury Note
4.875%	05/31/2011	9,310,000	9,554,387
U.S. Treasury Principal Strips
0.000%	05/15/2016	21,000,000	14,120,308
			64,520,949

TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,972,904)			64,520,949

TOTAL BONDS & NOTES (Cost $455,903,969)			457,062,298

	Principal
	Amount	Market Value
OPTIONS — 0.2%
Bear Stearns Bank Put, Expires 9/21/2009, Strike 4.58	$ 9,875,000	$ 145,658
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	6,000,000	73,229
Bear Stearns Put, Expires 9/21/2009, Strike 5.05	40,500,000	444,848

TOTAL OPTIONS (Cost $563,650)		663,735

TOTAL LONG TERM INVESTMENTS (Cost $456,917,619)		458,230,300

16

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.9%
Cash Equivalents — 2.6% (h)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 228,745	$ 228,745
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	114,371	114,371
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	91,497	91,497
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	274,491	274,491
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	68,623	68,623
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	114,371	114,371
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	114,371	114,371
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	457,484	457,484
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	114,371	114,371
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	114,371	114,371
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	182,994	182,994
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	617,604	617,604
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	137,245	137,245
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,303,831	1,303,831
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	457,484	457,484
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	137,245	137,245
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	91,497	91,497
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	137,245	137,245
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	113,983	113,983
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,143,711	1,143,711
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	343,113	343,113
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	22,874	22,874
Freddie Mac Discount Note
4.515%	10/24/2007	22,797	22,797
Freddie Mac Discount Note
4.527%	11/13/2007	89,052	89,052
Freddie Mac Discount Note
4.557%	10/26/2007	113,953	113,953
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	228,742	228,742

17

National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	$ 1,601,195	$ 1,601,195
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	457,484	457,484
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	137,245	137,245
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	114,371	114,371
Reserve Primary Money Market Fund (g)
		228,742	228,742
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	228,742	228,742
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	114,371	114,371
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	114,371	114,371
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	91,497	91,497
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	182,994	182,994
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	457,484	457,484
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	556,730	556,730
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	228,742	228,742
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	228,742	228,742
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	228,742	228,742
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	114,371	114,371
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	228,742	228,742
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	228,742	228,742
Wells Fargo Bank
5.450%	10/12/2007	114,371	114,371
			12,493,743

Commercial Paper — 7.3%
Avery Dennison Corp.
5.400%	10/02/2007	5,070,000	5,069,239
Computer Sciences Corp. (b)
5.500%	10/10/2007	4,050,000	4,044,432
Duke Energy Corp.
5.350%	10/04/2007	2,130,000	2,129,050
Fortune Brands, Inc.
5.750%	10/01/2007	2,925,000	2,925,000
Gannett Co., Inc.
5.350%	10/02/2007	1,415,000	1,414,789
Gannett Co., Inc.
5.350%	10/09/2007	3,765,000	3,760,524
General Mills, Inc. (b)
5.420%	10/09/2007	555,000	554,331

18

Kinder Morgan Energy Partners, LP (b)
5.350%	10/03/2007	$ 4,325,000	$ 4,323,714
Kinder Morgan Energy Partners, LP
5.400%	10/11/2007	3,300,000	3,295,050
Walt Disney Co.
5.350%	10/17/2007	3,600,000	3,591,440
Whirlpool Corp. (b)
5.350%	10/05/2007	4,500,000	4,497,326
			35,604,895

TOTAL SHORT-TERM INVESTMENTS (Cost $48,098,638)			48,098,638

TOTAL INVESTMENTS — 104.6% (Cost $505,016,257) (i)			$506,328,938

Other Assets/(Liabilities) — (4.6%)			(22,108,689)

NET ASSETS — 100.0%			$484,220,249

Notes to Portfolio of Investments

FRN - Floating Rate Note

VRN - Variable Rate Note

(a)             Non-income producing security.

(b)            Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $31,337,258 or 6.5% of net assets.

(c)             Security is currently in default.

(d)            This security is valued in good faith under procedures established by the Board of Trustees.

(e)             This security is held as collateral for open futures contracts. (Note 2).

(f)               Denotes all or a portion of security on loan. (Note 2).

(g)            Amount represents shares owned of the fund.

(h)            Represents investments of security lending collateral. (Note 2).

(i)                See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 60.0%
COMMON STOCK — 60.0%
Advertising — 0.2%
Omnicom Group, Inc.	32,700	$1,572,543

Aerospace & Defense — 2.2%
Boeing Co.	31,800	3,338,682
General Dynamics Corp.	23,300	1,968,151
Goodrich Corp.	4,100	279,743
L-3 Communications Holdings, Inc. (a)	12,900	1,317,606
Lockheed Martin Corp.	26,100	2,831,589
Northrop Grumman Corp.	32,500	2,535,000
Raytheon Co.	44,300	2,827,226
Rockwell Collins, Inc.	5,300	387,112
United Technologies Corp.	61,100	4,917,328
		20,402,437

Agriculture — 1.2%
Altria Group, Inc.	140,400	9,762,012
Reynolds American, Inc. (a)	6,300	400,617
UST, Inc. (a)	12,400	615,040
		10,777,669

Airlines — 0.0%
Southwest Airlines Co.	1,700	25,160

Apparel — 0.3%
Coach, Inc. (b)	13,100	619,237
Nike, Inc. Cl. B	31,600	1,853,656
Polo Ralph Lauren Corp. (a)	1,800	139,950
VF Corp.	3,000	242,250
		2,855,093

Auto Manufacturers — 0.1%
Ford Motor Co. (a) (b)	12,100	102,729
General Motors Corp.	25,800	946,860
Paccar, Inc.	100	8,525
		1,058,114

Automotive & Parts — 0.1%
Johnson Controls, Inc.	4,300	507,873

Banks — 3.3%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR (Spain)	6,720	156,442
Bank of America Corp.	195,705	9,838,090
The Bank of New York Mellon Corp.	24,918	1,099,881
BB&T Corp.	11,900	480,641
Capital One Financial Corp.	13,333	885,711
Comerica, Inc.	11,700	599,976
Fifth Third Bancorp (a)	28,100	952,028
Huntington Bancshares, Inc.	7,700	130,746
KeyCorp	29,800	963,434

1

M&T Bank Corp.	2,200	$227,590
Marshall and Ilsley Corp. (a)	7,400	323,898
National City Corp.	18,700	469,183
Northern Trust Corp.	6,000	397,620
PNC Financial Services Group, Inc.	11,100	755,910
Regions Financial Corp.	22,986	677,627
State Street Corp.	600	40,896
SunTrust Banks, Inc.	11,500	870,205
Synovus Financial Corp.	9,500	266,475
U.S. Bancorp	60,400	1,964,812
Wachovia Corp.	67,437	3,381,966
Wells Fargo & Co.	155,100	5,524,662
Zions Bancorp	2,600	178,542
		30,186,335

Beverages — 0.9%
Anheuser-Busch Cos., Inc.	38,800	1,939,612
The Coca-Cola Co.	7,600	436,772
Coca-Cola Enterprises, Inc.	42,400	1,026,928
Molson Coors Brewing Co. Cl. B	1,500	149,505
The Pepsi Bottling Group, Inc.	8,900	330,813
PepsiCo, Inc.	65,100	4,769,226
		8,652,856

Biotechnology — 0.3%
Biogen Idec, Inc. (b)	31,300	2,076,129
Celgene Corp. (a) (b)	100	7,131
Genzyme Corp. (b)	10,400	644,384
		2,727,644

Building Materials — 0.1%
American Standard Cos., Inc.	500	17,810
Masco Corp.	21,200	491,204
		509,014

Chemicals — 0.9%
Air Products & Chemicals, Inc.	4,700	459,472
Ashland, Inc.	4,000	240,840
The Dow Chemical Co.	35,300	1,520,018
Du Pont (E.I.) de Nemours & Co.	34,200	1,694,952
Eastman Chemical Co.	2,600	173,498
International Flavors & Fragrances, Inc.	2,400	126,864
Monsanto Co.	19,600	1,680,504
Praxair, Inc.	11,200	938,112
Rohm & Haas Co.	2,800	155,876
The Sherwin-Williams Co.	14,900	979,079
Sigma-Aldrich Corp.	5,900	287,566
		8,256,781

Commercial Services — 0.3%
Apollo Group, Inc. Cl. A (b)	7,500	451,125
Convergys Corp. (b)	5,300	92,008
Donnelley (R.R.) & Sons Co.	5,000	182,800
Equifax, Inc.	7,200	274,464
McKesson Corp.	19,600	1,152,284

2

Monster Worldwide, Inc. (b)	1,200	$40,872
Moody’s Corp.	5,000	252,000
Robert Half International, Inc.	900	26,874
Western Union	28,000	587,160
		3,059,587

Computers — 4.0%
Affiliated Computer Services, Inc. Cl. A (b)	9,200	462,208
Apple, Inc. (b)	52,400	8,045,496
Computer Sciences Corp. (b)	11,900	665,210
Dell, Inc. (b)	120,100	3,314,760
Electronic Data Systems Corp.	22,700	495,768
EMC Corp. (b)	194,100	4,037,280
Hewlett-Packard Co.	150,400	7,488,416
International Business Machines Corp.	88,100	10,378,180
Lexmark International, Inc. Cl. A (b)	1,800	74,754
NCR Corp. (b)	10,300	512,940
Network Appliance, Inc. (b)	11,800	317,538
SanDisk Corp. (b)	300	16,530
Sun Microsystems, Inc. (a) (b)	104,700	587,367
		36,396,447

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	10,400	741,728
The Procter & Gamble Co.	77,893	5,478,994
		6,220,722

Distribution & Wholesale — 0.1%
Genuine Parts Co.	6,500	325,000
Grainger W.W., Inc.	4,100	373,879
		698,879

Diversified Financial — 4.6%
American Express Co.	38,700	2,297,619
Ameriprise Financial, Inc.	7,080	446,819
The Bear Stearns Cos., Inc. (a)	300	36,843
The Charles Schwab Corp.	1,400	30,240
CIT Group, Inc.	7,000	281,400
Citigroup, Inc.	196,300	9,161,321
CME Group, Inc.	1,800	1,057,230
Countrywide Financial Corp. (a)	28,500	541,785
Discover Financial Services (b)	37,150	772,720
E*TRADE Financial Corp. (b)	13,800	180,228
Fannie Mae	47,600	2,894,556
Franklin Resources, Inc.	4,900	624,750
Freddie Mac	22,700	1,339,527
The Goldman Sachs Group, Inc.	31,500	6,827,310
JP Morgan Chase & Co.	131,116	6,007,735
Janus Capital Group, Inc. (a)	6,000	169,680
Legg Mason, Inc.	400	33,716
Lehman Brothers Holdings, Inc. (a)	29,400	1,814,862
Merrill Lynch & Co., Inc.	66,700	4,754,376
Morgan Stanley	39,600	2,494,800
T. Rowe Price Group, Inc.	100	5,569
		41,773,086

3

Electric — 1.8%
AES Corp. (b)	200	$4,008
Ameren Corp. (a)	7,600	399,000
American Electric Power Co., Inc.	21,800	1,004,544
CenterPoint Energy, Inc. (a)	28,300	453,649
Consolidated Edison, Inc.	26,700	1,236,210
Constellation Energy Group, Inc.	6,700	574,793
DTE Energy Co. (a)	9,900	479,556
Duke Energy Corp.	128,432	2,400,394
Edison International	32,500	1,802,125
Entergy Corp.	3,900	422,331
FirstEnergy Corp.	11,500	728,410
FPL Group, Inc.	21,400	1,302,832
PG&E Corp.	17,000	812,600
Pinnacle West Capital Corp.	2,400	94,824
PPL Corp.	13,700	634,310
Progress Energy, Inc.	14,000	655,900
Public Service Enterprise Group, Inc.	12,000	1,055,880
Southern Co.	34,100	1,237,148
Xcel Energy, Inc.	32,200	693,588
		15,992,102

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	27,800	1,479,516
Molex, Inc.	100	2,693
		1,482,209

Electronics — 0.3%
Agilent Technologies, Inc. (b)	14,500	534,760
Jabil Circuit, Inc.	200	4,568
PerkinElmer, Inc.	7,700	224,917
Tektronix, Inc.	6,700	185,858
Thermo Fisher Scientific, Inc. (b)	17,700	1,021,644
Tyco Electronics Ltd. (b)	9,007	319,118
Waters Corp. (b)	4,000	267,680
		2,558,545

Engineering & Construction — 0.1%
Fluor Corp.	5,100	734,298

Environmental Controls — 0.3%
Allied Waste Industries, Inc. (b)	104,000	1,326,000
Waste Management, Inc.	43,500	1,641,690
		2,967,690

Foods — 1.0%
ConAgra Foods, Inc.	28,200	736,866
General Mills, Inc.	14,300	829,543
Heinz (H. J.) Co.	12,700	586,740
The Hershey Co. (a)	5,200	241,332
Kellogg Co.	8,200	459,200
The Kroger Co.	62,400	1,779,648
Safeway, Inc.	30,900	1,023,099
Sara Lee Corp.	41,700	695,973

4

SuperValu, Inc.	15,600	$608,556
Sysco Corp.	26,200	932,458
Tyson Foods, Inc. Cl. A	27,700	494,445
Wrigley (Wm.) Jr. Co.	7,400	475,302
		8,863,162

Forest Products & Paper — 0.2%
International Paper Co.	23,900	857,293
MeadWestvaco Corp.	4,100	121,073
Temple-Inland, Inc.	4,600	242,098
Weyerhaeuser Co.	5,000	361,500
		1,581,964

Gas — 0.2%
Nicor, Inc. (a)	5,500	235,950
NiSource, Inc.	16,300	311,982
Sempra Energy	27,100	1,575,052
		2,122,984

Hand & Machine Tools — 0.1%
The Black & Decker Corp.	3,900	324,870
Snap-on, Inc.	3,000	148,620
The Stanley Works	5,600	314,328
		787,818

Health Care - Products — 1.7%
Baxter International, Inc.	36,500	2,054,220
Becton, Dickinson & Co.	7,400	607,170
Boston Scientific Corp. (a) (b)	1,700	23,715
Covidien Ltd. (b)	19,207	797,091
Johnson & Johnson	130,700	8,586,990
Medtronic, Inc.	42,900	2,419,989
Patterson Cos., Inc. (b)	6,500	250,965
St. Jude Medical, Inc. (b)	400	17,628
Zimmer Holdings, Inc. (b)	7,800	631,722
		15,389,490

Health Care - Services — 0.8%
Aetna, Inc.	41,700	2,263,059
Coventry Health Care, Inc. (b)	4,700	292,387
Humana, Inc. (b)	4,900	342,412
Laboratory Corp. of America Holdings (b)	3,300	258,159
UnitedHealth Group, Inc.	55,600	2,692,708
WellPoint, Inc. (b)	15,600	1,231,152
		7,079,877

Home Builders — 0.1%
Centex Corp. (a)	7,600	201,932
D.R. Horton, Inc.	9,600	122,976
KB Home	6,400	160,384
Lennar Corp. Cl. A (a)	8,400	190,260
		675,552

Home Furnishing — 0.1%
Harman International Industries, Inc.	100	8,652

5

Whirlpool Corp.	6,500	$579,150
		587,802

Household Products — 0.2%
The Clorox Co.	8,400	512,316
Fortune Brands, Inc.	5,200	423,748
Kimberly-Clark Corp.	15,500	1,089,030
		2,025,094

Housewares — 0.0%
Newell Rubbermaid, Inc.	11,300	325,666

Insurance — 4.5%
ACE Ltd.	28,100	1,702,017
AFLAC, Inc.	8,700	496,248
Allstate Corp.	41,200	2,356,228
Ambac Financial Group, Inc. (a)	5,100	320,841
American International Group, Inc.	147,300	9,964,845
Aon Corp.	20,400	914,124
Assurant, Inc.	7,900	422,650
Chubb Corp.	36,300	1,947,132
Cigna Corp.	26,000	1,385,540
Cincinnati Financial Corp.	19,600	848,876
Genworth Financial, Inc. Cl. A	15,300	470,169
The Hartford Financial Services Group, Inc.	27,800	2,572,890
Lincoln National Corp.	13,587	896,334
Loews Corp.	14,400	696,240
MBIA, Inc. (a)	9,100	555,555
Metlife, Inc.	64,500	4,497,585
Principal Financial Group, Inc.	13,700	864,333
Progressive Corp.	22,400	434,784
Prudential Financial, Inc.	40,800	3,981,264
Safeco Corp. (a)	5,700	348,954
Torchmark Corp.	5,100	317,832
St. Paul Travelers Companies	59,635	3,002,026
Unum Group	19,000	464,930
XL Capital Ltd. Cl. A	17,200	1,362,240
		40,823,637

Internet — 1.0%
Amazon.com, Inc. (b)	33,300	3,101,895
eBay, Inc. (b)	47,300	1,845,646
Google, Inc. Cl. A (a) (b)	3,800	2,155,626
IAC/InterActiveCorp (b)	12,300	364,941
Symantec Corp. (b)	67,400	1,306,212
VeriSign, Inc. (b)	8,900	300,286
Yahoo!, Inc. (b)	5,000	134,200
		9,208,806

Investment Companies — 0.1%
American Capital Strategies Ltd. (a)	22,800	974,244

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	400	43,980
Nucor Corp.	13,300	790,951

6

United States Steel Corp.	13,100	$1,387,814
		2,222,745

Leisure Time — 0.0%
Harley-Davidson, Inc. (a)	100	4,621

Lodging — 0.1%
Hilton Hotels Corp.	400	18,596
Marriott International, Inc. Cl. A	700	30,429
Starwood Hotels & Resorts Worldwide, Inc.	11,400	692,550
Wyndham Worldwide Corp.	5,300	173,628
		915,203

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	13,900	1,090,177
Terex Corp. (b)	1,800	160,236
		1,250,413

Machinery - Diversified — 0.3%
Cummins, Inc.	3,200	409,248
Deere & Co.	9,300	1,380,306
Rockwell Automation, Inc.	13,400	931,434
		2,720,988

Manufacturing — 3.2%
3M Co.	24,200	2,264,636
Cooper Industries Ltd. Cl. A	9,800	500,682
Danaher Corp.	18,100	1,497,051
Dover Corp.	6,500	331,175
Eastman Kodak Co. (a)	21,000	561,960
Eaton Corp.	8,300	822,032
General Electric Co.	313,300	12,970,620
Honeywell International, Inc.	74,400	4,424,568
Illinois Tool Works, Inc.	14,000	834,960
Ingersoll-Rand Co. Ltd. Cl. A	5,700	310,479
ITT Corp. (a)	10,200	692,886
Leggett & Platt, Inc.	11,400	218,424
Pall Corp.	6,400	248,960
Parker Hannifin Corp.	9,500	1,062,385
Textron, Inc.	8,300	516,343
Tyco International Ltd.	49,707	2,204,008
		29,461,169

Media — 2.2%
CBS Corp. Cl. B	55,250	1,740,375
Clear Channel Communications, Inc.	76,200	2,852,928
The DIRECTV Group, Inc. (b)	17,600	427,328
Dow Jones & Co., Inc. (a)	4,500	268,650
Gannett Co., Inc.	13,000	568,100
The McGraw-Hill Companies, Inc. (a)	18,800	957,108
Meredith Corp.	21,500	1,231,950
The Scripps (E.W.) Co. Cl. A	5,200	218,400
Time Warner, Inc.	165,900	3,045,924
Tribune Co.	6,100	166,652
Viacom, Inc. Cl. B (b)	53,800	2,096,586

7

The Walt Disney Co.	188,500	$6,482,515
		20,056,516

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	4,500	665,910

Mining — 0.4%
Alcoa, Inc.	4,900	191,688
Freeport-McMoran Copper & Gold, Inc.	30,993	3,250,856
Vulcan Materials Co. (a)	300	26,745
		3,469,289

Office Equipment/Supplies — 0.2%
Xerox Corp. (b)	87,900	1,524,186

Oil & Gas — 5.7%
Anadarko Petroleum Corp.	18,700	1,005,125
Chesapeake Energy Corp. (a)	900	31,734
Chevron Corp.	87,269	8,166,633
ConocoPhillips	111,158	9,756,338
Devon Energy Corp.	21,700	1,805,440
ENSCO International, Inc.	400	22,440
EOG Resources, Inc. (a)	300	21,699
Exxon Mobil Corp.	237,100	21,945,976
Hess Corp.	9,600	638,688
Marathon Oil Corp.	37,800	2,155,356
Murphy Oil Corp.	6,500	454,285
Nabors Industries Ltd. (b)	1,200	36,924
Noble Corp.	6,000	294,300
Occidental Petroleum Corp.	30,800	1,973,664
Sunoco, Inc.	4,100	290,198
Tesoro Corp.	7,900	363,558
Transocean, Inc. (b)	7,200	813,960
Valero Energy Corp.	28,500	1,914,630
XTO Energy, Inc.	300	18,552
		51,709,500

Oil & Gas Services — 0.9%
Baker Hughes, Inc.	400	36,148
BJ Services Co. (a)	400	10,620
Halliburton Co.	24,800	952,320
National Oilwell Varco, Inc. (b)	14,000	2,023,000
Schlumberger Ltd.	46,500	4,882,500
Weatherford International Ltd. (b)	600	40,308
		7,944,896

Packaging & Containers — 0.2%
Ball Corp.	8,400	451,500
Pactiv Corp. (b)	40,800	1,169,328
Sealed Air Corp.	4,900	125,244
		1,746,072

Pharmaceuticals — 3.1%
AmerisourceBergen Corp.	15,400	698,082
Bristol-Myers Squibb Co.	110,400	3,181,728

8

Eli Lilly & Co.	40,600	$2,311,358
Express Scripts, Inc. (b)	18,500	1,032,670
Forest Laboratories, Inc. (b)	28,500	1,062,765
King Pharmaceuticals, Inc. (b)	15,100	176,972
Medco Health Solutions, Inc. (b)	21,900	1,979,541
Merck & Co., Inc.	87,800	4,538,382
Pfizer, Inc.	338,600	8,271,998
Schering-Plough Corp.	61,300	1,938,919
Watson Pharmaceutical, Inc. (b)	20,300	657,720
Wyeth	52,100	2,321,055
		28,171,190

Pipelines — 0.1%
El Paso Corp.	41,900	711,043
Spectra Energy Corp.	12,900	315,792
The Williams Cos., Inc.	1,800	61,308
		1,088,143

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	6,100	169,824

Real Estate Investment Trusts (REITS) — 0.4%
Boston Properties, Inc.	5,100	529,890
Equity Residential REIT (a)	8,800	372,768
Host Hotels & Resorts, Inc. REIT (a)	98,200	2,203,608
Kimco Realty Corp.	7,500	339,075
ProLogis	4,600	305,210
		3,750,551

Retail — 2.0%
AutoNation, Inc. (b)	100	1,772
AutoZone, Inc. (b)	16,000	1,858,240
Best Buy Co., Inc.	32,150	1,479,543
Big Lots, Inc. (a) (b)	69,500	2,073,880
Circuit City Stores, Inc. (a)	300	2,373
Costco Wholesale Corp. (a)	3,400	208,658
CVS Caremark Corp.	7,113	281,888
Family Dollar Stores, Inc.	32,300	857,888
The Gap, Inc.	31,000	571,640
The Home Depot, Inc.	4,300	139,492
J.C. Penney Co., Inc.	100	6,337
Kohl’s Corp. (b)	1,100	63,063
Lowe’s Companies, Inc.	100	2,802
Macy’s, Inc.	17,202	555,969
McDonald’s Corp.	61,900	3,371,693
Nordstrom, Inc. (a)	500	23,445
Office Depot, Inc. (b)	100	2,062
RadioShack Corp. (a)	112,700	2,328,382
Sears Holdings Corp. (a) (b)	4,700	597,840
Staples, Inc.	350	7,521
Tiffany & Co.	8,300	434,505
The TJX Cos., Inc.	75,700	2,200,599
Walgreen Co. (a)	1,200	56,688
Wal-Mart Stores, Inc.	5,600	244,440
Wendy’s International, Inc.	8,200	286,262

9

Yum! Brands, Inc.	24,300	$822,069
		18,479,051

Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	10,900	167,642
Sovereign Bancorp, Inc. (a)	19,500	332,280
Washington Mutual, Inc. (a)	29,609	1,045,494
		1,545,416

Semiconductors — 1.4%
Advanced Micro Devices, Inc. (a) (b)	2,900	38,280
Altera Corp.	700	16,856
Analog Devices, Inc.	10,000	361,600
Applied Materials, Inc.	124,800	2,583,360
Broadcom Corp. Cl. A (b)	3,250	118,430
Intel Corp.	184,600	4,773,756
KLA-Tencor Corp. (a)	5,700	317,946
Linear Technology Corp. (a)	4,400	153,956
LSI Corp. (b)	16,000	118,720
MEMC Electronic Materials, Inc. (b)	4,200	247,212
Micron Technology, Inc. (a) (b)	1,600	17,760
National Semiconductor Corp.	17,200	466,464
Novellus Systems, Inc. (a) (b)	4,700	128,122
Nvidia Corp. (b)	51,200	1,855,488
Teradyne, Inc. (b)	40,700	561,660
Texas Instruments, Inc.	26,100	954,999
Xilinx, Inc.	4,900	128,086
		12,842,695

Software — 2.3%
Adobe Systems, Inc. (b)	20,400	890,664
Autodesk, Inc. (b)	21,200	1,059,364
Automatic Data Processing, Inc.	28,600	1,313,598
BMC Software, Inc. (b)	25,700	802,611
CA, Inc.	37,353	960,719
Citrix Systems, Inc. (b)	3,300	133,056
Compuware Corp. (b)	13,300	106,666
Electronic Arts, Inc. (b)	300	16,797
Fidelity National Information Services, Inc.	4,700	208,539
IMS Health, Inc.	5,800	177,712
Intuit, Inc. (b)	10,800	327,240
Microsoft Corp.	348,000	10,252,080
Novell, Inc. (b)	176,400	1,347,696
Oracle Corp. (b)	171,796	3,719,383
		21,316,125

Telecommunications — 4.0%
Alltel Corp.	11,200	780,416
AT&T, Inc.	306,666	12,975,038
Avaya, Inc. (b)	51,000	864,960
CenturyTel, Inc.	19,100	882,802
Ciena Corp. (b)	5,500	209,440
Cisco Systems, Inc. (b)	306,300	10,141,593
Corning, Inc.	11,600	285,940
Embarq Corp.	15,428	857,797

10

Juniper Networks, Inc. (b)	47,100	$1,724,331
Motorola, Inc.	14,600	270,538
Qualcomm, Inc.	34,500	1,457,970
Qwest Communications International, Inc. (a) (b)	76,900	704,404
Sprint Nextel Corp.	55,265	1,050,035
Tellabs, Inc. (b)	400	3,808
Verizon Communications, Inc.	93,568	4,143,191
Windstream Corp. (a)	23,900	337,468
		36,689,731

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	10,000	278,800
Mattel, Inc.	18,700	438,702
		717,502

Transportation — 0.8%
Burlington Northern Santa Fe Corp.	1,900	154,223
C.H. Robinson Worldwide, Inc.	400	21,716
CSX Corp.	34,900	1,491,277
Norfolk Southern Corp.	30,700	1,593,637
Ryder System, Inc. (a)	1,500	73,500
Union Pacific Corp. (a)	15,600	1,763,736
United Parcel Service, Inc. Cl. B	35,200	2,643,520
		7,741,609

TOTAL COMMON STOCK (Cost $397,671,122)		546,064,525

TOTAL EQUITIES (Cost $397,671,122)		546,064,525

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers
Seagate Technology (b) (c)	21,700	$0

TOTAL RIGHTS (Cost $0)		0

		Principal
		Amount	Market Value
BONDS & NOTES — 29.1%
ASSET BACKED SECURITIES — 0.1%
Electric
Mirant Mid-Atlantic LLC, Series 2001, Class A (d)
8.625%	06/30/2012	$404,103	$420,267

TOTAL ASSET BACKED SECURITIES (Cost $434,225)			420,267

CORPORATE DEBT — 10.0%
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co.
7.500%	04/15/2008	1,800,000	1,818,356

11

Airlines — 0.0%
US Airways, Inc., Class B (d)
0.000%	04/15/2008	$869,681	$9

Apparel — 0.0%
Kellwood Co.
7.625%	10/15/2017	130,000	113,750
Kellwood Co.
7.875%	07/15/2009	165,000	167,398
			281,148

Auto Manufacturers — 0.2%
DaimlerChrysler NA Holding
4.050%	06/04/2008	2,000,000	1,978,090

Banks — 0.3%
Bank of America Corp.
4.250%	10/01/2010	800,000	785,180
Barclays Bank PLC
5.450%	09/12/2012	425,000	427,588
JP Morgan Chase Bank NA
6.000%	10/01/2017	450,000	454,362
Wachovia Corp.
5.300%	10/15/2011	750,000	753,481
Wells Fargo & Co.
4.125%	03/10/2008	470,000	466,875
			2,887,486

Beverages — 0.2%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	300,000	286,781
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	275,000	279,189
Constellation Brands, Inc.
8.000%	02/15/2008	210,000	210,000
Diageo Finance BV
3.875%	04/01/2011	325,000	311,896
Foster’s Finance Corp. (e)
6.875%	06/15/2011	835,000	881,785
			1,969,651

Building Materials — 0.1%
American Standard, Inc.
7.625%	02/15/2010	700,000	740,744

Chemicals — 0.2%
Cytec Industries, Inc.
5.500%	10/01/2010	335,000	338,564
Lubrizol Corp.
4.625%	10/01/2009	480,000	476,079
Lubrizol Corp.
5.875%	12/01/2008	325,000	325,998
Sensient Technologies
6.500%	04/01/2009	400,000	405,263
			1,545,904

12

Commercial Services — 0.2%
Deluxe Corp.
7.375%	06/01/2015	$95,000	$93,812
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	400,000	398,263
Equifax, Inc.
7.000%	07/01/2037	275,000	275,465
ERAC USA Finance Co. (e)
6.700%	06/01/2034	320,000	307,189
Valassis Communications, Inc.
6.625%	01/15/2009	705,000	694,425
			1,769,154

Computers — 0.0%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	310,000	312,768

Diversified Financial — 1.8%
American Express Co.
6.150%	08/28/2017	230,000	232,105
American General Finance Corp.
5.900%	09/15/2012	980,000	985,123
American General Finance Corp.
6.500%	09/15/2017	225,000	227,847
American Honda Finance Corp. (e)
3.850%	11/06/2008	700,000	689,361
BlackRock, Inc.
6.250%	09/15/2017	500,000	500,817
Boeing Capital Corp., Ltd.
6.500%	02/15/2012	440,000	463,864
Caterpillar Financial Services Corp., Series F
4.500%	09/01/2008	300,000	298,284
CIT Group, Inc.
5.125%	09/30/2014	535,000	487,953
Citigroup, Inc.
5.500%	02/15/2017	500,000	491,058
Countrywide Home Loans, Inc. (a)
3.250%	05/21/2008	920,000	886,651
Eaton Vance Corp.
6.500%	10/02/2017	330,000	328,951
Emerald Investment Grade CBO Ltd. FRN (e)
5.885%	05/24/2011	980,710	975,807
Franklin Resources, Inc.
3.700%	04/15/2008	800,000	794,186
General Electric Capital Corp.
5.375%	10/20/2016	475,000	465,091
Glencore Funding LLC (e)
6.000%	04/15/2014	500,000	492,477
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	775,000	751,928
The Goldman Sachs Group, Inc.
5.625%	01/15/2017	780,000	756,794

13

The Goldman Sachs Group, Inc.
6.125%	02/15/2033	$275,000	$269,470
The Goldman Sachs Group, Inc.
6.450%	05/01/2036	210,000	204,906
The Goldman Sachs Group, Inc.
6.750%	10/01/2037	460,000	462,953
Household Finance Corp.
4.125%	12/15/2008	875,000	865,523
Household Finance Corp.
6.375%	10/15/2011	965,000	996,580
HSBC Finance Corp.
5.900%	06/19/2012	70,000	70,895
Lazard Group LLC
6.850%	06/15/2017	360,000	354,214
Lazard Group LLC
7.125%	05/15/2015	430,000	434,300
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	715,000	717,832
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	500,000	495,986
Lehman Brothers Holdings, Inc.
7.000%	09/27/2027	260,000	266,211
Merrill Lynch & Co., Inc.
6.400%	08/28/2017	485,000	500,419
Morgan Stanley
5.450%	01/09/2017	265,000	255,537
Residential Capital Corp.
7.125%	11/21/2008	645,000	577,275
SLM Corp.
5.000%	10/01/2013	230,000	200,835
			16,501,233

Electric — 1.1%
Allegheny Energy Supply Co. LLC (e)
8.250%	04/15/2012	275,000	294,937
Carolina Power & Light Co.
5.950%	03/01/2009	170,000	171,451
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,135,000	1,133,914
Consumers Energy Co.
4.400%	08/15/2009	250,000	246,646
Duke Energy Corp.
4.200%	10/01/2008	80,000	79,188
Entergy Gulf States, Inc.
5.250%	08/01/2015	995,000	937,834
Ipalco Enterprises, Inc.
8.375%	11/14/2008	975,000	994,500
Kansas Gas & Electric Co.
5.647%	03/29/2021	310,000	296,059
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,050,000	1,037,951
MidAmerican Funding LLC
6.750%	03/01/2011	145,000	153,577
Monongahela Power Co.
6.700%	06/15/2014	400,000	417,925

14

Nevada Power Co., Series L
5.875%	01/15/2015	$450,000	$439,452
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	830,000	840,781
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	102,000	102,787
Tenaska Oklahoma (e)
6.528%	12/30/2014	482,791	484,462
TransAlta Corp.
5.750%	12/15/2013	1,000,000	991,745
Tri-State Generation & Transmission Association, Series 2003, Class A (e)
6.040%	01/31/2018	376,882	382,621
Tri-State Generation & Transmission Association, Series 2003, Class B (e)
7.144%	07/31/2033	525,000	555,234
TXU Energy Co.
7.000%	03/15/2013	210,000	230,609
			9,791,673

Electrical Components & Equipment — 0.1%
Ametek, Inc.
7.200%	07/15/2008	1,040,000	1,050,565

Electronics — 0.1%
Thomas & Betts Corp.
6.625%	05/07/2008	330,000	331,455
Thomas & Betts Corp., Series B
6.390%	02/10/2009	200,000	203,671
			535,126

Environmental Controls — 0.0%
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	425,000	417,562

Foods — 0.2%
Sara Lee Corp.
3.875%	06/15/2013	140,000	128,436
Smithfield Foods, Inc.
7.000%	08/01/2011	1,500,000	1,518,750
			1,647,186

Forest Products & Paper — 0.1%
Rock-Tenn Co.
5.625%	03/15/2013	105,000	98,437
Rock-Tenn Co.
8.200%	08/15/2011	335,000	346,306
			444,743

Gas — 0.2%
Australian Gas Light Co. Ltd. (e)
6.400%	04/15/2008	710,000	714,946
OAO Gazprom (e)
9.625%	03/01/2013	290,000	334,631
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	400,000	382,682

15

Southwest Gas Corp.
8.375%	02/15/2011	$205,000	$221,969
			1,654,228

Holding Company - Diversified — 0.1%
Leucadia National Corp.
7.750%	08/15/2013	1,150,000	1,135,625

Home Builders — 0.1%
Centex Corp.
7.875%	02/01/2011	250,000	249,612
D.R. Horton, Inc.
4.875%	01/15/2010	80,000	74,165
Lennar Corp., Series B
5.125%	10/01/2010	60,000	56,411
Lennar Corp., Series B
6.500%	04/15/2016	180,000	162,710
			542,898

Household Products — 0.1%
Kimberly-Clark Corp.
6.125%	08/01/2017	550,000	566,515

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	320,000	314,902
Toro Co.
7.800%	06/15/2027	165,000	174,591
			489,493

Investment Companies — 0.0%
Xstrata Finance Canada (e)
5.800%	11/15/2016	195,000	193,910

Iron & Steel — 0.0%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	245,000	242,298

Lodging — 0.3%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	385,000	369,600
Hilton Hotels Corp.
7.200%	12/15/2009	355,000	374,672
Marriot International
6.200%	06/15/2016	775,000	773,368
MGM Mirage
6.000%	10/01/2009	250,000	248,125
MGM Mirage
6.750%	09/01/2012	725,000	713,219
Starwood Hotels & Resorts Worldwide, Inc.
6.250%	02/15/2013	150,000	150,548
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	395,000	421,524
			3,051,056

16

Machinery - Diversified — 0.1%
Briggs & Stratton Corp.
8.875%	03/15/2011	$550,000	$587,125
Idex Corp.
6.875%	02/15/2008	500,000	502,504
			1,089,629

Manufacturing — 0.2%
Bombardier Capital, Inc. (e)
6.750%	05/01/2012	245,000	245,613
Cooper US, Inc.
6.100%	07/01/2017	425,000	435,602
Pentair, Inc.
7.850%	10/15/2009	625,000	660,343
Tyco Electronics Group SA (e)
6.000%	10/01/2012	225,000	227,732
Tyco Electronics Group SA (e)
6.550%	10/01/2017	200,000	202,498
Tyco Electronics Group SA (e)
7.125%	10/01/2037	225,000	233,185
			2,004,973

Media — 1.0%
Belo Corp.
8.000%	11/01/2008	400,000	409,823
Clear Channel Communications, Inc.
4.250%	05/15/2009	625,000	595,741
Comcast Corp.
6.950%	08/15/2037	275,000	288,643
Cox Communications, Inc.
4.625%	01/15/2010	1,850,000	1,828,100
Cox Communications, Inc.
6.750%	03/15/2011	700,000	730,687
Dow Jones & Co., Inc.
3.875%	02/15/2008	800,000	795,786
Echostar DBS Corp.
7.125%	02/01/2016	425,000	436,688
Knight-Ridder, Inc.
7.125%	06/01/2011	130,000	132,193
Rogers Cable, Inc.
5.500%	03/15/2014	200,000	192,858
Scholastic Corp.
5.000%	04/15/2013	305,000	267,211
Shaw Communications, Inc.
8.250%	04/11/2010	745,000	774,800
Thomson Corp.
5.700%	10/01/2014	865,000	858,227
Time Warner, Inc.
5.875%	11/15/2016	565,000	552,734
Viacom, Inc.
6.250%	04/30/2016	195,000	195,513
Viacom, Inc.
6.625%	05/15/2011	480,000	498,034
Viacom, Inc.
7.875%	07/30/2030	375,000	405,761
			8,962,799

17

Metal Fabricate & Hardware — 0.1%
Timken Co.
5.750%	02/15/2010	$475,000	$481,947

Mining — 0.2%
Codelco, Inc. (e)
6.150%	10/24/2036	280,000	273,036
Vale Overseas Ltd. (a)
6.250%	01/23/2017	305,000	308,416
Vale Overseas Ltd.
6.875%	11/21/2036	280,000	288,475
Vulcan Materials Co.
6.000%	04/01/2009	1,250,000	1,270,483
			2,140,410

Office Equipment/Supplies — 0.0%
Xerox Corp.
5.500%	05/15/2012	225,000	222,848

Oil & Gas — 0.4%
Enterprise Products Operating LP
7.500%	02/01/2011	175,000	185,858
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	45,000	44,977
Mobil Corp.
8.625%	08/15/2021	1,050,000	1,373,933
The Premcor Refining Group, Inc.
6.750%	05/01/2014	230,000	239,736
Shell International Finance
5.625%	06/27/2011	900,000	923,885
Tesoro Corp. (e)
6.500%	06/01/2017	215,000	213,388
XTO Energy, Inc.
4.900%	02/01/2014	850,000	806,673
			3,788,450

Oil & Gas Services — 0.1%
Colonial Pipeline Co. (e)
7.630%	04/15/2032	750,000	869,780
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	175,000	163,625
			1,033,405

Packaging & Containers — 0.1%
Packaging Corp. of America
5.750%	08/01/2013	250,000	247,518
Pactiv Corp.
5.875%	07/15/2012	230,000	232,876
Pactiv Corp.
6.400%	01/15/2018	200,000	203,474
Sealed Air Corp. (e)
6.875%	07/15/2033	145,000	135,641
			819,509

18

Pipelines — 0.7%
Boardwalk Pipelines LLC
5.500%	02/01/2017	$175,000	$169,045
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	200,000	205,644
Duke Energy Field Services Corp.
7.875%	08/16/2010	1,800,000	1,919,839
Enbridge, Inc.
5.800%	06/15/2014	775,000	772,418
Gulf South Pipeline Co. LP (e)
5.050%	02/01/2015	150,000	145,150
Kern River Funding Corp. (e)
4.893%	04/30/2018	601,001	596,271
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	130,000	128,527
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	120,000	114,850
Kinder Morgan Energy Partners, LP
6.950%	01/15/2038	440,000	446,051
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	100,000	96,349
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	365,000	374,278
Plains All American Pipeline Co.
5.625%	12/15/2013	520,000	512,309
Southern Natural Gas Co. (e)
5.900%	04/01/2017	250,000	243,299
Texas Eastern Transmission LP (e)
6.000%	09/15/2017	175,000	173,378
Transcontinental Gas Pipe Line Corp.
8.875%	07/15/2012	350,000	389,375
			6,286,783

Real Estate Investment Trusts (REITS) — 0.5%
Brandywine Operating Partnership LP
5.625%	12/15/2010	310,000	309,466
iStar Financial, Inc. REIT
7.000%	03/15/2008	250,000	249,767
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	165,000	161,416
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	310,000	284,755
Kimco Realty Corp., Series B
7.860%	11/01/2007	1,325,000	1,327,320
Prologis REIT
5.250%	11/15/2010	650,000	647,751
Senior Housing Properties Trust REIT
8.625%	01/15/2012	100,000	107,500
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	325,000	323,965
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	770,000	816,256
			4,228,196

19

Retail — 0.0%
J.C. Penney Co., Inc.
7.950%	04/01/2017	$115,000	$127,623
Lowes Cos, Inc.
5.600%	09/15/2012	250,000	252,451
			380,074

Savings & Loans — 0.1%
Washington Mutual Bank
5.650%	08/15/2014	775,000	746,032

Software — 0.0%
Certegy, Inc.
4.750%	09/15/2008	220,000	218,165

Telecommunications — 0.6%
Anixter, Inc.
5.950%	03/01/2015	510,000	466,650
AT&T, Inc.
6.500%	09/01/2037	300,000	309,329
Embarq Corp.
7.082%	06/01/2016	205,000	212,521
Qwest Corp.
7.875%	09/01/2011	750,000	787,500
Qwest Corp.
8.875%	03/15/2012	300,000	327,375
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	350,000	353,562
Sprint Capital Corp.
6.125%	11/15/2008	1,200,000	1,208,831
Sprint Capital Corp.
6.900%	05/01/2019	255,000	256,009
Sprint Nextel Corp.
6.000%	12/01/2016	595,000	571,512
Telecom Italia Capital SA
6.000%	09/30/2034	325,000	302,190
Verizon Global Funding Corp.
7.750%	12/01/2030	525,000	607,261
			5,402,740

Textiles — 0.0%
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	400,000	424,973

Transportation — 0.2%
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	510,420
Canadian National Railway Co.
5.850%	11/15/2017	215,000	215,000
Canadian National Railway Co.
6.375%	11/15/2037	190,000	192,282
CSX Corp.
7.250%	05/01/2027	50,000	54,291

20

Norfolk Southern Corp.
6.000%	04/30/2008	$450,000	$451,671
			1,423,664

TOTAL CORPORATE DEBT (Cost $92,161,368)			91,222,018

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
Commercial MBS — 1.6%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	900,000	893,226
Bear Stearns Commercial Mortgage Securities, Series 2007- T26, Class A2
5.330%	01/12/2045	600,000	595,736
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	1,225,000	1,219,634
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	2,850,000	2,794,715
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	2,700,000	2,655,606
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	1,475,000	1,478,317
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (e)
6.920%	02/03/2014	3,000,000	3,086,155
Wachovia Bank Commercial Mortgage Trust, Series 2007- C33, Class A2
6.055%	02/15/2051	1,750,000	1,788,910
			14,512,299

Home Equity ABS — 0.2%
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	2,000,000	1,850,312

Other ABS — 0.2%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (e)
6.360%	09/20/2010	430,000	425,700
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (e)
6.226%	01/11/2013	575,000	543,162
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (e)
5.937%	06/20/2014	950,000	866,727
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class A7, FRN (e)
7.360%	09/20/2010	300,000	293,484
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class B2, FRN (e)
7.960%	09/20/2010	245,000	237,880
			2,366,953

21

WL Collateral CMO — 1.1%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	$1,270,681	$1,197,001
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.243%	07/25/2037	2,410,626	2,378,082
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
6.125%	09/25/2033	126,122	127,155
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.048%	02/25/2034	112,037	112,293
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.626%	08/25/2034	133,718	134,475
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
6.926%	08/25/2034	265,320	266,241
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.226%	07/25/2033	32,221	32,192
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
6.004%	02/25/2034	47,798	48,332
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.375%	02/25/2034	6,081	6,208
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.418%	03/25/2034	154,220	156,041
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,355,419	1,318,145
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	504,260	530,961
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	501,662	509,190
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	208,559	207,646
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.383%	04/25/2044	375,042	377,483
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.220%	09/25/2034	1,129,765	1,120,879
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.110%	06/25/2035	1,257,213	1,246,872
			9,769,196

22

WL Collateral PAC — 0.0%
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	$9,085	$9,054
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
4.474%	06/25/2032	97,086	96,747
			105,801

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,018,563)			28,604,561

SOVEREIGN DEBT OBLIGATIONS — 0.2%

Province of Ontario
4.750%	01/19/2016	1,200,000	1,171,873
United Mexican States
5.625%	01/15/2017	1,020,000	1,016,940
			2,188,813

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,171,363)			2,188,813

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.5%
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	344,050	336,602

U.S. Government Agencies — 13.5%
Pass-Through Securities
FHLMC
4.000%	12/15/2009	5,900,000	5,852,359
FHLMC
5.500%	07/01/2020 - 02/01/2021	11,498,914	11,477,776
FHLMC
6.000%	09/01/2016 - 02/01/2018	438,589	448,504
FHLMC
6.500%	08/01/2016 - 09/01/2016	341,120	349,959
FHLMC
7.500%	02/01/2030 - 02/01/2031	517,856	549,520
FHLMC
8.000%	08/01/2026 - 03/01/2028	194,399	209,045
FHLMC
9.000%	03/01/2017	10,884	11,558
FNMA
3.875%	02/15/2010	4,500,000	4,447,623
FNMA
4.500%	12/01/2020	5,022,374	4,845,217
FNMA
5.000%	12/01/2034 - 09/01/2035	6,547,589	6,258,575
FNMA
5.500%	08/01/2020 - 05/01/2036	20,464,152	20,272,618

23

FNMA
6.000%	05/01/2016 - 06/01/2016	$161,097	$164,472
FNMA
6.500%	01/01/2037	1,687,423	1,718,667
FNMA
7.000%	01/01/2031 - 05/01/2031	678,218	704,525
FNMA
7.500%	09/01/2029 - 05/01/2030	252,556	269,500
FNMA
8.000%	02/01/2030 - 08/01/2031	135,873	145,124
FNMA TBA (f)
4.500%	10/01/2037	16,800,000	15,592,500
FNMA TBA (f)
5.000%	10/01/2037	10,100,000	9,639,188
FNMA TBA (f)
6.500%	10/01/2037	5,700,000	5,803,313
GNMA
5.500%	06/15/2036	6,325,001	6,242,726
GNMA
6.000%	07/15/2037 - 08/15/2037	2,700,000	2,718,562
GNMA
6.500%	09/15/2036 - 06/15/2037	16,974,398	17,362,290
GNMA
7.000%	04/15/2023 - 08/15/2032	288,194	302,313
GNMA
7.250%	06/20/2021 - 05/20/2022	606,551	639,759
GNMA
7.500%	04/15/2017 - 09/15/2017	170,494	179,942
GNMA
8.000%	11/15/2007 - 05/15/2008	11,513	11,526
GNMA
9.000%	08/15/2008 - 09/15/2009	28,814	29,299
GNMA TBA (f)
5.500%	10/01/2037	6,400,000	6,314,000
			122,560,460

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $122,577,899)			122,897,062

U.S. TREASURY OBLIGATIONS — 2.2%

U.S. Treasury Bond (a) (g)
6.125%	08/15/2029	12,665,000	14,784,409
U.S. Treasury Bond (g)
8.750%	05/15/2017	2,130,000	2,807,440
U.S. Treasury Note (a)
4.500%	05/15/2017	2,645,000	2,630,742
			20,222,591

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,203,983)			20,222,591

TOTAL BONDS & NOTES (Cost $265,567,401)			265,555,312

24

	Principal
	Amount	Market Value
OPTIONS — 0.1%
Bear Stearns Bank Put, Expires 9/21/2009, Strike 4.58	$9,875,000	$145,657
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	4,000,000	48,819
Bear Stearns Put, Expires 9/21/2009, Strike 5.05	40,500,000	444,848

TOTAL OPTIONS (Cost $536,850)		639,324

TOTAL LONG TERM INVESTMENTS (Cost $663,775,373)		812,259,161

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.3%
Cash Equivalents — 4.1% (i)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$678,308	$678,308
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	339,153	339,153
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	271,323	271,323
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	813,969	813,969
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	203,492	203,492
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	339,153	339,153
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	339,153	339,153
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,356,615	1,356,615
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	339,153	339,153
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	339,153	339,153
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	542,646	542,646
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,831,430	1,831,430
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	406,985	406,985
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	3,866,353	3,866,353
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,356,615	1,356,615
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	406,985	406,985
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	271,323	271,323
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	406,985	406,985

25

Federal Home Loan Bank Discount Note
4.545%	10/24/2007	$338,002	$338,002
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	3,391,538	3,391,538
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,017,461	1,017,461
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	67,831	67,831
Freddie Mac Discount Note
4.515%	10/24/2007	67,602	67,602
Freddie Mac Discount Note
4.527%	11/13/2007	264,072	264,072
Freddie Mac Discount Note
4.557%	10/26/2007	337,914	337,914
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	678,308	678,308
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	4,748,153	4,748,153
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,356,615	1,356,615
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	406,985	406,985
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	339,153	339,153
Reserve Primary Money Market Fund (h)
		678,308	678,308
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	678,308	678,308
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	339,153	339,153
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	339,153	339,153
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	271,323	271,323
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	542,646	542,646
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,356,618	1,356,618
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,650,915	1,650,915
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	678,308	678,308
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	678,308	678,308
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	678,308	678,308
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	339,153	339,153
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	678,308	678,308
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	678,308	678,308
Wells Fargo Bank
5.450%	10/12/2007	339,153	339,153
			37,048,698

26

Commercial Paper — 13.5%
Alcoa, Inc.
5.550%	10/01/2007	$1,025,000	$1,025,000
American General Finance Corp.
5.170%	10/15/2007	1,740,000	1,736,502
American Honda Finance Corp.
5.200%	10/05/2007	880,000	879,491
Archer-Daniels-Midland Co. (e)
4.780%	10/30/2007	1,900,000	1,892,684
Autoliv ASP, Inc. (e)
5.300%	10/24/2007	295,000	294,000
Autoliv ASP, Inc. (e)
5.900%	10/02/2007	7,000,000	6,998,853
Avery Dennison Corp. (e)
5.750%	10/01/2007	7,000,000	7,000,000
Avery Dennison Corp. (e)
5.750%	10/11/2007	1,650,000	1,647,365
Avery Dennison Corp. (e)
5.900%	10/01/2007	4,720,000	4,720,001
Bank of America Corp.
5.330%	10/04/2007	1,185,000	1,184,472
Cadbury Schweppes Finance PLC (e)
5.850%	11/09/2007	1,500,000	1,490,494
Campbell Soup Co. (e)
5.050%	10/29/2007	1,900,000	1,892,536
Cargill, Inc. (e)
4.900%	10/26/2007	525,000	523,212
CIT Group, Inc. (e)
5.900%	11/05/2007	1,600,000	1,590,821
Clorox Co.
5.250%	10/15/2007	1,540,000	1,536,856
Computer Sciences Corp. (e)
5.400%	10/03/2007	1,805,000	1,804,459
Computer Sciences Corp. (e)
5.450%	10/05/2007	3,720,000	3,717,747
Computer Sciences Corp. (e)
5.750%	10/19/2007	1,600,000	1,595,401
Danske Corp.
5.030%	11/02/2007	1,500,000	1,493,295
Detroit Edison Co.
5.250%	10/11/2007	1,300,000	1,298,105
Devon Energy Corp. (e)
5.750%	10/15/2007	1,025,000	1,022,709
Dover Corp. (e)
4.800%	11/06/2007	1,900,000	1,890,880
Duke Energy Corp.
5.200%	10/29/2007	1,550,000	1,543,732
Duke Energy Corp.
5.430%	10/04/2007	3,450,000	3,448,438
Duke Energy Corp.
5.450%	10/12/2007	3,540,000	3,534,105
Elsevier Finance SA (e)
5.350%	10/10/2007	5,070,000	5,063,215

27

Elsevier Finance SA (e)
5.800%	10/09/2007	$1,750,000	$1,747,745
Estee Lauder Cos. (e)
5.040%	10/18/2007	1,700,000	1,695,954
Fortune Brands, Inc.
6.050%	10/01/2007	300,000	299,999
Fortune Brands, Inc.
6.050%	10/02/2007	1,200,000	1,199,799
Gannett Co., Inc.
5.450%	10/04/2007	4,800,000	4,797,821
Gannett Co., Inc.
5.850%	10/15/2007	1,155,000	1,152,373
General Mills, Inc. (e)
5.650%	10/19/2007	1,640,000	1,635,366
HBOS Treasury Services
5.670%	10/23/2007	1,200,000	1,195,842
John Deere Capital Corp. (e)
5.150%	10/12/2007	1,250,000	1,248,033
Kinder Morgan Energy Partners, LP
5.200%	10/11/2007	1,325,000	1,323,085
Kinder Morgan Energy Partners, LP
5.400%	10/05/2007	1,675,000	1,673,995
Kinder Morgan Energy Partners, LP
5.400%	10/11/2007	3,950,000	3,944,076
Kinder Morgan Energy Partners, LP
5.900%	10/11/2007	500,000	499,181
Kraft Foods, Inc.
5.520%	10/09/2007	1,185,000	1,183,547
Lincoln National Corp. (e)
5.130%	10/25/2007	1,500,000	1,494,871
L’Oreal USA, Inc. (e)
5.250%	10/03/2007	1,185,000	1,184,655
National Rural Utilities Cooperative Finance Corp.
5.300%	10/09/2007	1,260,000	1,258,517
Paccar Financial Corp.
4.740%	10/31/2007	640,000	637,471
Reckitt Benckiser PLC (e)
5.100%	10/12/2007	1,650,000	1,647,429
RR Donnelley & Sons Co. (e)
5.450%	10/09/2007	3,900,000	3,895,275
RR Donnelley & Sons Co. (e)
5.850%	10/12/2007	1,750,000	1,746,871
Ryder System, Inc.
5.700%	10/16/2007	1,630,000	1,626,129
Schering-Plough Corp.
5.300%	10/24/2007	1,570,000	1,564,684
Societe Generale North America, Inc.
5.500%	10/17/2007	1,740,000	1,735,745
South Carolina Electric & Gas
5.400%	10/24/2007	1,550,000	1,544,654
Southern Co. (The) (e)
5.100%	10/10/2007	1,750,000	1,747,769
Stanley Works (The) (e)
5.250%	10/10/2007	1,200,000	1,198,425
Starbucks Corp. (e)
5.350%	10/25/2007	1,500,000	1,494,650

28

Textron Financial Corp.
5.450%	10/10/2007	$1,160,000	$1,158,420
Time Warner, Inc.
5.950%	10/11/2007	1,100,000	1,098,182
UBS Americas, Inc.
5.650%	10/04/2007	1,200,000	1,199,434
VF Corp.
5.350%	10/02/2007	3,420,000	3,419,491
VF Corp.
5.750%	10/03/2007	3,335,000	3,333,935
Volvo Treasury NA LLC (e)
6.050%	10/31/2007	1,260,000	1,253,648
Walt Disney Co.
5.100%	11/05/2007	1,600,000	1,592,068
WellPoint, Inc. (e)
5.200%	10/17/2007	1,645,000	1,641,199
Whirlpool Corp. (e)
5.350%	10/18/2007	710,000	708,207
Whirlpool Corp. (e)
5.750%	10/31/2007	430,000	427,940
			123,030,858

U.S. Government Agencies — 0.7%
Federal Home Loan Bank
4.450%	10/11/2007	6,875,000	6,866,502

TOTAL SHORT-TERM INVESTMENTS (Cost $166,946,058)			166,946,058

TOTAL INVESTMENTS — 107.5% (Cost $830,721,431) (j)			$979,205,219

Other Assets/(Liabilities) — (7.5%)			(68,738,666)

NET ASSETS — 100.0%			$910,466,553

Notes to Portfolio of Investments

ADR - American Depository Receipt

FRN - Floating Rate Note

VRN - Variable Rate Note

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             This security is valued in good faith under procedures established by the Board of Trustees.

(d)            Security is currently in default.

(e)             Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $83,231,853 or 9.1% of net assets.

29

(f)               A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)            This security is held as collateral for open futures contracts. (Note 2).

(h)            Amount represents shares owned of the fund.

(i)                Represents investments of security lending collateral. (Note 2).

(j)                See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

30

MML Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Advertising — 0.1%
Interpublic Group of Companies, Inc. (a)	81,713	$848,181

Aerospace & Defense — 6.3%
Alliant Techsystems, Inc. (a) (b)	91,565	10,008,055
Boeing Co.	482,270	50,633,527
Northrop Grumman Corp.	52,400	4,087,200
United Technologies Corp.	243,780	19,619,414
		84,348,196

Agriculture — 2.6%
Altria Group, Inc.	486,729	33,842,267
UST, Inc.	30,500	1,512,800
		35,355,067

Apparel — 0.2%
Jones Apparel Group, Inc.	57,200	1,208,636
VF Corp.	20,700	1,671,525
		2,880,161

Auto Manufacturers — 1.4%
General Motors Corp.	46,600	1,710,220
Navistar International Corp. (a)	267,507	16,505,182
		18,215,402

Automotive & Parts — 0.4%
Autoliv, Inc.	37,900	2,264,525
BorgWarner, Inc.	16,200	1,482,786
Magna International, Inc. Cl. A	11,400	1,097,934
		4,845,245

Banks — 8.8%
Bank of America Corp.	1,051,065	52,837,038
Comerica, Inc.	44,600	2,287,088
Fifth Third Bancorp (b)	4,600	155,848
KeyCorp	43,600	1,409,588
National City Corp.	90,300	2,265,627
SunTrust Banks, Inc.	24,200	1,831,214
U.S. Bancorp	78,500	2,553,605
Wachovia Corp. (b)	997,964	50,047,895
Wells Fargo & Co.	121,400	4,324,268
		117,712,171

Chemicals — 2.7%
BASF AG, Sponsored ADR (Germany)	108,130	14,971,756
Du Pont (E.I.) de Nemours & Co.	58,300	2,889,348
Eastman Chemical Co.	4,100	273,593
The Lubrizol Corp.	243,530	15,844,062
PPG Industries, Inc.	27,900	2,107,845
		36,086,604

1

Computers — 0.4%
Dell, Inc. (a)	29,500	$814,200
Electronic Data Systems Corp.	52,900	1,155,336
International Business Machines Corp.	22,200	2,615,160
Lexmark International, Inc. Cl. A (a)	33,400	1,387,102
		5,971,798

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	44,100	3,145,212
The Procter & Gamble Co.	121,600	8,553,344
		11,698,556

Distribution & Wholesale — 0.1%
Tech Data Corp. (a)	27,600	1,107,312

Diversified Financial — 14.7%
Citigroup, Inc.	839,044	39,158,184
Credit Suisse Group, Sponsored ADR (Switzerland) (b)	218,500	14,493,105
E*TRADE Financial Corp. (a)	2,364,114	30,875,329
Fannie Mae	92,200	5,606,682
Freddie Mac	491,915	29,027,904
The Goldman Sachs Group, Inc.	5,800	1,257,092
JP Morgan Chase & Co.	244,252	11,191,627
Merrill Lynch & Co., Inc.	58,200	4,148,496
Morgan Stanley	80,800	5,090,400
National Financial Partners Corp. (b)	186,281	9,869,167
UBS AG	864,580	46,038,885
Waddell & Reed Financial, Inc. Cl. A (b)	41,000	1,108,230
		197,865,101

Electric — 5.8%
Constellation Energy Group, Inc.	29,000	2,487,910
Dynegy, Inc. Cl. A (a)	476,160	4,399,718
Entergy Corp.	17,300	1,873,417
Exelon Corp.	365,056	27,510,620
FirstEnergy Corp.	636,942	40,343,906
Pinnacle West Capital Corp.	43,700	1,726,587
		78,342,158

Electronics — 0.4%
Arrow Electronics, Inc. (a)	30,600	1,301,112
Flextronics International Ltd. (a) (b)	178,900	2,000,102
Sanmina-SCI Corp. (a)	103,700	219,844
Solectron Corp. (a)	286,000	1,115,400
Tyco Electronics Ltd. (a)	15,000	531,450
		5,167,908

Entertainment — 0.6%
Cinemark Holdings, Inc. (b)	446,680	8,290,381

Foods — 2.5%
ConAgra Foods, Inc.	421,675	11,018,368
General Mills, Inc.	55,900	3,242,759
Kellogg Co.	34,700	1,943,200
Kraft Foods, Inc. Cl. A	54,000	1,863,540

2

The Kroger Co.	114,400	$3,262,688
Safeway, Inc.	83,100	2,751,441
Sara Lee Corp.	142,900	2,385,001
SuperValu, Inc.	188,696	7,361,031
		33,828,028

Forest Products & Paper — 0.1%
Smurfit-Stone Container Corp. (a)	81,100	947,248

Health Care - Products — 2.7%
Covidien Ltd. (a)	15,000	622,500
Johnson & Johnson	535,100	35,156,070
		35,778,570

Health Care - Services — 0.7%
WellPoint, Inc. (a)	116,526	9,196,232

Home Builders — 0.2%
Centex Corp.	35,000	929,950
KB Home (b)	37,700	944,762
Pulte Homes, Inc.	66,400	903,704
		2,778,416

Household Products — 0.1%
Kimberly-Clark Corp.	23,500	1,651,110

Insurance — 4.8%
ACE Ltd.	33,400	2,023,038
Allstate Corp.	43,500	2,487,765
American International Group, Inc.	144,800	9,795,720
Everest Re Group Ltd.	181,828	20,044,719
Genworth Financial, Inc. Cl. A	71,700	2,203,341
The Hartford Financial Services Group, Inc.	41,700	3,859,335
MBIA, Inc. (b)	23,300	1,422,465
Metlife, Inc.	64,000	4,462,720
MGIC Investment Corp. (b)	12,000	387,720
Old Republic International Corp.	83,600	1,566,664
PartnerRe Ltd.	27,700	2,188,023
Prudential Financial, Inc.	15,800	1,541,764
RenaissanceRe Holdings Ltd.	19,800	1,295,118
Torchmark Corp.	40,900	2,548,888
St. Paul Travelers Companies	82,782	4,167,246
Unum Group	94,100	2,302,627
XL Capital Ltd. Cl. A	27,700	2,193,840
		64,490,993

Iron & Steel — 1.4%
Arcelor Mittal Cl. A (b)	44,200	3,463,512
Carpenter Technology Corp. (b)	120,570	15,675,306
		19,138,818

Machinery - Diversified — 1.4%
Cummins, Inc.	18,200	2,327,598
Deere & Co.	112,834	16,746,822
		19,074,420

3

Manufacturing — 3.2%
Eaton Corp.	20,100	$1,990,704
General Electric Co.	424,200	17,561,880
Ingersoll-Rand Co. Ltd. Cl. A	8,800	479,336
Siemens AG Sponsored ADR (Germany) (b)	145,029	19,905,230
SPX Corp.	32,200	2,980,432
Tyco International Ltd.	15,000	665,100
		43,582,682

Media — 5.9%
CBS Corp. Cl. B	109,250	3,441,375
Liberty Global, Inc. Cl. C (a)	1,245,049	48,133,594
News Corp., Inc. Cl. A	880,004	19,351,288
Time Warner, Inc.	242,000	4,443,120
Viacom, Inc. Cl. B (a)	50,200	1,956,294
The Walt Disney Co.	37,700	1,296,503
		78,622,174

Oil & Gas — 12.2%
BP PLC, Sponsored ADR (United Kingdom)	27,000	1,872,450
Chevron Corp.	144,600	13,531,668
ConocoPhillips	104,500	9,171,965
Exxon Mobil Corp.	773,915	71,633,572
Marathon Oil Corp.	60,000	3,421,200
Murphy Oil Corp.	332,762	23,256,736
Occidental Petroleum Corp.	14,000	897,120
Petroleo Brasileiro SA Sponsored ADR (Brazil) (b)	317,119	23,942,485
Total SA Sponsored ADR (France)	193,742	15,698,914
		163,426,110

Oil & Gas Services — 0.8%
Halliburton Co.	264,018	10,138,291

Packaging & Containers — 0.4%
Crown Holdings, Inc. (a)	63,100	1,436,156
Owens-Illinois, Inc. (a)	74,500	3,088,025
Sonoco Products Co.	48,000	1,448,640
		5,972,821

Pharmaceuticals — 3.5%
Medco Health Solutions, Inc. (a)	113,804	10,286,744
The Medicines Co. (a)	141,040	2,511,922
Merck & Co., Inc.	77,600	4,011,144
Novartis AG ADR (Switzerland)	287,851	15,820,291
Pfizer, Inc.	501,900	12,261,417
Vanda Pharmaceuticals, Inc. (a) (b)	114,392	1,591,193
		46,482,711

Retail — 3.9%
Costco Wholesale Corp.	633,082	38,852,242
The Gap, Inc.	85,900	1,583,996
The Home Depot, Inc.	18,000	583,920
Limited Brands, Inc.	5,900	135,051
Macy’s, Inc.	73,300	2,369,056

4

McDonald’s Corp.	110,900	$6,040,723
Office Depot, Inc. (a)	70,600	1,455,772
Wal-Mart Stores, Inc.	17,000	742,050
		51,762,810

Savings & Loans — 0.3%
Washington Mutual, Inc.	100,100	3,534,531

Semiconductors — 2.2%
Applied Materials, Inc.	456,376	9,446,983
Lam Research Corp. (a)	370,400	19,727,504
		29,174,487

Software — 1.5%
Microsoft Corp.	72,600	2,138,796
Take-Two Interactive Software, Inc. (a)	1,066,000	18,207,280
		20,346,076

Telecommunications — 4.6%
AT&T, Inc.	659,226	27,891,852
Embarq Corp.	7,529	418,612
Nokia Oyj Sponsored ADR (Finland)	89,500	3,394,735
Sprint Nextel Corp.	150,599	2,861,381
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden) (b)	377,030	15,005,794
Verizon Communications, Inc.	228,800	10,131,264
Vodafone Group PLC Sponsored ADR (United Kingdom)	72,000	2,613,600
		62,317,238

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	64,200	1,506,132

TOTAL EQUITIES (Cost $1,071,368,170)		1,312,484,139

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.0%
Cash Equivalents — 5.8% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$1,437,663	$1,437,663
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	718,833	718,833
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	575,067	575,067
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,725,199	1,725,199
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	431,300	431,300
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	718,833	718,833
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	718,833	718,833

5

Barclays Eurodollar Time Deposit
5.330%	10/05/2007	$2,875,332	$2,875,332
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	718,833	718,833
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	718,833	718,833
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	1,150,133	1,150,133
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	3,881,700	3,881,700
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	862,600	862,600
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	8,194,698	8,194,698
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	2,875,332	2,875,332
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	862,600	862,600
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	575,067	575,067
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	862,600	862,600
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	716,391	716,391
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	7,188,332	7,188,332
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	2,156,499	2,156,499
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	143,767	143,767
Freddie Mac Discount Note
4.515%	10/24/2007	143,281	143,281
Freddie Mac Discount Note
4.527%	11/13/2007	559,698	559,698
Freddie Mac Discount Note
4.557%	10/26/2007	716,205	716,205
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	1,437,667	1,437,667
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	10,063,664	10,063,664
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	2,875,332	2,875,332
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	862,600	862,600
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	718,833	718,833
Reserve Primary Money Market Fund (c)
		1,437,667	1,437,667
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	1,437,667	1,437,667
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	718,833	718,833

6

Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	$718,833	$718,833
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	575,067	575,067
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	1,150,133	1,150,133
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	2,875,332	2,875,332
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	3,499,099	3,499,099
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,437,667	1,437,667
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	1,437,667	1,437,667
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	1,437,667	1,437,667
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	718,833	718,833
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	1,437,667	1,437,667
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	1,437,667	1,437,667
Wells Fargo Bank
5.450%	10/12/2007	718,833	718,833
			78,524,357

Repurchase Agreements — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)
		29,231,572	29,231,572

TOTAL SHORT-TERM INVESTMENTS (Cost $107,755,929)			107,755,929

TOTAL INVESTMENTS — 105.9% (Cost $1,179,124,099) (f)			$1,420,240,068

Other Assets/(Liabilities) — (5.9%)			(78,858,083)

NET ASSETS — 100.0%			$1,341,381,985

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $29,238,880.  Collateralized by U.S. Government Agency obligations with rates ranging from 4.089% to 4.737%, maturity dates ranging from 4/1/2035 to 5/1/2035, and an aggregate market value, including accrued interest, of $29,816,803.

7

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Enhanced Index Core Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 100.1%
COMMON STOCK — 100.1%
Advertising — 0.3%
Omnicom Group, Inc.	2,800	$134,653

Aerospace & Defense — 3.7%
Boeing Co.	2,700	283,473
General Dynamics Corp.	2,000	168,940
Goodrich Corp.	300	20,469
L-3 Communications Holdings, Inc. (a)	1,200	122,568
Lockheed Martin Corp.	2,200	238,678
Northrop Grumman Corp.	2,600	202,800
Raytheon Co. (a)	3,600	229,752
Rockwell Collins, Inc.	500	36,520
United Technologies Corp.	5,200	418,496
		1,721,696

Agriculture — 2.0%
Altria Group, Inc.	12,000	834,360
Reynolds American, Inc. (a)	700	44,513
UST, Inc.	1,000	49,600
		928,473

Airlines — 0.0%
Southwest Airlines Co.	200	2,960

Apparel — 0.5%
Coach, Inc. (b)	1,100	51,997
Nike, Inc. Cl. B	2,700	158,382
Polo Ralph Lauren Corp. (a)	200	15,550
VF Corp.	200	16,150
		242,079

Auto Manufacturers — 0.2%
Ford Motor Co. (a) (b)	800	6,792
General Motors Corp.	2,200	80,740
Paccar, Inc.	100	8,525
		96,057

Automotive & Parts — 0.1%
Johnson Controls, Inc.	400	47,244

Banks — 5.6%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR (Spain)	560	13,037
Bank of America Corp.	16,651	837,046
The Bank of New York Mellon Corp.	2,186	96,490
BB&T Corp.	1,000	40,390
Capital One Financial Corp. (a)	1,235	82,041
Comerica, Inc.	1,000	51,280
Fifth Third Bancorp (a)	2,300	77,924
Huntington Bancshares, Inc.	700	11,886
KeyCorp	2,500	80,825

1

M&T Bank Corp.	200	$20,690
Marshall and Ilsley Corp. (a)	600	26,262
National City Corp.	1,600	40,144
Northern Trust Corp.	500	33,135
PNC Financial Services Group, Inc.	1,000	68,100
Regions Financial Corp. (a)	2,047	60,346
State Street Corp. (a)	100	6,816
SunTrust Banks, Inc.	900	68,103
Synovus Financial Corp.	800	22,440
U.S. Bancorp	5,200	169,156
Wachovia Corp.	5,699	285,805
Wells Fargo & Co.	13,200	470,184
Zions Bancorp	300	20,601
		2,582,701

Beverages — 1.6%
Anheuser-Busch Cos., Inc.	3,300	164,967
The Coca-Cola Co.	800	45,976
Coca-Cola Enterprises, Inc.	3,600	87,192
Molson Coors Brewing Co. Cl. B	100	9,967
The Pepsi Bottling Group, Inc.	700	26,019
PepsiCo, Inc.	5,600	410,256
		744,377

Biotechnology — 0.5%
Biogen Idec, Inc. (b)	2,600	172,458
Celgene Corp. (a) (b)	100	7,131
Genzyme Corp. (b)	900	55,764
		235,353

Building Materials — 0.1%
American Standard Cos., Inc.	100	3,562
Masco Corp. (a)	1,700	39,389
		42,951

Chemicals — 1.5%
Air Products & Chemicals, Inc.	400	39,104
Ashland, Inc.	400	24,084
The Dow Chemical Co.	2,900	124,874
Du Pont (E.I.) de Nemours & Co.	2,800	138,768
Eastman Chemical Co.	200	13,346
International Flavors & Fragrances, Inc.	300	15,858
Monsanto Co.	1,700	145,758
Praxair, Inc.	900	75,384
Rohm & Haas Co.	200	11,134
The Sherwin-Williams Co.	1,200	78,852
Sigma-Aldrich Corp.	500	24,370
		691,532

Commercial Services — 0.5%
Apollo Group, Inc. Cl. A (b)	600	36,090
Convergys Corp. (b)	400	6,944
Donnelley (R.R.) & Sons Co.	500	18,280
Equifax, Inc.	600	22,872
McKesson Corp.	1,500	88,185

2

Monster Worldwide, Inc. (b)	100	$3,406
Moody’s Corp.	500	25,200
Robert Half International, Inc.	100	2,986
Western Union	2,400	50,328
		254,291

Computers — 6.7%
Affiliated Computer Services, Inc. Cl. A (b)	800	40,192
Apple, Inc. (b)	4,500	690,930
Computer Sciences Corp. (b)	1,000	55,900
Dell, Inc. (b)	10,300	284,280
Electronic Data Systems Corp.	1,900	41,496
EMC Corp. (b)	16,500	343,200
Hewlett-Packard Co.	12,900	642,291
International Business Machines Corp.	7,500	883,500
Lexmark International, Inc. Cl. A (b)	200	8,306
NCR Corp. (b)	900	44,820
Network Appliance, Inc. (b)	1,000	26,910
SanDisk Corp. (b)	100	5,510
Sun Microsystems, Inc. (a) (b)	9,500	53,295
		3,120,630

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	900	64,188
The Procter & Gamble Co.	6,492	456,647
		520,835

Distribution & Wholesale — 0.1%
Genuine Parts Co.	500	25,000
Grainger W.W., Inc.	400	36,476
		61,476

Diversified Financial — 7.6%
American Express Co.	3,200	189,984
Ameriprise Financial, Inc.	560	35,342
The Bear Stearns Cos., Inc. (a)	100	12,281
The Charles Schwab Corp.	200	4,320
CIT Group, Inc.	600	24,120
Citigroup, Inc.	16,700	779,389
CME Group, Inc.	100	58,735
Countrywide Financial Corp. (a)	1,798	34,180
Discover Financial Services (b)	3,150	65,520
E*TRADE Financial Corp. (b)	1,100	14,366
Fannie Mae	4,100	249,321
Franklin Resources, Inc. (a)	400	51,000
Freddie Mac	1,900	112,119
The Goldman Sachs Group, Inc.	2,700	585,198
JP Morgan Chase & Co.	11,200	513,184
Janus Capital Group, Inc. (a)	500	14,140
Legg Mason, Inc.	100	8,429
Lehman Brothers Holdings, Inc.	2,500	154,325
Merrill Lynch & Co., Inc.	5,600	399,168
Morgan Stanley	3,200	201,600
T. Rowe Price Group, Inc.	100	5,569
		3,512,290

3

Electric — 3.0%
AES Corp. (b)	100	$2,004
Ameren Corp. (a)	900	47,250
American Electric Power Co., Inc.	1,900	87,552
CenterPoint Energy, Inc. (a)	2,300	36,869
Consolidated Edison, Inc.	2,200	101,860
Constellation Energy Group, Inc.	500	42,895
DTE Energy Co. (a)	900	43,596
Duke Energy Corp.	11,024	206,039
Edison International	2,800	155,260
Entergy Corp.	300	32,487
FirstEnergy Corp.	1,000	63,340
FPL Group, Inc.	1,800	109,584
PG&E Corp.	1,500	71,700
Pinnacle West Capital Corp.	200	7,902
PPL Corp.	1,100	50,930
Progress Energy, Inc.	1,200	56,220
Public Service Enterprise Group, Inc.	1,000	87,990
Southern Co.	3,000	108,840
Xcel Energy, Inc.	2,700	58,158
		1,370,476

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	2,400	127,728
Molex, Inc.	100	2,693
		130,421

Electronics — 0.5%
Agilent Technologies, Inc. (b)	1,200	44,256
Jabil Circuit, Inc.	100	2,284
PerkinElmer, Inc.	400	11,684
Tektronix, Inc.	500	13,870
Thermo Fisher Scientific, Inc. (b)	1,600	92,352
Tyco Electronics Ltd. (b)	750	26,572
Waters Corp. (b)	300	20,076
		211,094

Engineering & Construction — 0.2%
Fluor Corp.	500	71,990

Environmental Controls — 0.5%
Allied Waste Industries, Inc. (b)	8,800	112,200
Waste Management, Inc.	3,700	139,638
		251,838

Foods — 1.6%
ConAgra Foods, Inc.	2,400	62,712
General Mills, Inc.	1,200	69,612
Heinz (H. J.) Co.	1,200	55,440
The Hershey Co.	400	18,564
Kellogg Co.	800	44,800
The Kroger Co.	5,100	145,452
Safeway, Inc.	2,600	86,086
Sara Lee Corp.	3,600	60,084

4

SuperValu, Inc.	1,500	$58,515
Sysco Corp.	2,300	81,857
Tyson Foods, Inc. Cl. A	1,800	32,130
Wrigley (Wm.) Jr. Co.	600	38,538
		753,790

Forest Products & Paper — 0.3%
International Paper Co.	2,100	75,327
MeadWestvaco Corp.	300	8,859
Temple-Inland, Inc.	400	21,052
Weyerhaeuser Co.	500	36,150
		141,388

Gas — 0.4%
Nicor, Inc. (a)	500	21,450
NiSource, Inc.	1,400	26,796
Sempra Energy	2,300	133,676
		181,922

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	400	33,320
Snap-on, Inc.	300	14,862
The Stanley Works	500	28,065
		76,247

Health Care - Products — 2.9%
Baxter International, Inc.	3,300	185,724
Becton, Dickinson & Co.	600	49,230
Boston Scientific Corp. (a) (b)	200	2,790
Covidien Ltd. (b)	1,650	68,475
Johnson & Johnson	11,200	735,840
Medtronic, Inc.	3,700	208,717
Patterson Cos., Inc. (b)	500	19,305
St. Jude Medical, Inc. (b)	100	4,407
Zimmer Holdings, Inc. (b)	700	56,693
		1,331,181

Health Care - Services — 1.3%
Aetna, Inc.	3,600	195,372
Coventry Health Care, Inc. (a) (b)	350	21,774
Humana, Inc. (b)	400	27,952
Laboratory Corp. of America Holdings (b)	300	23,469
UnitedHealth Group, Inc.	4,700	227,621
WellPoint, Inc. (b)	1,300	102,596
		598,784

Home Builders — 0.1%
Centex Corp. (a)	700	18,599
D.R. Horton, Inc.	800	10,248
KB Home (a)	600	15,036
Lennar Corp. Cl. A (a)	800	18,120
		62,003

Home Furnishing — 0.1%
Whirlpool Corp. (a)	600	53,460

5

Household Products — 0.4%
The Clorox Co.	700	$42,693
Fortune Brands, Inc.	600	48,894
Kimberly-Clark Corp.	1,300	91,338
		182,925

Housewares — 0.1%
Newell Rubbermaid, Inc.	1,300	37,466

Insurance — 7.4%
ACE Ltd.	2,400	145,368
AFLAC, Inc.	700	39,928
Allstate Corp.	3,500	200,165
Ambac Financial Group, Inc. (a)	400	25,164
American International Group, Inc.	12,500	845,625
Aon Corp.	1,700	76,177
Assurant, Inc.	700	37,450
Chubb Corp.	3,000	160,920
Cigna Corp.	2,200	117,238
Cincinnati Financial Corp.	1,620	70,162
Genworth Financial, Inc. Cl. A	1,300	39,949
The Hartford Financial Services Group, Inc.	2,400	222,120
Lincoln National Corp.	1,169	77,119
Loews Corp.	1,300	62,855
MBIA, Inc. (a)	600	36,630
Metlife, Inc.	5,500	383,515
Principal Financial Group, Inc.	1,100	69,399
Progressive Corp.	2,000	38,820
Prudential Financial, Inc.	3,400	331,772
Safeco Corp. (a)	500	30,610
Torchmark Corp.	500	31,160
St. Paul Travelers Companies	5,130	258,244
Unum Group	1,600	39,152
XL Capital Ltd. Cl. A (a)	1,400	110,880
		3,450,422

Internet — 1.6%
Amazon.com, Inc. (b)	2,800	260,820
eBay, Inc. (b)	4,000	156,080
Google, Inc. Cl. A (a) (b)	300	170,181
IAC/InterActiveCorp (b)	700	20,769
Symantec Corp. (b)	5,800	112,404
VeriSign, Inc. (b)	500	16,870
Yahoo!, Inc. (b)	500	13,420
		750,544

Investment Companies — 0.2%
American Capital Strategies Ltd. (a)	1,900	81,187

Iron & Steel — 0.4%
Allegheny Technologies, Inc.	100	10,995
Nucor Corp. (a)	900	53,523
United States Steel Corp.	1,100	116,534
		181,052

6

Lodging — 0.2%
Hilton Hotels Corp.	100	$4,649
Marriott International, Inc. Cl. A	100	4,347
Starwood Hotels & Resorts Worldwide, Inc.	900	54,675
Wyndham Worldwide Corp.	540	17,690
		81,361

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	1,200	94,116
Terex Corp. (b)	200	17,804
		111,920

Machinery - Diversified — 0.5%
Cummins, Inc.	300	38,367
Deere & Co.	800	118,736
Rockwell Automation, Inc.	1,300	90,363
		247,466

Manufacturing — 5.4%
3M Co. (a)	2,000	187,160
Cooper Industries Ltd. Cl. A	900	45,981
Danaher Corp.	1,500	124,065
Dover Corp.	600	30,570
Eastman Kodak Co. (a)	1,400	37,464
Eaton Corp.	700	69,328
General Electric Co.	26,600	1,101,240
Honeywell International, Inc.	6,400	380,608
Illinois Tool Works, Inc.	1,200	71,568
Ingersoll-Rand Co. Ltd. Cl. A	500	27,235
ITT Corp. (a)	900	61,137
Leggett & Platt, Inc.	1,000	19,160
Pall Corp.	400	15,560
Parker Hannifin Corp. (a)	800	89,464
Textron, Inc.	700	43,547
Tyco International Ltd.	4,350	192,879
		2,496,966

Media — 3.7%
CBS Corp. Cl. B	4,700	148,050
Clear Channel Communications, Inc.	6,600	247,104
The DIRECTV Group, Inc. (b)	1,600	38,848
Dow Jones & Co., Inc. (a)	300	17,910
Gannett Co., Inc. (a)	1,100	48,070
The McGraw-Hill Companies, Inc. (a)	1,600	81,456
Meredith Corp.	1,800	103,140
New York Times Co. Cl. A (a)	400	7,904
The Scripps (E.W.) Co. Cl. A	200	8,400
Time Warner, Inc.	13,900	255,204
Tribune Co.	500	13,660
Viacom, Inc. Cl. B (b)	4,600	179,262
The Walt Disney Co.	16,300	560,557
		1,709,565

7

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	400	$59,192

Mining — 0.6%
Alcoa, Inc.	200	7,824
Freeport-McMoran Copper & Gold, Inc. (a)	2,569	269,462
Vulcan Materials Co. (a)	100	8,915
		286,201

Office Equipment/Supplies — 0.3%
Xerox Corp. (b)	6,900	119,646

Oil & Gas — 9.5%
Anadarko Petroleum Corp.	1,600	86,000
Chesapeake Energy Corp. (a)	100	3,526
Chevron Corp.	7,421	694,457
ConocoPhillips	9,632	845,401
Devon Energy Corp.	1,900	158,080
ENSCO International, Inc.	100	5,610
EOG Resources, Inc. (a)	100	7,233
Exxon Mobil Corp.	20,200	1,869,712
Hess Corp. (a)	800	53,224
Marathon Oil Corp.	3,300	188,166
Murphy Oil Corp.	500	34,945
Nabors Industries Ltd. (b)	100	3,077
Noble Corp.	500	24,525
Occidental Petroleum Corp.	2,600	166,608
Sunoco, Inc. (a)	300	21,234
Tesoro Corp.	600	27,612
Transocean, Inc. (b)	600	67,830
Valero Energy Corp.	2,400	161,232
XTO Energy, Inc.	100	6,184
		4,424,656

Oil & Gas Services — 1.5%
BJ Services Co. (a)	100	2,655
Halliburton Co.	2,100	80,640
National Oilwell Varco, Inc. (b)	1,200	173,400
Schlumberger Ltd. (a)	4,000	420,000
Weatherford International Ltd. (b)	100	6,718
		683,413

Packaging & Containers — 0.3%
Ball Corp.	700	37,625
Pactiv Corp. (b)	3,500	100,310
Sealed Air Corp.	400	10,224
		148,159

Pharmaceuticals — 5.2%
AmerisourceBergen Corp.	1,300	58,929
Bristol-Myers Squibb Co.	9,400	270,908
Eli Lilly & Co. (a)	3,400	193,562
Express Scripts, Inc. (b)	1,600	89,312
Forest Laboratories, Inc. (b)	2,500	93,225
King Pharmaceuticals, Inc. (b)	1,200	14,064
Medco Health Solutions, Inc. (b)	1,900	171,741

8

Merck & Co., Inc.	7,400	$382,506
Pfizer, Inc.	28,900	706,027
Schering-Plough Corp.	5,400	170,802
Watson Pharmaceutical, Inc. (b)	1,700	55,080
Wyeth	4,400	196,020
		2,402,176

Pipelines — 0.2%
El Paso Corp.	3,600	61,092
Spectra Energy Corp.	1,100	26,928
The Williams Cos., Inc.	100	3,406
		91,426

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	500	13,920

Real Estate Investment Trusts (REITS) — 0.4%
Boston Properties, Inc. (a)	500	51,950
Equity Residential REIT (a)	700	29,652
Host Hotels & Resorts, Inc. REIT (a)	1,300	29,172
Kimco Realty Corp.	600	27,126
ProLogis	400	26,540
		164,440

Retail — 3.4%
AutoNation, Inc. (a) (b)	800	14,176
AutoZone, Inc. (b)	1,300	150,982
Best Buy Co., Inc.	2,750	126,555
Big Lots, Inc. (a) (b)	6,000	179,040
Circuit City Stores, Inc. (a)	100	791
Costco Wholesale Corp. (a)	200	12,274
CVS Caremark Corp.	537	21,281
Family Dollar Stores, Inc.	2,800	74,368
The Gap, Inc.	2,600	47,944
The Home Depot, Inc.	100	3,244
J.C. Penney Co., Inc.	100	6,337
Kohl’s Corp. (b)	100	5,733
Lowe’s Companies, Inc. (a)	100	2,802
Macy’s, Inc.	1,486	48,028
McDonald’s Corp.	5,200	283,244
Nordstrom, Inc. (a)	100	4,689
Office Depot, Inc. (b)	100	2,062
RadioShack Corp. (a)	9,600	198,336
Sears Holdings Corp. (a) (b)	400	50,880
Staples, Inc.	100	2,149
Tiffany & Co.	700	36,645
The TJX Cos., Inc.	6,500	188,955
Walgreen Co. (a)	100	4,724
Wal-Mart Stores, Inc.	500	21,825
Wendy’s International, Inc.	700	24,437
Yum! Brands, Inc.	2,100	71,043
		1,582,544

Savings & Loans — 0.3%
Hudson City Bancorp, Inc.	900	13,842

9

Sovereign Bancorp, Inc.	1,600	$27,264
Washington Mutual, Inc. (a)	2,581	91,135
		132,241

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a) (b)	100	1,320
Altera Corp. (a)	100	2,408
Analog Devices, Inc.	800	28,928
Applied Materials, Inc.	10,700	221,490
Broadcom Corp. Cl. A (b)	200	7,288
Intel Corp.	15,800	408,588
KLA-Tencor Corp. (a)	600	33,468
Linear Technology Corp.	300	10,497
LSI Corp. (b)	1,400	10,388
MEMC Electronic Materials, Inc. (b)	400	23,544
Micron Technology, Inc. (a) (b)	200	2,220
National Semiconductor Corp.	1,400	37,968
Novellus Systems, Inc. (a) (b)	400	10,904
Nvidia Corp. (b)	4,350	157,644
QLogic Corp. (b)	400	5,380
Teradyne, Inc. (b)	3,400	46,920
Texas Instruments, Inc. (a)	2,200	80,498
Xilinx, Inc. (a)	400	10,456
		1,099,909

Software — 4.0%
Adobe Systems, Inc. (b)	1,700	74,222
Autodesk, Inc. (b)	1,800	89,946
Automatic Data Processing, Inc.	2,500	114,825
BMC Software, Inc. (b)	2,500	78,075
CA, Inc. (a)	3,206	82,458
Citrix Systems, Inc. (b)	500	20,160
Compuware Corp. (b)	800	6,416
Electronic Arts, Inc. (b)	100	5,599
Fidelity National Information Services, Inc.	400	17,748
IMS Health, Inc.	400	12,256
Intuit, Inc. (b)	900	27,270
Microsoft Corp.	29,500	869,070
Novell, Inc. (b)	15,400	117,656
Oracle Corp. (b)	14,631	316,761
		1,832,462

Telecommunications — 6.7%
Alltel Corp.	1,000	69,680
AT&T, Inc.	26,075	1,103,233
Avaya, Inc. (b)	4,800	81,408
CenturyTel, Inc.	1,700	78,574
Ciena Corp. (b)	400	15,232
Cisco Systems, Inc. (b)	26,200	867,482
Corning, Inc. (a)	700	17,255
Embarq Corp.	1,374	76,394
Juniper Networks, Inc. (b)	4,000	146,440
Motorola, Inc.	1,200	22,236
Qualcomm, Inc.	2,600	109,876
Qwest Communications International, Inc. (a) (b)	6,400	58,624

10

Sprint Nextel Corp.	4,700	$89,300
Tellabs, Inc. (b)	100	952
Verizon Communications, Inc.	7,900	349,812
Windstream Corp. (a)	2,100	29,652
		3,116,150

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	900	25,092
Mattel, Inc.	1,600	37,536
		62,628

Transportation — 1.5%
Burlington Northern Santa Fe Corp.	200	16,234
C.H. Robinson Worldwide, Inc.	100	5,429
CSX Corp.	2,900	123,917
Norfolk Southern Corp.	2,600	134,966
Ryder System, Inc.	200	9,800
Union Pacific Corp. (a)	1,400	158,284
United Parcel Service, Inc. Cl. B	3,100	232,810
		681,440

TOTAL EQUITIES (Cost $43,584,861)		46,405,669

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.2%
Cash Equivalents — 9.1% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$77,562	$77,562
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	38,780	38,780
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	31,025	31,025
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	93,076	93,076
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	23,269	23,269
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	38,782	38,782
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	38,782	38,782
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	155,127	155,127
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	38,782	38,782
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	38,782	38,782
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	62,051	62,051
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	209,422	209,422
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	46,538	46,538

11

Calyon Eurodollar Time Deposit
5.250%	10/01/2007	$442,112	$442,112
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	155,127	155,127
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	46,538	46,538
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	31,025	31,025
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	46,538	46,538
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	38,650	38,650
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	387,818	387,818
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	116,345	116,345
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	7,756	7,756
Freddie Mac Discount Note
4.515%	10/24/2007	7,730	7,730
Freddie Mac Discount Note
4.527%	11/13/2007	30,196	30,196
Freddie Mac Discount Note
4.557%	10/26/2007	38,640	38,640
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	77,564	77,564
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	542,945	542,945
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	155,127	155,127
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	46,538	46,538
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	38,782	38,782
Reserve Primary Money Market Fund (c)
		77,564	77,564
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	77,564	77,564
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	38,782	38,782
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	38,782	38,782
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	31,025	31,025
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	62,051	62,051
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	155,127	155,127
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	188,780	188,780
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	77,564	77,564

12

Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	$77,564	$77,564
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	77,564	77,564
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	38,782	38,782
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	77,564	77,564
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	77,564	77,564
Wells Fargo Bank
5.450%	10/12/2007	38,782	38,782
			4,236,468

Repurchase Agreements — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)
		27,227	27,227

TOTAL SHORT-TERM INVESTMENTS (Cost $4,263,695)			4,263,695

TOTAL INVESTMENTS — 109.3% (Cost $47,848,556) (f)			$50,669,364

Other Assets/(Liabilities) — (9.3%)			(4,290,111)

NET ASSETS — 100.0%			$46,379,253

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $27,234.  Collateralized by a U.S. Government Agency obligation with a rate of 4.83%, maturity date of 10/01/2035, and an aggregate market value, including accrued interest, of $29,013.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML Small Cap Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Advertising — 0.2%
Catalina Marketing Corp. (a)	497	$ 16,098
Gaiam, Inc. Cl. A (a)	1,420	34,123
Getty Images, Inc. (a)	2,100	58,464
Greenfield Online, Inc. (a)	1,600	24,400
ValueVision Media, Inc. Cl. A (a)	530	3,927
		137,012

Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	5,600	266,000
DRS Technologies, Inc. (b)	2,500	137,800
Ducommun, Inc. (a)	490	15,827
EDO Corp. (b)	380	21,284
HEICO Corp. (b)	450	22,212
Innovative Solutions & Support, Inc. (a) (b)	340	6,450
Kaman Corp.	1,122	38,776
Orbital Sciences Corp. (a)	9,759	217,040
Sequa Corp. Cl. A (a)	680	112,730
United Industrial Corp. (b)	622	46,812
		884,931

Agriculture — 0.7%
Alico, Inc.	10	433
Alliance One International, Inc. (a)	2,830	18,508
Loews Corp. - Carolina Group	1,000	82,230
Universal Corp. (b)	5,490	268,735
UST, Inc. (b)	2,700	133,920
Vector Group Ltd. (b)	2,827	63,353
		567,179

Airlines — 0.7%
Allegiant Travel Co. (a)	90	2,729
AMR Corp. (a) (b)	4,180	93,172
Continental Airlines, Inc. Cl. B (a)	2,950	97,438
Copa Holdings SA Cl. A	1,900	76,095
ExpressJet Holdings, Inc. (a)	2,380	7,354
Northwest Airlines Corp. (a)	2,150	38,270
Pinnacle Airlines Corp. (a) (b)	1,860	29,797
Republic Airways Holdings, Inc. (a)	2,800	59,276
SkyWest, Inc.	420	10,571
UAL Corp. (a)	2,110	98,178
US Airways Group, Inc. (a)	2,920	76,650
		589,530

Apparel — 1.3%
Cherokee, Inc.	210	8,056
Columbia Sportswear Co.	610	33,739
Deckers Outdoor Corp. (a) (b)	2,300	252,540
G-Iii Apparel Group, Ltd. (a)	350	6,891
The Gymboree Corp. (a)	5,463	192,516
Hanesbrands, Inc. (a)	1,360	38,162

Hartmarx Corp. (a)	60	$ 294
Kellwood Co.	1,691	28,832
Maidenform Brands, Inc. (a)	1,080	17,150
Oxford Industries, Inc.	430	15,532
Perry Ellis International, Inc. (a)	1,150	31,866
Polo Ralph Lauren Corp.	700	54,425
Steven Madden Ltd.	375	7,106
The Warnaco Group, Inc. (a)	5,400	210,978
Wolverine World Wide, Inc.	8,372	229,393
		1,127,480

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	1,020	62,934
Wabash National Corp.	1,820	20,548
		83,482

Automotive & Parts — 1.5%
Accuride Corp. (a)	2,750	33,302
Aftermarket Technology Corp. (a)	1,689	53,609
American Axle & Manufacturing Holdings, Inc.	9,500	239,875
Amerigon, Inc. (a)	1,260	21,811
ArvinMeritor, Inc.	8,698	146,300
Cooper Tire & Rubber Co.	7,560	184,464
Fuel Systems Solutions, Inc. (a)	439	7,841
The Goodyear Tire & Rubber Co. (a)	3,430	104,306
Hayes Lemmerz International, Inc. (a)	1,450	6,032
Keystone Automotive Industries, Inc. (a)	200	9,552
Lear Corp. (a)	3,703	118,866
Miller Industries, Inc. (a)	60	1,027
Standard Motor Products, Inc.	980	9,212
Tenneco, Inc. (a)	9,089	281,850
TRW Automotive Holdings Corp. (a)	2,150	68,112
		1,286,159

Banks — 0.8%
Amcore Financial, Inc.	420	10,466
AmericanWest Bancorp	10	196
Bancfirst Corp.	60	2,692
BancorpSouth, Inc.	298	7,241
Capital City Bank Group, Inc.	60	1,872
Cascade Bancorp	280	6,233
Centennial Bank Holdings, Inc. (a)	250	1,600
Central Pacific Financial Corp.	550	16,060
Citizens Republic Bancorp, Inc.	1,020	16,432
City Bank Lynnwood WA	130	3,734
City Holding Co.	553	20,135
Columbia Banking Systems, Inc.	210	6,682
Comerica, Inc.	2,320	118,970
Corus Bankshares, Inc. (b)	1,250	16,275
Encore Bancshares, Inc. (a)	800	16,824
F.N.B. Corp. (b)	2,630	43,500
First Citizens BancShares, Inc. Cl. A	60	10,464
FirstMerit Corp.	60	1,186
Greater Bay Bancorp	2,883	79,571
Hanmi Financial Corp.	670	10,378

Imperial Capital Bancorp, Inc.	250	$ 7,062
Independent Bank Corp./Rockland, MA (b)	70	2,079
Intervest Bancshares Corp.	110	2,722
National Penn Bancshares, Inc. (b)	149	2,430
NBT Bancorp, Inc.	210	4,565
Park National Corp. (b)	400	34,880
Porter Bancorp, Inc.	250	5,250
Preferred Bank/Los Angeles, CA	350	13,769
Republic Bancorp, Inc. Cl. A	135	2,138
Southwest Bancorp, Inc.	70	1,317
Sterling Financial Corp./PA	300	5,145
SVB Financial Group (a) (b)	3,070	145,395
Texas Capital Bancshares, Inc. (a)	290	6,305
UMB Financial Corp.	520	22,287
WesBanco, Inc. (b)	450	11,241
		657,096

Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	800	38,928
Green Mountain Coffee Roasters, Inc. (a)	810	26,884
Hansen Natural Corp. (a)	810	45,911
The Pepsi Bottling Group, Inc.	1,180	43,861
		155,584

Biotechnology — 0.5%
Acorda Therapeutics, Inc. (a)	1,450	26,607
American Oriental Bioengineering, Inc. (a) (b)	3,230	36,014
Bio-Rad Laboratories, Inc. Cl. A (a)	617	55,838
CryoLife, Inc. (a)	1,340	12,663
GTx, Inc. (a)	120	1,954
Halozyme Therapeutics, Inc. (a)	960	8,342
Immunomedics, Inc. (a)	1,920	4,397
Invitrogen Corp. (a)	1,600	130,768
Myriad Genetics, Inc. (a) (b)	600	31,290
Regeneration Technologies, Inc. (a)	680	7,290
Regeneron Pharmaceuticals, Inc. (a)	2,560	45,568
Savient Pharmaceuticals, Inc. (a) (b)	1,640	23,862
Seattle Genetics, Inc. (a) (b)	770	8,655
XOMA Limited (a) (b)	2,300	7,843
		401,091

Building Materials — 0.6%
Aaon, Inc.	420	8,287
Apogee Enterprises, Inc.	1,460	37,872
Builders FirstSource, Inc. (a)	500	5,390
Comfort Systems USA, Inc.	2,574	36,551
Drew Industries, Inc. (a)	2,310	93,971
Genlyte Group, Inc. (a)	730	46,910
Goodman Global, Inc. (a)	1,890	45,133
Lennox International, Inc.	2,740	92,612
LSI Industries, Inc.	550	11,286
Simpson Manufacturing Co., Inc. (b)	1,130	35,990
Universal Forest Products, Inc.	771	23,053
USG Corp. (a) (b)	2,070	77,728
		514,783

Chemicals — 3.6%
American Vanguard Corp.	160	$ 3,123
Arch Chemicals, Inc.	1,450	67,976
Ashland, Inc.	670	40,341
Cabot Corp.	1,710	60,756
Celanese Corp. Cl. A	4,010	156,310
CF Industries Holdings, Inc.	3,260	247,467
Eastman Chemical Co.	200	13,346
Ferro Corp.	5,830	116,483
FMC Corp.	110	5,722
W.R. Grace & Co. (a) (b)	8,413	225,973
H.B. Fuller Co.	6,400	189,952
Hercules, Inc.	8,020	168,580
ICO, Inc. (a)	1,420	19,994
Innophos Holdings, Inc.	1,400	21,336
Innospec, Inc. (b)	1,410	32,120
Landec Corp. (a)	1,370	21,180
The Lubrizol Corp.	1,000	65,060
Lyondell Chemical Co.	3,600	166,860
Minerals Technologies, Inc. (b)	1,200	80,400
NewMarket Corp.	220	10,864
Nuco2, Inc. (a)	70	1,802
Olin Corp.	7,880	176,354
OM Group, Inc. (a)	1,926	101,712
Penford Corp.	100	3,770
PolyOne Corp. (a)	2,648	19,781
Rockwood Holdings, Inc. (a)	3,550	127,196
Schulman (A.), Inc.	1,040	20,519
Sensient Technologies Corp.	8,274	238,870
The Sherwin-Williams Co.	1,540	101,193
Spartech Corp.	5,692	97,106
Stepan Co.	480	14,837
Terra Industries, Inc. (a) (b)	5,100	159,426
Tronox, Inc. Cl. A	2,035	18,925
Tronox, Inc. Cl. B	200	1,806
UAP Holding Corp.	7,626	239,151
Valhi, Inc. (b)	1,080	25,650
		3,061,941

Coal — 0.6%
Alpha Natural Resources, Inc. (a)	9,900	229,977
Foundation Coal Holdings, Inc.	2,880	112,896
Massey Energy Co.	9,030	197,035
		539,908

Commercial Services — 7.8%
ABM Industries, Inc.	8,330	166,433
Administaff, Inc.	5,749	208,689
Advance America Cash Advance Centers, Inc.	1,380	14,725
The Advisory Board Co. (a)	390	22,803
Albany Molecular Research, Inc. (a)	920	13,892
Alliance Data Systems Corp. (a)	900	69,696
Apollo Group, Inc. Cl. A (a)	1,610	96,841
Arbitron, Inc.	2,570	116,524

Avis Budget Group, Inc. (a)	2,700	$ 61,803
Bankrate, Inc. (a) (b)	960	44,275
Barrett Business Svcs Inc.	180	4,289
BearingPoint, Inc. (a)	7,030	28,471
Bowne & Co., Inc.	2,070	34,486
Capella Education Co. (a)	130	7,268
Career Education Corp. (a)	800	22,392
CBIZ, Inc. (a)	630	5,008
CDI Corp.	1,500	41,820
Chemed Corp.	4,480	278,477
ChoicePoint, Inc. (a) (b)	1,100	41,712
Coinmach Service Corp. Cl. A	400	4,796
Coinstar, Inc. (a)	5,400	173,718
Consolidated Graphics, Inc. (a)	2,140	134,371
Convergys Corp. (a)	6,143	106,642
Cornell Cos., Inc. (a)	1,110	26,140
The Corporate Executive Board Co.	330	24,499
CorVel Corp. (a)	700	16,184
CPI Corp.	410	15,793
CRA International, Inc. (a)	110	5,301
Cross Country Healthcare, Inc. (a)	135	2,358
Deluxe Corp.	8,230	303,193
DeVry, Inc.	7,200	266,472
Diamond Management & Technology Consultants, Inc.	2,510	23,092
Dollar Thrifty Automotive Group, Inc. (a) (b)	169	5,863
Donnelley (R.R.) & Sons Co.	3,410	124,670
DynCorp International, Inc. (a)	5,770	133,345
Emergency Medical Services Corp. Cl. A (a)	4,500	136,125
Exponent, Inc. (a)	1,600	40,144
First Consulting Group, Inc. (a)	100	1,030
Forrester Research, Inc. (a)	826	19,469
FTI Consulting, Inc. (a) (b)	300	15,093
Gartner Group, Inc. (a)	1,952	47,746
Healthspring, Inc. (a)	10,300	200,850
Heartland Payment Systems, Inc. (b)	3,300	84,810
Heidrick & Struggles International, Inc. (a)	4,657	169,748
Hewitt Associates, Inc. Cl. A (a)	1,690	59,234
Hudson Highland Group, Inc. (a)	2,180	27,751
ICF International, Inc. (a)	630	17,375
Integrated Electrical Services, Inc. (a)	780	19,976
Interactive Data Corp.	790	22,278
ITT Educational Services, Inc. (a)	900	109,521
Jackson Hewitt Tax Service, Inc.	1,736	48,539
Kelly Services, Inc. Cl. A	200	3,962
Kendle International, Inc. (a)	730	30,317
Kforce, Inc. (a)	652	8,385
Korn/Ferry International (a)	10,589	174,824
Labor Ready, Inc. (a)	12,020	222,490
Landauer, Inc.	700	35,672
Manpower, Inc.	1,762	113,385
Maximus, Inc.	1,820	79,316
McGrath Rentcorp	170	5,651
Midas, Inc. (a)	830	15,662
Monro Muffler, Inc.	710	23,991

MPS Group, Inc. (a)	7,896	$ 88,040
PAREXEL International Corp. (a)	3,214	132,642
PharmaNet Development Group, Inc. (a)	1,590	46,158
PHH Corp. (a)	3,644	95,764
Premier Exhibitions, Inc. (a) (b)	1,750	26,390
Pre-Paid Legal Services, Inc. (a) (b)	1,300	72,098
Providence Service Corp. (The) (a)	150	4,404
Quanta Services, Inc. (a) (b)	6,109	161,583
Rent-A-Center, Inc. (a)	9,903	179,541
Resources Connection, Inc. (b)	3,060	70,839
Robert Half International, Inc.	2,230	66,588
Rollins, Inc.	3,710	99,020
RSC Holdings, Inc. (a) (b)	2,610	42,804
SAIC, Inc. (a)	3,590	68,892
Service Corp. International	4,700	60,630
Sotheby’s (b)	873	41,721
Spherion Corp. (a)	4,879	40,301
Steiner Leisure Ltd. (a)	1,271	55,161
Stewart Enterprises, Inc. Cl. A	7,133	54,353
Strayer Education, Inc.	1,909	321,915
Team, Inc. (a)	1,470	40,249
TeleTech Holdings, Inc. (a)	5,400	129,114
Travelcenters of America LLC (a)	200	6,520
Viad Corp.	5,345	192,420
Volt Information Sciences, Inc. (a)	778	13,724
Watson Wyatt Worldwide, Inc. Cl. A	4,690	210,769
Weight Watchers International, Inc.	210	12,088
Wright Express Corp. (a)	140	5,109
		6,718,222

Computers — 3.5%
Affiliated Computer Services, Inc. Cl. A (a)	1,260	63,302
Ansoft Corp. (a)	1,167	38,488
Brocade Communications Systems, Inc. (a)	11,970	102,463
CACI International, Inc. Cl. A (a)	670	34,230
Cadence Design Systems, Inc. (a)	5,100	113,169
Ceridian Corp. (a)	660	22,928
Ciber, Inc. (a)	4,306	33,630
Computer Sciences Corp. (a)	3,290	183,911
COMSYS IT Partners, Inc. (a)	2,300	38,663
Comtech Group, Inc. (a)	670	12,201
DST Systems, Inc. (a)	900	77,229
Electronic Data Systems Corp.	1,900	41,496
Electronics for Imaging, Inc. (a) (b)	7,410	199,033
IHS, Inc. Cl. A (a)	1,740	98,293
Immersion Corp. (a)	570	9,337
InterVoice, Inc. (a)	310	2,911
Iomega Corp. (a)	2,140	11,214
Jack Henry & Associates, Inc.	5,090	131,627
Lexmark International, Inc. Cl. A (a)	2,540	105,486
Magma Design Automation, Inc. (a)	2,900	40,803
Manhattan Associates, Inc. (a)	2,600	71,266
Mentor Graphics Corp. (a)	8,500	128,350
MICROS Systems, Inc. (a)	2,028	131,962
MTS Systems Corp.	1,062	44,179

NCR Corp. (a)	1,840	$ 91,632
Netezza Corp. (a)	145	1,814
Network Appliance, Inc. (a)	3,470	93,378
Palm, Inc. (a) (b)	7,310	118,934
Perot Systems Corp. Cl. A (a)	5,540	93,681
Radiant Systems, Inc. (a)	2,060	32,610
Rimage Corp. (a)	110	2,468
Sigma Designs, Inc. (a) (b)	1,100	53,064
Silicon Storage Technology, Inc. (a)	4,120	13,266
Smart Modular Technologies (a)	2,300	16,445
SRA International, Inc. Cl. A (a)	850	23,868
Stratasys, Inc. (a) (b)	1,700	46,852
SYKES Enterprises, Inc. (a)	1,793	29,782
Synaptics, Inc. (a)	3,520	168,115
Synopsys, Inc. (a)	4,900	132,692
Syntel, Inc. (b)	3,000	124,740
Tyler Technologies, Inc. (a)	2,470	32,974
Unisys Corp. (a)	2,200	14,564
Western Digital Corp. (a)	6,020	152,426
Xyratex Ltd. (a)	500	9,595
		2,989,071

Consumer Services — 0.0%
Core-Mark Holding Co., Inc. (a)	310	10,921

Cosmetics & Personal Care — 0.3%
Alberto-Culver Co.	2,790	69,164
Chattem, Inc. (a)	800	56,416
Elizabeth Arden, Inc. (a)	1,470	39,631
The Estee Lauder Cos., Inc. Cl. A	1,850	78,551
Inter Parfums, Inc.	260	6,154
		249,916

Distribution & Wholesale — 0.3%
Tech Data Corp. (a)	3,110	124,773
Grainger W.W., Inc.	1,040	94,838
		219,611

Diversified Financial — 1.7%
Advanta Corp. Cl. B	6,991	191,693
AmeriCredit Corp. (a) (b)	5,720	100,558
Asset Acceptance Capital Corp.	1,630	18,908
Asta Funding, Inc. (b)	910	34,871
Calamos Asset Management, Inc. Cl. A	460	12,986
CIT Group, Inc.	3,000	120,600
Cohen & Steers, Inc.	40	1,481
Discover Financial Services (a)	4,360	90,688
Epoch Holding Corp. (a)	120	1,690
Federal Agricultural Mortgage Corp. Cl. C	823	24,163
Financial Federal Corp. (b)	1,140	31,931
GAMCO Investors, Inc. Cl. A	1,020	55,896
GFI Group, Inc. (a)	840	72,341
International Securities Exchange Holdings, Inc. (b)	3,300	219,351
Janus Capital Group, Inc. (b)	5,298	149,827
MarketAxess Holdings, Inc. (a)	1,530	22,950

Ocwen Financial Corp. (a) (b)	2,800	$ 26,404
optionsXpress Holdings, Inc.	640	16,730
Piper Jaffray Cos. (a)	1,279	68,554
Portfolio Recovery Associates, Inc. (b)	2,500	132,675
SWS Group, Inc.	1,369	24,218
TradeStation Group, Inc. (a)	790	9,219
US Global Investors, Inc. Cl. A (b)	1,060	20,161
World Acceptance Corp. (a)	1,300	43,004
		1,490,899

Electric — 1.2%
Avista Corp.	4,770	97,069
Black Hills Corp.	2,670	109,523
CenterPoint Energy, Inc.	1,714	27,475
Central Vermont Public Service Corp.	370	13,520
DTE Energy Co.	360	17,438
El Paso Electric Co. (a)	7,900	182,727
Energy East Corp.	1,100	29,755
Northeast Utilities	1,440	41,141
NRG Energy, Inc. (a)	2,950	124,755
Otter Tail Corp.	1,890	67,378
Pike Electric Corp. (a)	1,380	25,889
Portland General Electric Co.	1,740	48,372
Reliant Energy, Inc. (a)	2,000	51,200
Unisource Energy Corp.	5,540	165,591
Westar Energy, Inc.	1,920	47,155
		1,048,988

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc. (a)	10,116	152,752
Belden, Inc.	1,953	91,615
Coleman Cable, Inc. (a)	30	415
Encore Wire Corp.	740	18,596
Energizer Holdings, Inc. (a)	914	101,317
EnerSys (a)	1,360	24,167
Graftech International Ltd. (a)	16,840	300,426
Greatbatch, Inc. (a) (b)	1,400	37,226
Hubbell, Inc. Cl. B	190	10,853
Lamson & Sessions Co. (The) (a)	915	24,668
Littelfuse, Inc. (a)	3,875	138,299
Powell Industries, Inc. (a)	120	4,547
Superior Essex, Inc. (a)	550	20,504
Vicor Corp.	483	5,854
		931,239

Electrical Equipment & Electronics — 0.0%
Houston Wire & Cable Co. (b)	300	5,433

Electronics — 3.7%
American Science & Engineering, Inc.	390	24,437
Analogic Corp.	1,460	93,090
Arrow Electronics, Inc. (a)	2,320	98,646
Avnet, Inc. (a)	3,810	151,867
AVX Corp.	192	3,091
Axsys Technologies, Inc. (a)	120	3,715

Badger Meter, Inc.	400	$ 12,820
Bel Fuse, Inc. Cl. A	800	30,544
Checkpoint Systems, Inc. (a)	4,064	107,249
CTS Corp.	2,122	27,374
Cubic Corp.	1,670	70,424
Cymer, Inc. (a)	6,623	254,257
Dionex Corp. (a)	2,600	206,596
Dolby Laboratories, Inc. Cl. A (a)	1,600	55,712
Electro Scientific Industries, Inc. (a)	950	22,762
Excel Technology, Inc. (a)	160	3,992
Faro Technologies, Inc. (a)	1,180	52,097
FEI Co. (a) (b)	8,400	264,012
FLIR Systems, Inc. (a) (b)	600	33,234
Gentex Corp. (b)	4,320	92,621
II-VI, Inc. (a)	1,605	55,421
Lo-Jack Corp. (a)	1,500	28,440
Measurement Specialties, Inc. (a)	240	6,696
Methode Electronics, Inc.	2,430	36,571
Mettler-Toledo International, Inc. (a)	964	98,328
NAM TAI Electronics, Inc.	400	5,032
National Instruments Corp.	620	21,285
Oyo Geospace Corp. (a)	160	14,834
Park Electrochemical Corp.	1,250	41,975
PerkinElmer, Inc.	1,740	50,825
Rofin-Sinar Technologies, Inc. (a) (b)	3,712	260,620
Sanmina-SCI Corp. (a)	17,080	36,210
Stoneridge, Inc. (a)	350	3,570
Technitrol, Inc.	3,000	80,850
Tektronix, Inc.	3,330	92,374
Thomas & Betts Corp. (a)	2,290	134,286
Varian, Inc. (a)	4,800	305,328
Woodward Governor Co.	4,922	307,133
Zygo Corp. (a)	282	3,674
		3,191,992

Energy - Alternate Sources — 0.1%
Can Hydro Developers Inc. CAD (a)	6,400	39,736
FuelCell Energy, Inc. (a) (b)	1,410	12,605
MGP Ingredients, Inc.	830	8,524
		60,865

Engineering & Construction — 1.2%
Aecom Technology Corp. (a)	280	9,780
Chicago Bridge & Iron Co.	1,700	73,202
Dycom Industries, Inc. (a)	7,600	232,788
Emcor Group, Inc. (a)	9,994	313,412
Fluor Corp.	100	14,398
Layne Christensen Co. (a)	660	36,617
Michael Baker Corp. (a)	640	31,366
Perini Corp. (a)	5,000	279,650
Washington Group International, Inc. (a)	500	43,905
		1,035,118

Entertainment — 0.2%
Bally Technologies, Inc. (a)	20	709

Carmike Cinemas, Inc.	20	$ 367
Churchill Downs, Inc.	30	1,499
DreamWorks Animation SKG, Inc. Cl. A (a)	1,940	64,835
Steinway Musical Instruments, Inc.	360	10,663
Vail Resorts, Inc. (a) (b)	1,195	74,437
Warner Music Group Corp.	970	9,797
		162,307

Environmental Controls — 1.0%
Allied Waste Industries, Inc. (a)	5,080	64,770
American Ecology Corp.	130	2,755
Calgon Carbon Corp. (a) (b)	3,440	48,022
Darling International, Inc. (a)	1,530	15,132
Fuel Tech, Inc. (a) (b)	740	16,347
Metal Management, Inc.	4,877	264,333
Nalco Holding Co.	2,320	68,788
Republic Services, Inc.	3,300	107,943
TETRA Technologies, Inc. (a) (b)	6,828	144,207
Waste Connections, Inc. (a)	4,570	145,143
Waste Industries USA, Inc.	590	16,886
		894,326

Foods — 1.1%
Arden Group, Inc. Cl. A	200	27,906
Cal-Maine Foods, Inc. (b)	1,440	36,346
Flowers Foods, Inc.	10,881	237,206
Fresh Del Monte Produce, Inc.	2,610	75,037
Imperial Sugar Co. (b)	1,230	32,140
Ingles Markets, Inc. Cl. A	2,486	71,249
J&J Snack Foods Corp.	200	6,964
The J.M. Smucker Co.	1,220	65,172
Lance, Inc.	300	6,906
Nash Finch Co. (b)	1,300	51,779
Pathmark Stores, Inc. (a)	200	2,550
Performance Food Group Co. (a)	5,514	166,137
Seaboard Corp.	39	76,440
Spartan Stores, Inc.	937	21,111
SuperValu, Inc.	1,960	76,460
Tyson Foods, Inc. Cl. A	620	11,067
		964,470

Forest Products & Paper — 0.7%
BlueLinx Holdings, Inc.	930	6,547
Bowater, Inc. (b)	6,100	91,012
Buckeye Technologies, Inc. (a)	3,400	51,476
Mercer International, Inc. (a)	720	6,804
Neenah Paper, Inc.	460	15,221
Rock-Tenn Co. Cl. A	8,106	234,263
Schweitzer-Mauduit International, Inc.	1,000	23,300
United Stationers, Inc. (a)	3,749	208,144
Wausau Paper Corp.	650	7,247
		644,014

Gas — 1.1%
Atmos Energy Corp.	2,170	61,454

New Jersey Resources Corp.	3,640	$ 180,508
NiSource, Inc.	370	7,082
Northwest Natural Gas Co.	4,100	187,370
SEMCO Energy, Inc. (a)	300	2,367
South Jersey Industries, Inc.	1,290	44,892
Southwest Gas Corp.	3,355	94,913
UGI Corp.	2,025	52,609
Vectren Corp.	1,900	51,851
WGL Holdings, Inc.	6,700	227,063
		910,109

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	1,220	101,626
Hardinge, Inc.	900	31,347
Regal-Beloit Corp.	800	38,312
The Stanley Works	690	38,730
		210,015

Health Care - Products — 2.0%
Align Technology, Inc. (a) (b)	5,760	145,901
ArthoCare Corp. (a)	880	49,183
Bruker BioSciences Corp. (a)	790	6,952
CONMED Corp. (a)	4,420	123,716
Cynosure, Inc. Cl. A (a)	630	23,247
Dade Behring Holdings, Inc.	2,300	175,605
Datascope Corp.	800	27,048
Edwards Lifesciences Corp. (a)	865	42,653
Hanger Orthopedic Group, Inc. (a)	260	2,946
Hansen Medical, Inc. (a) (b)	530	14,368
Hologic, Inc. (a) (b)	380	23,180
Immucor, Inc. (a)	4,862	173,816
Intuitive Surgical, Inc. (a)	240	55,200
Inverness Medical Innovations, Inc. (a)	261	14,439
IRIS International, Inc. (a)	390	7,488
Kinetic Concepts, Inc. (a) (b)	2,300	129,444
LCA-Vision, Inc. (b)	3,530	103,747
Meridian Bioscience, Inc.	3,210	97,327
OraSure Technologies, Inc. (a)	530	5,326
PSS World Medical, Inc. (a)	5,092	97,410
Quidel Corp. (a)	2,120	41,467
Stereotaxis, Inc. (a) (b)	180	2,482
Steris Corp.	8,100	221,373
Techne Corp. (a)	100	6,308
Ventana Medical Systems, Inc. (a)	1,020	87,628
West Pharmaceutical Services, Inc.	1,370	57,074
		1,735,328

Health Care - Services — 2.3%
Air Methods Corp. (a)	897	41,441
Alliance Imaging, Inc. (a)	4,100	37,146
American Dental Partners, Inc. (a)	790	22,128
AMERIGROUP Corp. (a) (b)	2,870	98,958
Apria Healthcare Group, Inc. (a)	9,300	241,893
Centene Corp. (a) (b)	4,470	96,150
Community Health Systems, Inc. (a)	1,130	35,527

Covance, Inc. (a)	130	$ 10,127
Coventry Health Care, Inc. (a) (b)	2,500	155,525
Gentiva Health Services, Inc. (a)	50	960
Health Net, Inc. (a)	2,400	129,720
Humana, Inc. (a)	2,480	173,302
Kindred Healthcare, Inc. (a)	6,520	116,773
Laboratory Corp. of America Holdings (a)	660	51,632
LifePoint Hospitals, Inc. (a)	690	20,707
Lincare Holdings, Inc. (a)	1,960	71,834
Matria Healthcare, Inc. (a)	510	13,342
Medcath Corp. (a)	1,820	49,977
Molina Healthcare, Inc. (a)	4,768	172,935
National Healthcare Corp.	100	5,139
Nighthawk Radiology Holdings, Inc. (a) (b)	680	16,667
RehabCare Group, Inc. (a)	380	6,684
Res-Care, Inc. (a)	570	13,019
Sierra Health Services, Inc. (a)	400	16,876
Skilled Healthcare Group, Inc. Cl. A (a)	2,460	38,745
Sunrise Senior Living, Inc. (a) (b)	5,350	189,229
Tenet Healthcare Corp. (a)	14,100	47,376
WellCare Health Plans, Inc. (a)	698	73,590
		1,947,402

Holding Company - Diversified — 0.0%
Star Maritime Acquisition Corp. (a)	630	8,826

Home Builders — 0.5%
Centex Corp. (b)	3,600	95,652
Champion Enterprises, Inc. (a) (b)	4,280	46,994
Fleetwood Enterprises, Inc. (a) (b)	1,310	11,200
KB Home (b)	2,510	62,901
Lennar Corp. Cl. A	3,920	88,788
Monaco Coach Corp.	1,510	21,185
NVR, Inc. (a) (b)	180	84,645
Toll Brothers, Inc. (a)	2,710	54,173
		465,538

Home Furnishing — 0.7%
American Woodmark Corp. (b)	460	11,403
Hooker Furniture Corp.	490	9,810
Kimball International, Inc. Cl. B	4,053	46,123
La-Z-Boy, Inc. (b)	1,416	10,450
Stanley Furniture Co., Inc.	176	2,860
Tempur-Pedic International, Inc. (b)	10,700	382,525
Universal Electronics, Inc. (a)	1,110	36,075
Whirlpool Corp.	900	80,190
		579,436

Household Products — 1.8%
ACCO Brands Corp. (a) (b)	7,160	160,670
American Greetings Corp. Cl. A	10,492	276,989
Blyth, Inc.	5,590	114,315
The Clorox Co.	1,810	110,392
CSS Industries, Inc.	670	24,100
Ennis, Inc.	1,311	28,894

Fossil, Inc. (a) (b)	5,300	$ 198,008
Helen of Troy Ltd. (a)	1,600	30,896
Playtex Products, Inc. (a)	9,600	175,488
Prestige Brands Holdings, Inc. (a)	1,990	21,850
Russ Berrie and Co., Inc. (a)	260	4,368
The Scotts Miracle-Gro Co.	790	33,772
Tupperware Brands Corp.	9,650	303,879
WD-40 Co.	820	27,995
		1,511,616

Housewares — 0.2%
Libbey, Inc.	520	9,110
The Toro Co.	2,230	131,191
		140,301

Insurance — 5.9%
Affirmative Insurance Holdings, Inc.	150	1,724
Alfa Corp.	200	3,636
Alleghany Corp. (a)	10	4,060
Allied World Assurance Holdings Ltd.	370	19,207
Ambac Financial Group, Inc. (b)	2,510	157,904
American Equity Investment Life Holding Co.	1,800	19,170
American Financial Group, Inc.	1,630	46,439
American Physicians Capital, Inc.	1,162	45,272
Amerisafe, Inc. (a)	1,870	30,930
Amtrust Financial Services, Inc. (b)	1,510	22,907
Arch Capital Group Ltd. (a)	910	67,713
Argo Group International Holdings Ltd. (a)	2,506	109,036
Aspen Insurance Holdings Ltd.	3,890	108,570
Assurant, Inc.	2,500	133,750
Assured Guaranty Ltd.	3,900	105,963
Axis Capital Holdings Ltd.	640	24,902
Cincinnati Financial Corp.	940	40,711
CNA Financial Corp.	90	3,539
CNA Surety Corp. (a)	2,461	43,387
The Commerce Group, Inc.	2,809	82,781
Darwin Professional Underwriters, Inc. (a)	540	11,664
Delphi Financial Group, Inc. Cl. A	5,548	224,250
Donegal Group, Inc. Cl. A	257	4,158
EMC Insurance Group, Inc.	440	11,436
Endurance Specialty Holdings Ltd.	350	14,543
Everest Re Group Ltd.	620	68,349
FBL Financial Group, Inc. Cl. A	1,960	77,400
Fidelity National Financial, Inc.	5,500	96,140
First American Corp.	1,280	46,874
FPIC Insurance Group, Inc. (a)	922	39,692
Great American Financial Resources, Inc.	140	3,433
Harleysville Group, Inc.	1,750	55,965
HCC Insurance Holdings, Inc.	1,480	42,387
Hilb, Rogal & Hobbs Co.	1,100	47,663
Horace Mann Educators Corp.	5,860	115,501
Infinity Property & Casualty Corp.	3,896	156,697
IPC Holdings Ltd.	5,320	153,482
Landamerica Financial Group, Inc.	3,665	142,862
Max Capital Group Ltd.	4,760	133,470

MBIA, Inc. (b)	2,870	$ 175,214
Meadowbrook Insurance Group, Inc. (a)	2,030	18,290
MGIC Investment Corp. (b)	2,620	84,652
The Midland Co.	800	43,968
Montpelier Re Holdings Ltd.	300	5,310
National Interstate Corp.	230	7,082
National Western Life Insurance Co. Cl. A	80	20,477
Nationwide Financial Services, Inc. Cl. A	960	51,667
Navigators Group, Inc. (a)	300	16,275
NYMAGIC, Inc.	560	15,574
Odyssey Re Holdings Corp.	1,773	65,796
PartnerRe Ltd.	850	67,142
The Phoenix Companies, Inc.	13,964	197,032
Platinum Underwriters Holdings Ltd.	4,830	173,687
The PMI Group, Inc. (b)	3,794	124,064
ProAssurance Corp. (a) (b)	3,010	162,149
Procentury Corp.	1,300	19,019
Radian Group, Inc. (b)	5,180	120,590
RAM Holdings Ltd. (a)	740	6,882
Reinsurance Group of America, Inc.	890	50,525
RenaissanceRe Holdings Ltd.	880	57,561
RLI Corp.	4,081	231,474
Safeco Corp. (b)	2,660	162,845
Safety Insurance Group, Inc.	222	7,979
SeaBright Insurance Holdings Ltd. (a)	1,700	29,019
Selective Insurance Group	3,714	79,034
StanCorp Financial Group, Inc.	1,300	64,363
State Auto Financial Corp.	1,370	40,073
Transatlantic Holdings, Inc. (b)	300	21,099
United America Indemnity Ltd. Cl. A (a)	4,730	101,742
United Fire & Casualty Co.	1,430	55,899
Universal American Financial Corp. (a)	600	13,686
Zenith National Insurance Corp.	4,519	202,858
		5,010,594

Internet — 3.8%
1-800-Flowers.com, Inc. Cl. A (a)	2,810	32,567
Asiainfo Holdings, Inc. (a)	3,590	32,525
Authorize.Net Holdings, Inc. (a)	2,931	51,674
Blue Coat Systems, Inc. (a)	520	40,955
Blue Nile, Inc. (a) (b)	2,200	207,064
Check Point Software Technologies Ltd. (a)	3,580	90,144
Chordiant Software, Inc. (a)	3,200	44,352
CMGI, Inc. (a)	74,400	101,184
Cogent Communications Group, Inc. (a) (b)	6,220	145,175
comScore, Inc. (a)	230	6,210
CyberSources Corp. (a) (b)	570	6,663
DealerTrack Holdings, Inc. (a)	850	35,598
Dice Holdings, Inc. (a)	910	9,355
Digital River, Inc. (a)	2,410	107,848
Equinix, Inc. (a) (b)	200	17,738
eResearch Technology, Inc. (a) (b)	1,920	21,869
Expedia, Inc. (a)	1,978	63,059
F5 Networks, Inc. (a)	1,020	37,934
FTD Group, Inc.	1,421	21,144

Global Sources Ltd. (a)	2,800	$ 62,076
Harris Interactive, Inc. (a)	1,150	4,957
Ibasis, Inc. (a)	550	5,913
Imergent, Inc. (b)	1,010	22,654
Internet Capital Group, Inc. (a)	20	240
Interwoven, Inc. (a)	2,617	37,240
j2 Global Communications, Inc. (a)	8,200	268,386
Keynote Systems, Inc. (a)	220	3,021
LoopNet, Inc. (a) (b)	1,480	30,399
McAfee, Inc. (a)	4,320	150,638
NetFlix, Inc. (a) (b)	2,000	41,440
Overstock.com, Inc. (a) (b)	440	12,672
Perficient, Inc. (a)	700	15,309
Priceline.com, Inc. (a) (b)	3,470	307,963
RightNow Technologies, Inc. (a)	420	6,758
S1 Corp. (a)	5,400	48,870
Safeguard Scientifics, Inc. (a)	2,090	4,786
Sapient Corp. (a)	7,130	47,842
Secure Computing Corp. (a)	2,320	22,574
Shutterfly, Inc. (a)	540	17,231
SonicWALL, Inc. (a)	4,004	34,955
Stamps.com, Inc. (a)	350	4,190
TechTarget, Inc. (a)	370	6,253
TheStreet.com, Inc. (b)	1,962	23,760
TIBCO Software, Inc. (a)	32,500	240,175
Travelzoo, Inc. (a)	470	10,787
United Online, Inc. (b)	17,147	257,376
Valueclick, Inc. (a)	8,810	197,873
Vasco Data Security International, Inc. (a)	1,530	54,024
VeriSign, Inc. (a)	4,850	163,639
Vignette Corp. (a)	2,435	48,870
Vocus, Inc. (a)	500	14,620
Websense, Inc. (a)	1,374	27,109
		3,267,658

Investment Companies — 0.0%
Apollo Investment Corp.	550	11,440
Ares Capital Corp.	660	10,738
Kohlberg Capital Corp.	80	1,205
MVC Capital, Inc.	50	927
Prospect Capital Corp.	10	170
		24,480

Iron & Steel — 1.0%
AK Steel Holding Corp. (a)	2,290	100,646
Carpenter Technology Corp.	730	94,907
Claymont Steel Holdings, Inc. (a) (b)	120	2,430
Cleveland-Cliffs, Inc.	840	73,895
Schnitzer Steel Industries, Inc. Cl. A	4,148	304,007
Shiloh Industries, Inc.	300	3,174
Steel Dynamics, Inc.	3,116	145,517
United States Steel Corp.	1,510	159,969
Universal Stainless & Alloy (a)	350	13,927
Wheeling-Pittsburgh Corp. (a)	100	1,930
		900,402

Leisure Time — 0.5%
Ambassadors Group, Inc.	888	$ 33,833
Arctic Cat, Inc. (b)	300	4,908
Brunswick Corp.	3,500	80,010
Callaway Golf Co.	5,550	88,856
Multimedia Games, Inc. (a)	100	852
Polaris Industries, Inc. (b)	4,600	200,652
		409,111

Lodging — 0.2%
Ameristar Casinos, Inc.	1,340	37,654
Lodgian, Inc. (a)	30	354
Monarch Casino & Resort, Inc. (a)	1,500	42,675
Riviera Holdings Corp. (a)	100	2,805
Wyndham Worldwide Corp.	3,510	114,988
		198,476

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc. (a)	2,454	140,982

Machinery - Diversified — 1.9%
AGCO Corp. (a)	390	19,800
Applied Industrial Technologies, Inc.	7,568	233,321
Cascade Corp.	1,300	84,721
Cognex Corp.	1,200	21,312
Columbus McKinnon Corp. (a)	890	22,152
Cummins, Inc.	730	93,360
Gardner Denver, Inc. (a)	3,720	145,080
Gorman-Rupp Co.	200	6,632
Hurco Companies, Inc. (a)	590	31,895
Intevac, Inc. (a)	1,020	15,504
Kadant, Inc. (a)	1,210	33,880
Middleby Corp. (a) (b)	3,060	197,492
NACCO Industries, Inc. Cl. A	1,062	109,896
Nordson Corp.	1,475	74,060
Robbins & Myers, Inc. (b)	2,423	138,814
Rockwell Automation, Inc.	870	60,474
Sauer-Danfoss, Inc.	1,788	47,704
Tecumseh Products Co. Cl. A (a)	960	18,480
Tennant Co.	722	35,161
TurboChef Technologies, Inc. (a) (b)	260	3,432
Wabtec Corp.	5,398	202,209
		1,595,379

Machinery & Components — 0.1%
Watsco, Inc.	990	45,966

Manufacturing — 2.0%
A.O. Smith Corp.	700	30,716
Actuant Corp. Cl. A	1,500	97,455
Acuity Brands, Inc.	2,998	151,339
Ameron International Corp.	360	38,077
AptarGroup, Inc.	1,310	49,610
AZZ, Inc. (a)	690	24,122

Barnes Group, Inc.	2,010	$ 64,159
Blount International, Inc. (a)	1,300	14,768
Ceradyne, Inc. (a) (b)	3,900	295,386
Clarcor, Inc.	1,400	47,894
Crane Co.	100	4,797
EnPro Industries, Inc. (a)	2,930	118,958
Freightcar America, Inc.	290	11,078
GenTek, Inc. (a)	700	21,056
Koppers Holdings, Inc.	1,310	50,579
LSB Industries, Inc. (a) (b)	620	14,663
Matthews International Corp. Cl. A	540	23,652
McCoy Corp. CAD	4,900	24,240
Myers Industries, Inc.	2,297	45,527
Pall Corp.	3,100	120,590
Park-Ohio Holdings Corp. (a)	90	2,336
Raven Industries, Inc.	500	20,025
Reddy Ice Holdings, Inc.	1,300	34,281
SPX Corp.	1,651	152,817
Sturm, Ruger & Co., Inc. (a) (b)	2,500	44,775
Teleflex, Inc.	1,500	116,880
Tredegar Corp.	3,340	57,615
		1,677,395

Media — 1.4%
Acacia Research - Acacia Technologies (a)	2,513	36,891
Belo Corp. Cl. A	4,530	78,641
Charter Communications, Inc. Cl. A (a) (b)	34,950	90,171
Cox Radio, Inc. Cl. A (a)	7,084	92,446
Cumulus Media, Inc. Cl. A (a) (b)	2,402	24,548
DG FastChannel, Inc. (a)	730	17,213
Emmis Communications Corp. Cl. A	550	2,717
Entravision Communications Corp. Cl. A (a)	16,400	151,208
Gemstar-TV Guide International, Inc. (a)	15,390	107,114
Gray Television, Inc.	1,040	8,830
Idearc, Inc.	2,000	62,940
John Wiley & Sons, Inc. Cl. A	310	13,928
Journal Communications, Inc. Cl. A	3,280	31,094
Lin TV Corp. Cl. A (a)	4,400	57,244
Mediacom Communications Corp. (a)	6,700	47,235
Meredith Corp.	190	10,887
Nexstar Broadcasting Group, Inc. Cl. A (a)	400	4,196
Scholastic Corp. (a)	3,240	112,946
Sinclair Broadcast Group, Inc. Cl. A	14,916	179,589
Tribune Co.	1,946	53,165
Westwood One, Inc.	3,600	9,900
World Wrestling Entertainment, Inc.	300	4,524
		1,197,427

Metal Fabricate & Hardware — 1.5%
Ampco-Pittsburgh Corp.	1,035	40,758
Castle (A.M.) & Co.	340	11,084
Circor International, Inc.	880	39,961
Haynes International, Inc. (a)	900	76,833
Kaydon Corp.	3,476	180,717
LB Foster Co.-Class A (a)	460	19,992

Mueller Industries, Inc.	3,263	$ 117,925
Quanex Corp.	5,008	235,276
RBC Bearings, Inc. (a)	1,260	48,321
Sun Hydraulics Corp.	1,140	36,252
Valmont Industries, Inc.	2,340	198,549
Worthington Industries, Inc. (b)	10,140	238,898
		1,244,566

Mining — 1.0%
Amerigo Resources Ltd. CAD	11,600	29,854
Century Aluminum Co. (a) (b)	5,081	267,515
Compass Minerals International, Inc.	5,401	183,850
Farallon Resources Ltd. CAD (a)	17,000	10,725
Hecla Mining Co. (a)	25,000	223,750
Redcorp Ventures LGN CAD	68,300	19,835
Usec, Inc. (a) (b)	14,002	143,521
		879,050

Office Equipment/Supplies — 0.3%
Ikon Office Solutions, Inc.	17,279	222,035

Office Furnishings — 0.6%
Herman Miller, Inc.	2,190	59,437
HNI Corp. (b)	800	28,800
Interface, Inc. Cl. A	6,079	109,726
Knoll, Inc.	11,264	199,823
Steelcase, Inc. Cl. A	4,927	88,587
		486,373

Oil & Gas — 1.9%
Alon USA Energy, Inc. (b)	3,310	111,812
Atwood Oceanics, Inc. (a)	1,700	130,152
Berry Petroleum Co. Cl. A	5,460	216,161
Celtic Exploration Ltd. CAD (a)	500	6,749
Continental Resources, Inc. (a)	4,180	75,825
Delek US Holdings, Inc.	2,780	69,722
Ensign Energy Services, Inc. CAD	1,200	22,568
Frontier Oil Corp.	950	39,558
Galleon Energy, Inc. Cl. A CAD (a)	2,100	32,217
Grey Wolf, Inc. (a) (b)	29,400	192,570
Holly Corp.	1,720	102,908
Jura Energy Corp. CAD (a)	11,800	7,090
Mariner Energy, Inc. (a)	3,570	73,935
Midnight Oil Exploration Ltd. CAD (a)	2,500	3,655
Midnight Oil Exploration Ltd. CAD	6,800	9,942
Noble Energy, Inc.	810	56,732
Paramount Resources Ltd. Cl. A CAD (a)	1,700	31,613
Patterson-UTI Energy, Inc.	530	11,962
Petroquest Energy, Inc. (a)	150	1,610
Pioneer Natural Resources Co.	370	16,643
Real Resources, Inc. CAD (a)	1,000	8,532
Rosetta Resources, Inc. (a)	4,110	75,377
Stone Energy Corp. (a)	2,750	110,028
Sunoco, Inc.	910	64,410
Sure Energy, Inc. CAD (a)	450	433

Tesoro Corp.	2,700	$ 124,254
TUSK Energy Corp. CAD (a)	8,800	12,073
Western Refining, Inc.	494	20,047
		1,628,578

Oil & Gas Services — 1.3%
Dawson Geophysical Co. (a)	500	38,755
Dresser-Rand Group, Inc. (a)	3,000	128,130
Global Industries Ltd. (a)	4,920	126,739
Gulf Island Fabrication, Inc.	590	22,650
Hercules Offshore, Inc. (a)	5,252	137,130
Leader Energy Services Ltd. CAD (a)	7,100	1,564
Markwest Hydrocarbon, Inc.	290	16,858
NATCO Group, Inc. Cl. A (a)	2,574	133,205
Newpark Resources, Inc. (a)	3,110	16,670
Oil States International, Inc. (a) (b)	4,500	217,350
SEACOR Holdings, Inc. (a)	1,110	105,561
Superior Energy Services, Inc. (a)	630	22,327
T-3 Energy Services, Inc. (a)	820	34,965
Technicoil Corp. CAD (a)	16,600	10,140
Trican Well Service Ltd. CAD	1,300	26,362
Trico Marine Services, Inc. (a)	600	17,880
Willbros Group, Inc. (a) (b)	2,540	86,360
		1,142,646

Packaging & Containers — 0.6%
AEP Industries, Inc. (a)	480	20,323
Crown Holdings, Inc. (a)	2,400	54,624
Graphic Packaging Corp. (a)	920	4,158
Owens-Illinois, Inc. (a)	2,610	108,185
Packaging Corp. of America	4,301	125,030
Pactiv Corp. (a)	2,549	73,054
Silgan Holdings, Inc.	1,715	92,181
Sonoco Products Co.	988	29,818
		507,373

Pharmaceuticals — 2.6%
Alpharma, Inc. Cl. A	4,717	100,755
AmerisourceBergen Corp.	2,900	131,457
Array Biopharma, Inc. (a)	40	449
Auxilium Pharmaceuticals, Inc. (a)	750	15,810
Bradley Pharmaceuticals, Inc. (a)	2,000	36,400
Caraco Pharmaceutical Laboratories Ltd. (a)	250	3,813
Cubist Pharmaceuticals, Inc. (a)	5,690	120,230
Cypress Bioscience, Inc. (a)	1,600	21,904
CytRx Corp. (a) (b)	4,730	16,366
Endo Pharmaceuticals Holdings, Inc. (a)	530	16,435
Forest Laboratories, Inc. (a)	400	14,916
HealthExtras, Inc. (a)	1,400	38,962
Impax Laboratories, Inc. (a)	190	2,221
Isis Pharmaceuticals, Inc. (a)	100	1,497
King Pharmaceuticals, Inc. (a)	10,412	122,029
K-V Pharmaceutical Co. Cl. A (a)	5,600	160,160
Medicis Pharmaceutical Corp. Cl. A (b)	3,350	102,209
MGI Pharma, Inc. (a) (b)	8,600	238,908

NBTY, Inc. (a)	3,126	$ 126,916
Noven Pharmaceuticals, Inc. (a)	780	12,425
OSI Pharmaceuticals, Inc. (a)	2,690	91,433
Pain Therapeutics, Inc. (a) (b)	300	2,805
Par Pharmaceutical Cos., Inc. (a)	7,850	145,696
Perrigo Co.	10,080	215,208
PetMed Express, Inc. (a)	1,370	19,194
PharMerica Corp. (a) (b)	2,295	34,241
Pozen, Inc. (a) (b)	2,140	23,668
Salix Pharmaceuticals Ltd. (a) (b)	1,360	16,891
Sciele Pharma, Inc. (a) (b)	8,800	228,976
Sepracor, Inc. (a)	2,150	59,125
Valeant Pharmaceuticals International (a)	1,450	22,446
ViroPharma, Inc. (a)	1,880	16,732
Vivus, Inc. (a)	810	4,018
Xenoport, Inc. (a)	1,080	50,814
		2,215,109

Pipelines — 0.1%
Copano Energy LLC	330	12,121
Oneok, Inc.	2,200	104,280
		116,401

Real Estate — 0.0%
Avatar Holdings, Inc. (a) (b)	250	12,483
Stratus Properties, Inc. (a)	200	7,066
W.P. Carey & Co. LLC	700	22,050
		41,599

Real Estate Investment Trusts (REITS) — 2.9%
Acadia Realty Trust REIT	200	5,426
Agree Realty Corp. REIT	900	28,206
Alexandria Real Estate Equities, Inc. REIT	600	57,756
Arbor Realty Trust, Inc.	700	13,223
Ashford Hospitality Trust	4,500	45,225
Associated Estates Realty Corp. REIT	500	6,520
BioMed Realty Trust, Inc. REIT (b)	100	2,410
Brandywine Realty Trust REIT	1,800	45,558
Capital Trust Cl. A REIT	700	24,850
CBL & Associates Properties, Inc. REIT	1,806	63,300
Cedar Shopping Centers, Inc. REIT	900	12,258
Colonial Properties Trust REIT (b)	400	13,720
Corporate Office Properties Trust REIT (b)	800	33,304
DiamondRock Hospitality Co.	4,100	71,381
Digital Realty Trust, Inc. REIT (b)	2,700	106,353
Eastgroup Properties REIT	600	27,156
Entertainment Properties Trust REIT	1,200	60,960
Equity Inns, Inc. REIT	2,412	54,463
Equity Lifestyle Properties, Inc. REIT	700	36,260
Equity One, Inc. (b)	2,162	58,806
FelCor Lodging Trust, Inc.	4,300	85,699
First Industrial Realty Trust, Inc. (b)	3,202	124,462
Glimcher Realty Trust REIT	400	9,400
Gramercy Capital Corp. (b)	900	22,653
Hersha Hospitality Trust	1,000	9,900

Highwoods Properties, Inc. (b)	2,200	$ 80,674
Home Properties, Inc. (b)	500	26,090
Inland Real Estate Corp. (b)	4,200	65,058
Kite Realty Group Trust REIT	1,200	22,560
LaSalle Hotel Properties	1,000	42,080
Lexington Realty Trust REIT (b)	2,217	44,362
LTC Properties, Inc.	1,300	30,771
Medical Properties Trust, Inc. (b)	500	6,660
Mid-America Apartment Communities, Inc. REIT	700	34,895
National Health Investors, Inc.	500	15,455
National Retail Properties, Inc. REIT (b)	3,358	81,868
Nationwide Health Properties, Inc. REIT	5,300	159,689
Newcastle Investment Corp. (b)	1,500	26,430
Omega Healthcare Investors, Inc. REIT	3,300	51,249
Parkway Properties, Inc. REIT (b)	1,000	44,140
Pennsylvania REIT (b)	2,200	85,668
PS Business Parks, Inc. REIT	900	51,165
RAIT Financial Trust (b)	2,200	18,106
Ramco-Gershenson Properties Trust	900	28,116
Realty Income Corp. (b)	3,800	106,210
Redwood Trust, Inc. (b)	700	23,254
Resource Capital Corp. (b)	200	2,252
Saul Centers, Inc. REIT (b)	400	20,600
Senior Housing Properties Trust	4,467	98,542
Sovran Self Storage, Inc. REIT (b)	500	22,920
Strategic Hotels & Resorts, Inc. REIT	2,219	45,689
Sunstone Hotel Investors, Inc.	2,800	71,792
Tanger Factory Outlet Centers, Inc. REIT	2,186	88,730
Taubman Centers, Inc. REIT	900	49,275
Washington REIT (b)	1,100	36,498
		2,500,047

Retail — 5.6%
A.C. Moore Arts & Crafts, Inc. (a)	1,660	26,162
Aeropostale, Inc. (a)	12,000	228,720
AFC Enterprises, Inc. (a)	1,721	25,901
AnnTaylor Stores Corp. (a)	700	22,169
Applebee’s International, Inc.	7,900	196,552
Asbury Automotive Group, Inc.	4,547	90,076
AutoNation, Inc. (a) (b)	5,470	96,928
AutoZone, Inc. (a)	1,330	154,466
Barnes & Noble, Inc.	3,170	111,774
Big 5 Sporting Goods Corp.	910	17,017
Big Lots, Inc. (a) (b)	4,648	138,696
BJ’s Wholesale Club, Inc. (a)	3,300	109,428
Blockbuster, Inc. Cl. A (a) (b)	14,940	80,228
Bob Evans Farms, Inc. (b)	6,659	200,969
Books-A-Million, Inc.	1,590	21,036
Brown Shoe Co., Inc.	4,497	87,242
The Buckle, Inc.	6,035	228,968
Buffalo Wild Wings, Inc. (a) (b)	1,548	58,391
Burger King Holdings, Inc.	1,250	31,863
California Pizza Kitchen, Inc. (a)	40	703
Casey’s General Stores, Inc.	3,260	90,302
Cato Corp. Cl. A	704	14,390

CBRL Group, Inc.	2,074	$ 84,619
CEC Entertainment, Inc. (a)	4,500	120,915
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	200	23,626
CKE Restaurants, Inc.	3,040	49,278
Conn’s, Inc. (a) (b)	960	22,934
CSK Auto Corp. (a)	2,400	25,560
Darden Restaurants, Inc.	230	9,628
Denny’s Corp. (a)	8,177	32,708
Dollar Tree Stores, Inc. (a)	3,558	144,241
Domino’s Pizza, Inc.	5,815	96,471
Dress Barn, Inc. (a)	4,154	70,660
EZCORP, Inc. Cl. A (a)	603	8,110
Family Dollar Stores, Inc.	5,340	141,830
Genesco, Inc. (a)	2,865	132,162
Hibbett Sports, Inc. (a)	1,110	27,528
Hot Topic, Inc. (a)	2,320	17,307
IHOP Corp. (b)	3,629	229,825
Insight Enterprises, Inc. (a)	3,717	95,936
J. Crew Group, Inc. (a)	480	19,920
Jack in the Box, Inc. (a)	1,221	79,170
Jo-Ann Stores, Inc. (a)	1,370	28,907
Jos. A. Bank Clothiers, Inc. (a) (b)	1,460	48,793
Longs Drug Stores Corp.	479	23,792
Luby’s, Inc. (a)	743	8,188
Lululemon Athletica, Inc. (a) (b)	480	20,174
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	840	15,817
Men’s Wearhouse, Inc.	2,613	132,009
Morton’s Restaurant Group (a)	30	477
Movado Group, Inc.	2,600	82,992
Nu Skin Enterprises, Inc. Cl. A	1,620	26,179
O’Charley’s, Inc.	1,310	19,860
Office Depot, Inc. (a)	2,100	43,302
PC Connection, Inc. (a)	1,400	17,500
The PEP Boys - Manny, Moe & Jack (b)	5,900	82,777
PriceSmart, Inc. (b)	530	12,508
RadioShack Corp. (b)	6,439	133,030
Regis Corp. (b)	4,696	149,849
Ruby Tuesday, Inc.	220	4,035
Sally Beauty Co., Inc. (a)	11,700	98,865
School Specialty, Inc. (a)	260	9,004
Select Comfort Corp. (a) (b)	2,360	32,922
Shoe Carnival, Inc. (a)	408	6,438
Sonic Automotive, Inc.	5,400	129,276
Stage Stores, Inc.	4,373	79,720
Systemax, Inc. (b)	1,600	32,704
Wendy’s International, Inc.	2,320	80,991
West Marine, Inc. (a)	1,000	11,550
		4,796,068

Savings & Loans — 0.7%
Anchor Bancorp Wisconsin, Inc.	100	2,700
Brookline Bancorp, Inc.	750	8,693
Downey Financial Corp. (b)	1,880	108,664
First Niagara Financial Group, Inc.	12,628	178,686
FirstFed Financial Corp. (a) (b)	2,225	110,249

Franklin Bank Corp. (a)	150	$ 1,380
Hudson City Bancorp, Inc.	1,570	24,147
KNBT Bancorp, Inc.	100	1,654
Provident Financial Services, Inc.	1,981	32,429
TierOne Corp.	978	25,888
Washington Federal, Inc.	2,320	60,923
WSFS Financial Corp.	310	19,344
		574,757

Semiconductors — 6.0%
Actel Corp. (a)	1,390	14,915
Advanced Analogic Technologies, Inc. (a)	700	7,448
AMIS Holdings, Inc. (a)	10,480	101,761
Amkor Technology, Inc. (a)	14,315	164,909
Analog Devices, Inc.	3,700	133,792
Asyst Technologies, Inc. (a)	2,198	11,627
Atmel Corp. (a)	21,240	109,598
ATMI, Inc. (a)	5,800	172,550
AuthenTec, Inc. (a)	2,300	23,000
Axcelis Technologies, Inc. (a)	260	1,329
Brooks Automation, Inc. (a)	14,900	212,176
Cabot Microelectronics Corp. (a) (b)	3,270	139,793
Cohu, Inc.	900	16,875
Credence Systems Corp. (a)	6,480	20,023
DSP Group, Inc. (a)	540	8,548
Emcore Corp. (a) (b)	1,790	17,184
Emulex Corp. (a)	9,196	176,287
Entegris, Inc. (a) (b)	14,500	125,860
Exar Corp. (a)	2,000	26,120
Hittite Microwave Corp. (a)	960	42,384
Integrated Device Technology, Inc. (a)	2,840	43,963
Intersil Corp. Cl. A	4,360	145,755
IXYS Corp. (a)	300	3,129
KLA-Tencor Corp. (b)	3,180	177,380
Kulicke & Soffa Industries, Inc. (a)	3,990	33,835
Lam Research Corp. (a)	2,980	158,715
Linear Technology Corp.	2,460	86,075
LTX Corp. (a)	4,330	15,458
Mattson Technology, Inc. (a)	2,630	22,750
Micrel, Inc.	21,063	227,480
Microtune, Inc. (a)	790	4,756
MIPS Technologies, Inc. (a)	910	7,189
MKS Instruments, Inc. (a)	9,730	185,065
Monolithic Power Systems, Inc. (a)	1,760	44,704
National Semiconductor Corp.	6,220	168,686
Netlogic Microsystems, Inc. (a) (b)	1,350	48,749
Novellus Systems, Inc. (a) (b)	4,980	135,755
ON Semiconductor Corp. (a) (b)	11,900	149,464
PMC-Sierra, Inc. (a) (b)	22,230	186,510
QLogic Corp. (a)	5,850	78,683
Rudolph Technologies, Inc. (a)	1,160	16,043
Semtech Corp. (a)	10,600	217,088
Silicon Laboratories, Inc. (a) (b)	4,270	178,315
SiRF Technology Holdings, Inc. (a) (b)	2,890	61,702
Skyworks Solutions, Inc. (a)	18,770	169,681

Standard Microsystems Corp. (a)	1,230	$ 47,257
Supertex, Inc. (a)	650	25,922
Teradyne, Inc. (a)	9,270	127,926
Tessera Technologies, Inc. (a)	3,980	149,250
Triquint Semiconductor, Inc. (a)	1,755	8,617
Ultra Clean Holdings, Inc. (a)	480	7,056
Ultratech, Inc. (a)	320	4,435
Varian Semiconductor Equipment Associates, Inc. (a)	2,700	144,504
Veeco Instruments, Inc. (a)	610	11,822
Verigy Ltd. (a)	7,830	193,479
Volterra Semiconductor Corp. (a)	590	7,245
Xilinx, Inc. (b)	6,450	168,603
Zoran Corp. (a)	7,780	157,156
		5,146,381

Software — 5.2%
Activision, Inc. (a)	4,220	91,110
Actuate Corp. (a)	7,092	45,743
Acxiom Corp.	3,800	75,202
Advent Software, Inc. (a)	1,552	72,897
American Software Cl. A	400	3,680
Ansys, Inc. (a)	1,730	59,114
Applix, Inc. (a)	800	14,224
Aspen Technology, Inc. (a)	15,169	217,220
Autodesk, Inc. (a)	3,780	188,887
BEA Systems, Inc. (a)	10,950	151,877
Blackbaud, Inc.	4,800	121,152
Blackboard, Inc. (a)	1,140	52,258
BMC Software, Inc. (a)	5,049	157,680
Broadridge Financial Solutions, Inc.	4,390	83,191
Citrix Systems, Inc. (a)	2,440	98,381
Cognos, Inc. (a)	690	28,656
Commvault Systems, Inc. (a)	410	7,593
Computer Programs & Systems, Inc.	160	4,218
Compuware Corp. (a)	12,200	97,844
Concur Technologies, Inc. (a) (b)	3,100	97,712
CSG Systems International, Inc. (a)	7,476	158,865
DivX, Inc. (a)	580	8,625
Double-Take Software, Inc. (a)	340	6,497
Dun & Bradstreet Corp.	600	59,166
Eclipsys Corp. (a)	4,420	103,074
Epicor Software Corp. (a)	2,810	38,694
EPIQ Systems, Inc. (a)	2,850	53,637
Fair Isaac Corp.	3,187	115,083
FalconStor Software, Inc. (a)	3,310	39,886
Fidelity National Information Services, Inc.	2,080	92,290
Fiserv, Inc. (a)	1,490	75,781
Informatica Corp. (a)	5,810	91,217
Interactive Intelligence, Inc. (a)	790	15,010
Intuit, Inc. (a)	1,410	42,723
JDA Software Group, Inc. (a)	1,500	30,990
Lawson Software, Inc. (a) (b)	11,100	111,111
ManTech International Corp. Cl. A (a)	5,300	190,694
MicroStrategy, Inc. Cl. A (a)	2,384	189,147
Moldflow Corp. (a)	40	770

NAVTEQ Corp. (a)	610	$ 47,562
Novell, Inc. (a)	7,240	55,314
Nuance Communications, Inc. (a) (b)	800	15,448
Omnicell, Inc. (a)	2,780	79,341
Omniture, Inc. (a)	1,850	56,092
Open Text Corp. (a) (b)	5,623	146,029
Parametric Technology Corp. (a)	1,200	20,904
Phase Forward, Inc. (a)	2,785	55,728
Phoenix Technologies Ltd. (a)	200	2,142
Progress Software Corp. (a)	400	12,120
PROS Holdings, Inc. (a)	3,270	39,469
Quality Systems, Inc. (b)	30	1,099
Quest Software, Inc. (a) (b)	7,000	120,120
Red Hat, Inc. (a)	4,080	81,070
Salesforce.com, Inc. (a)	1,090	55,939
Schawk, Inc.	100	2,257
SPSS, Inc. (a)	2,473	101,739
Sybase, Inc. (a)	3,490	80,724
Synchronoss Technologies, Inc. (a)	2,050	86,223
SYNNEX Corp. (a)	280	5,757
Taleo Corp., Cl. A (a)	1,650	41,927
THE9 Ltd. ADR (Cayman Islands) (a) (b)	2,800	96,572
THQ, Inc. (a)	2,260	56,455
Total System Services, Inc. (b)	2,150	59,727
Ultimate Software Group, Inc. (a)	490	17,101
Wind River Systems, Inc. (a)	3,100	36,487
		4,465,245

Telecommunications — 5.1%
ADC Telecommunications, Inc. (a)	10,120	198,453
ADTRAN, Inc.	11,100	255,633
Alaska Communications Systems Group, Inc.	3,040	43,928
Anaren, Inc. (a)	799	11,266
Andrew Corp. (a)	6,200	85,870
Anixter International, Inc. (a) (b)	300	24,735
Arris Group, Inc. (a)	18,820	232,427
Atheros Communications, Inc. (a)	5,990	179,520
Atlantic Tele-Network, Inc.	820	29,807
Avaya, Inc. (a)	7,800	132,288
Cbeyond, Inc. (a)	5,100	208,029
C-COR, Inc. (a)	3,000	34,470
Cellcom Israel Ltd.	1,320	32,102
Centennial Communications Corp. (a)	3,440	34,813
CenturyTel, Inc.	2,659	122,899
Cincinnati Bell, Inc. (a)	51,109	252,478
Citizens Communications Co.	5,694	81,538
CommScope, Inc. (a)	2,524	126,806
Comtech Telecommunications (a)	5,080	271,729
Consolidated Communications Holdings, Inc.	1,570	30,788
CPI International, Inc. (a)	700	13,307
Ditech Networks, Inc. (a)	1,300	6,851
Dobson Communications Corp. Cl. A (a)	3,900	49,881
Embarq Corp.	2,600	144,560
EMS Technologies, Inc. (a)	1,486	36,452
Extreme Networks, Inc. (a)	7,200	27,648

Fairpoint Communications, Inc.	270	$ 5,092
Foundry Networks, Inc. (a)	7,320	130,076
General Communication, Inc. Cl. A (a)	1,479	17,955
GeoEye, Inc. (a)	580	14,935
Harmonic, Inc. (a)	3,200	33,952
Hypercom Corp. (a)	1,252	5,659
Infinera Corp. (a) (b)	1,320	26,598
InterDigital, Inc. (a) (b)	8,300	172,474
Iowa Telecommunications Services, Inc. (b)	2,250	44,663
Ixia (a)	340	2,965
Knology, Inc. (a)	921	15,408
Loral Space & Communications (a)	700	27,825
Mastec, Inc. (a)	2,150	30,251
Netgear, Inc. (a)	2,270	69,053
Network Equipment Technologies, Inc. (a) (b)	2,350	34,075
North Pittsburgh Systems, Inc.	153	3,635
Novatel Wireless, Inc. (a)	3,350	75,878
NTELOS Holdings Corp.	2,360	69,526
PAETEC Holding Corp. (a)	1,510	18,830
Plantronics, Inc.	4,900	139,895
Premiere Global Services, Inc. (a)	12,300	155,595
RF Micro Devices, Inc. (a) (b)	26,290	176,932
Rural Cellular Corp. Cl. A (a)	600	26,100
ShoreTel, Inc. (a)	3,920	56,134
Starent Networks Corp. (a) (b)	640	13,510
Surewest Communications	210	5,252
Symmetricom, Inc. (a)	310	1,457
Syniverse Holdings, Inc. (a)	1,880	29,892
Telephone and Data Systems, Inc.	2,420	161,535
Time Warner Telecom, Inc. Cl. A (a)	400	8,788
US Cellular Corp. (a)	40	3,928
USA Mobility, Inc. (a)	1,730	29,185
Viasat, Inc. (a)	1,559	48,064
Windstream Corp.	2,420	34,170
		4,357,565

Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	100	8,130
UniFirst Corp./MA	730	27,346
		35,476

Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	610	17,007
JAKKS Pacific, Inc. (a) (b)	2,020	53,954
Marvel Entertainment, Inc. (a) (b)	6,115	143,336
RC2 Corp. (a)	1,690	46,796
The Topps Co., Inc.	400	3,876
		264,969

Transportation — 1.8%
ABX Air, Inc. (a)	3,000	21,240
American Commercial Lines, Inc. (a) (b)	2,060	48,884
Arlington Tankers Ltd.	200	4,926
Atlas Air Worldwide Holdings, Inc. (a)	1,140	58,858
CAI International, Inc. (a)	2,740	38,634

Con-way, Inc.	1,300	$ 59,800
Double Hull Tankers, Inc.	1,100	16,379
Excel Maritime Carriers Ltd.	1,650	92,070
Frontline Ltd. (b)	310	14,967
Genco Shipping & Trading Ltd. (b)	260	17,038
General Maritime Corp. (b)	3,102	86,577
Gulfmark Offshore, Inc. (a)	4,100	199,506
Horizon Lines, Inc. Cl. A	6,370	194,476
Hub Group, Inc. Cl. A (a)	6,911	207,537
Kansas City Southern (a)	1,510	48,577
Knightsbridge Tankers Ltd. (b)	950	25,555
Laidlaw International, Inc.	2,500	88,050
Landstar System, Inc.	1,200	50,364
Overseas Shipholding Group, Inc.	1,670	128,306
Pacer International, Inc.	1,300	24,765
Ryder System, Inc.	150	7,350
Saia, Inc. (a)	391	6,463
TBS International Ltd. (a)	70	2,888
Tidewater, Inc.	1,098	68,998
		1,512,208

Trucking & Leasing — 0.0%
TAL International Group, Inc.	190	4,763

TOTAL EQUITIES (Cost $78,117,259)		84,741,218

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Mining
Redcorp Ventures, Ltd. Warrants, Expires 7/10/2009	34,150	$ 2,394

TOTAL WARRANTS
(Cost $0)		2,394

TOTAL LONG TERM INVESTMENTS
(Cost $78,117,259)		84,743,612

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.3%
Cash Equivalents — 16.8% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 263,884	$ 263,884
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	131,942	131,942
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	105,553	105,553
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	316,660	316,660
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	79,165	79,165

Barclays Eurodollar Time Deposit
5.320%	10/09/2007	$ 131,942	$ 131,942
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	131,942	131,942
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	527,766	527,766
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	131,942	131,942
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	131,942	131,942
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	211,107	211,107
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	712,485	712,485
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	158,330	158,330
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,504,134	1,504,134
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	527,766	527,766
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	158,330	158,330
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	105,553	105,553
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	158,330	158,330
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	131,493	131,493
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,319,416	1,319,416
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	395,825	395,825
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	26,388	26,388
Freddie Mac Discount Note
4.515%	10/24/2007	26,299	26,299
Freddie Mac Discount Note
4.527%	11/13/2007	102,732	102,732
Freddie Mac Discount Note
4.557%	10/26/2007	131,459	131,459
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	263,883	263,883
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	1,847,183	1,847,183
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	527,766	527,766
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	158,330	158,330
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	131,942	131,942
Reserve Primary Money Market Fund (c)
		263,883	263,883
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	263,883	263,883

Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	$ 131,942	$ 131,942
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	131,942	131,942
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	105,553	105,553
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	211,107	211,107
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	527,766	527,766
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	642,259	642,259
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	263,883	263,883
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	263,883	263,883
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	263,883	263,883
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	131,942	131,942
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	263,883	263,883
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	263,883	263,883
Wells Fargo Bank
5.450%	10/12/2007	131,942	131,942
			14,413,123

Repurchase Agreements — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)
		435,731	435,731

TOTAL SHORT-TERM INVESTMENTS (Cost $14,848,854)			14,848,854

TOTAL INVESTMENTS — 116.3% (Cost $92,966,113) (f)			$ 99,592,466

Other Assets/(Liabilities) — (16.3%)			(13,984,598)

NET ASSETS — 100.0%			$ 85,607,868

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $435,840. Collateralized by a U.S. Government Agency obligation with a rate of 5.43125%, maturity date of 8/25/2034, and an aggregate market value, including accrued interest, of $445,444.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.9%
COMMON STOCK — 96.9%
Aerospace & Defense — 6.6%
Allied Defense Group (The), Inc. (a) (b)	190,500	$1,499,235
Ducommun, Inc. (a)	67,700	2,186,710
EDO Corp. (b)	41,000	2,296,410
		5,982,355

Banks — 7.9%
Bank of the Ozarks, Inc. (b)	28,300	863,999
Boston Private Financial Holdings, Inc. (b)	55,200	1,536,768
Capital Corp. of the West (b)	61,300	1,129,146
CoBiz Financial Inc.	78,300	1,340,496
MetroCorp Bancshares, Inc.	80,400	1,294,440
Northrim BanCorp, Inc.	41,580	1,035,342
		7,200,191

Building Materials — 3.3%
LSI Industries, Inc.	79,500	1,631,340
US Concrete, Inc. (a)	204,200	1,345,678
		2,977,018

Chemicals — 3.5%
Omnova Solutions, Inc. (a)	278,800	1,611,464
Penford Corp.	41,468	1,563,344
		3,174,808

Commercial Services — 10.8%
ABM Industries, Inc.	59,400	1,186,812
Carriage Services, Inc. (a)	157,700	1,288,409
CDI Corp.	53,300	1,486,004
Hill International, Inc. (a) (b)	196,500	1,768,500
Landauer, Inc.	34,400	1,753,024
Mac-Gray Corp. (a)	78,600	1,012,368
Standard Parking Corp. (a)	34,900	1,388,671
		9,883,788

Computers — 1.7%
Printronix, Inc.	115,900	1,570,445

Diversified Financial — 1.6%
SWS Group, Inc.	83,700	1,480,653

Electric — 2.4%
Central Vermont Public Service Corp. (b)	37,100	1,355,634
Unitil Corp.	27,700	817,150
		2,172,784

Electronics — 6.9%
Keithley Instruments, Inc.	123,600	1,310,160
LaBarge, Inc. (a)	137,000	1,644,000
Nu Horizons Electronics Corp. (a)	157,788	1,487,941

1

OSI Systems, Inc. (a) (b)	81,700	$1,839,067
		6,281,168

Entertainment — 3.8%
Carmike Cinemas, Inc. (b)	81,900	1,504,503
Steinway Musical Instruments, Inc.	65,800	1,948,996
		3,453,499

Foods — 2.5%
Rocky Mountain Chocolate Factory, Inc.	52,900	910,409
United Natural Foods, Inc. (a) (b)	51,900	1,412,718
		2,323,127

Forest Products & Paper — 1.8%
Buckeye Technologies, Inc. (a)	111,200	1,683,568

Hand & Machine Tools — 2.0%
Hardinge, Inc.	53,200	1,852,956

Health Care - Products — 3.4%
Kensey Nash Corp. (a)	57,900	1,511,769
Young Innovations, Inc.	55,900	1,599,299
		3,111,068

Housewares — 1.4%
Libbey, Inc. (b)	73,000	1,278,960

Insurance — 1.2%
National Interstate Corp.	35,000	1,077,650

Iron & Steel — 2.7%
Universal Stainless & Alloy (a)	61,300	2,439,127

Machinery - Diversified — 1.9%
Columbus McKinnon Corp. (a)	70,260	1,748,772

Manufacturing — 4.5%
ESCO Technologies, Inc. (a) (b)	43,200	1,435,968
LSB Industries, Inc. (a) (b)	30,600	723,690
Quixote Corp.	96,800	1,916,640
		4,076,298

Metal Fabricate & Hardware — 1.5%
NN, Inc.	136,067	1,334,817

Oil & Gas — 1.3%
Goodrich Petroleum Corp. (a) (b)	38,200	1,210,940

Oil & Gas Services — 1.8%
Gulf Island Fabrication, Inc.	42,700	1,639,253

Retail — 10.4%
Benihana, Inc. Cl. A (a)	116,400	2,014,884
Casual Male Retail Group, Inc. (a) (b)	168,100	1,506,176

2

Duckwall-Alco Stores, Inc. (a)	57,820	$2,130,667
Movado Group, Inc.	46,110	1,471,831
O’Charley’s, Inc.	89,000	1,349,240
Rush Enterprises, Inc. Cl. A (a)	41,100	1,041,885
		9,514,683

Savings & Loans — 0.8%
Harrington West Financial Group, Inc.	47,600	751,604

Semiconductors — 1.6%
Cohu, Inc.	76,400	1,432,500

Telecommunications — 5.8%
Comtech Telecommunications (a)	38,200	2,043,318
EMS Technologies, Inc. (a)	89,200	2,188,076
Hypercom Corp. (a) (b)	242,000	1,093,840
		5,325,234

Textiles — 1.3%
Dixie Group, Inc. (a)	129,500	1,230,250

Transportation — 2.5%
Frozen Food Express Industries, Inc.	155,000	1,043,150
Saia, Inc. (a)	73,500	1,214,955
		2,258,105

TOTAL EQUITIES (Cost $92,952,948)		88,465,621

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 21.3%
Cash Equivalents — 18.7% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$311,968	$311,968
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	155,985	155,985
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	124,788	124,788
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	374,364	374,364
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	93,591	93,591
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	155,985	155,985
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	155,985	155,985
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	623,940	623,940
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	155,985	155,985
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	155,985	155,985

3

BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	$249,576	$249,576
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	842,319	842,319
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	187,182	187,182
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,778,229	1,778,229
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	623,940	623,940
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	187,182	187,182
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	124,788	124,788
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	187,182	187,182
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	155,455	155,455
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,559,850	1,559,850
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	467,955	467,955
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	31,197	31,197
Freddie Mac Discount Note
4.515%	10/24/2007	31,092	31,092
Freddie Mac Discount Note
4.527%	11/13/2007	121,453	121,453
Freddie Mac Discount Note
4.557%	10/26/2007	155,415	155,415
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	311,970	311,970
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	2,183,790	2,183,790
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	623,940	623,940
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	187,182	187,182
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	155,985	155,985
Reserve Primary Money Market Fund (c)
		311,970	311,970
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	311,970	311,970
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	155,985	155,985
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	155,985	155,985
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	124,788	124,788
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	249,576	249,576

4

Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	$623,940	$623,940
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	759,296	759,296
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	311,970	311,970
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	311,970	311,970
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	311,970	311,970
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	155,985	155,985
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	311,970	311,970
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	311,970	311,970
Wells Fargo Bank
5.450%	10/12/2007	155,985	155,985
			17,039,588

Repurchase Agreements — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)
		2,371,419	2,371,419

TOTAL SHORT-TERM INVESTMENTS (Cost $19,411,007)			19,411,007

TOTAL INVESTMENTS — 118.2% (Cost $112,363,955) (f)			$107,876,628

Other Assets/(Liabilities) — (18.2%)			(16,575,643)

NET ASSETS — 100.0%			$91,300,985

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $2,372,012. Collaterized by a U.S. Government Agency obligation with a rate of 5.48%, maturity date of 12/25/2035, and an aggregate market value, including accued interest, of $2,421,889.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MML Series Investment Fund II (“MML II Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. MML II Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eight series of MML II Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Money Market Fund (“Money Market Fund”), MML Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Blend Fund (“Blend Fund”), MML Equity Fund (“Equity Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Small Cap Equity Fund (“Small Cap Equity Fund”) and MML Small Company Opportunities Fund (“Small Company Opportunities Fund”).

MML II Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML II Trust are not offered to the general public.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all the Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940 pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

The Inflation-Protected Bond Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Inflation-Protected Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At September 30, 2007, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Inflation-Protected Bond Fund	$14,593,412	$15,039,564
Managed Bond Fund	12,255,757	12,493,743
Blend Fund	35,964,295	37,048,698
Equity Fund	76,240,113	78,524,357
Enhanced Index Core Equity Fund	4,111,694	4,236,468
Small Cap Equity Fund	13,907,249	14,413,123
Small Company Opportunities Fund	16,351,105	17,039,588
	$173,423,625	$178,795,541

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

At September 30, 2007, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Blend Fund at September 30, 2007 is as follows:

Forward	Expiration	Aggregate			Unrealized
Commitment	of	Face Value of			Appreciation
Contracts to Buy	Contracts	Contracts	Cost	Market Value	(Depreciation)

Blend Fund
FNMA TBA
4.5% 10/01/2037	Oct-07	16,800,000	15,537,375	$15,592,500	$55,125
5.0% 10/01/2037	Oct-07	10,100,000	9,475,988	9,639,188	163,200
6.5% 10/01/2037	Oct-07	5,700,000	5,765,906	5,803,313	37,407
					255,732
GNMA TBA
5.5% 10/01/2037	Oct-07	6,400,000	6,304,000	$6,314,000	$10,000

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Managed Bond Fund and the Blend Fund at September 30, 2007 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

Managed Bond Fund
BUYS
221	U.S. Treasury Note 5 Year	1/1/08	$23,653,906	$192,542
120	U.S. Treasury Note 2 Year	12/31/07	24,845,625	117,673
				$310,215

Blend Fund
BUYS
244	S&P 500 EMINI	12/21/07	$18,764,820	$850,285
86	U.S. Treasury Note 5 Year	12/30/07	9,204,688	74,925
				$925,210

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses.  If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls below the cost of purchase.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Portfolio of Investments of the Blend Fund and Managed Bond Fund for open purchased option contracts as of September 30, 2007.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Managed Bond Fund and the Blend Fund at September 30, 2007, is as follows:

Managed Bond Fund

Notional Amount	Expiration Date	Market Description	Premiums	Value

$2,500,000	10/21/2007	Call - Barclays Bank PLC	$4,875	$1,750
40,500,000	9/21/2009	Call - Bear Sterns Bank PLC	158,750	201,743
9,875,000	9/21/2009	Call - Bear Sterns Bank PLC	329,500	402,804
			$493,125	$606,297

Blend Fund

Notional Amount	Expiration Date	Market Description	Premiums	Value

$1,400,000	10/21/2007	Call - Barclays Bank PLC	$2,730	$980
40,500,000	9/21/2009	Call - Bear Sterns Bank PLC	158,750	201,743
9,875,000	9/21/2009	Call - Bear Sterns Bank PLC	329,500	402,804
			$490,980	$605,527

Transactions in options written for the Managed Bond Fund and the Blend Fund during the period ended September 30, 2007 were as follows:

	Number of Contracts	Premiums Received
Managed Bond Fund
Options outstanding at December 31, 2006	—	$—
Options written	52,875,000	493,125
Options terminated in closing purchase transactions
Options outstanding at September 30, 2007	52,875,000	$493,125

Blend Fund
Options outstanding at December 31, 2006	—	$—
Options written	51,775,000	490,980
Options terminated in closing purchase transactions
Options outstanding at September 30, 2007	51,775,000	$490,980

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by MML II Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.  The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap, cap, floor, or collar, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security.

The Funds may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When a Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

A summary of open swap agreements for the Managed Bond Fund and the Blend Fund at September 30, 2007 is as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund
Credit Default Swaps
1,000,000 USD	12/20/2009	Agreement with Barclays Bank, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Bond.	$(8,510)
7,000,000 USD	10/12/2052	Agreement with Goldman Sachs International, dated 3/07/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX.NA.A.1.	241,007
1,125,000 USD	6/20/2016	Agreement with CSFB, dated 8/9/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	4,629
500,000 USD	9/20/2011	Agreement with Goldman Sachs, dated 8/25/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event of United Mexican States.	(1,696)
1,125,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. note.	38,460

1,050,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp., Note.	5,783
950,000 USD	6/20/2017	Agreement with Barclays Bank, dated 5/7/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(19,053)
950,000 USD	6/20/2017	Agreement with Barclays Bank, dated 5/9/07 to pay 0.22% times the notional amount. The Fund receives payment only upon a default event of Allstate Corp.	8,024
1,850,000 USD	9/20/2017	Agreement with Goldman Sachs, dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	22,443
950,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc. Senior Note.	(6,577)
475,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 8/14/07 to pay 0.54% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc. Senior Note.	(3,139)
1,000,000 USD	9/20/2012	Agreement with Bear Stearns Credit Products, dated 8/21/07 to pay 0.65% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corporation Note.	5,149
500,000 USD	9/20/2017	Agreement with CSFB International, dated 8/31/07 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corporation Note.	4,752
1,200,000 USD	9/20/2012	Agreement with JP Morgan Chase, dated 3/20/07 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX8.	(34,162)
			$257,110

Blend Fund
Credit Default Swaps
700,000 USD	12/20/2009	Agreement with Barclays Bank, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Bond.	$ (5,957)

4,750,000 US	10/12/2052	Agreement with Goldman Sachs International, dated 3/7/06 to pay .35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX.NA.A.1 Index.	150,636
775,000 USD	6/20/2016	Agreement with CSFB, dated 8/9/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	3,189
300,000 USD	9/20/2011	Agreement with Goldman Sachs, dated 8/25/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event of United Mexican States.	(1,017)
775,000 USD	9/20/2014	Agreement with Barclays Bank PLC, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	26,495
725,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp., Note.	3,993
600,000 USD	6/20/2017	Agreement with Barclays Bank, dated 5/7/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(12,034)
600,000 USD	6/20/2017	Agreement with Barclays Bank, dated 5/9/07 to pay 0.22% times the notional amount. The Fund receives payment only upon a default event of Allstate Corp.	5,068
1,250,000 USD	9/20/2017	Agreement with Goldman Sachs International, dated 7/13/07 to pay .66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	15,164
650,000 USD	9/20/2012	Agreement with Barclays Bank, dated 7/20/07 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc. Senior Note.	(5,150)
325,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 8/14/07 to pay 0.54% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc. Senior Note.	(2,148)
800,000 USD	6/20/2012	Agreement with JP Morgan Chase, dated 3/20/07 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX8.	(20,881)

625,000 USD	9/20/2012	Agreement with Bear Stearns Credit Products, dated 8/21/07 to pay 0.65% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corporation Note.	3,218
300,000 USD	9/20/2017	Agreement with CSFB International, dated 8/31/07 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Note.	2,851
650,000 USD	9/20/2017	Agreement with Barclays Bank, dated 7/20/07 to receive 1.95% times the notional amount. The Fund pays payment only upon a default event of Windstream Corp. Senior Note.	10,261

			$ 173,688

Inflation-Indexed

Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign

Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income

Tax Information

At September 30, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Inflation-Protected Bond Fund	$326,692,057	$1,307,658	$(9,409,747)	$(8,102,089)
Managed Bond Fund	505,016,257	5,753,428	(4,440,747)	1,312,681
Blend Fund	830,721,431	156,111,769	(7,627,981)	148,483,788
Equity Fund	1,179,124,099	254,366,834	(13,250,865)	241,115,969
Enhanced Index Core Equity Fund	47,848,556	3,889,646	(1,068,838)	2,820,808
Small Cap Equity Fund	92,966,113	10,325,555	(3,699,202)	6,626,353
Small Company Opportunities Fund	112,363,955	4,415,559	(8,902,886)	(4,487,327)

Note: The aggregate cost for investments for the Money Market Fund as of September 30, 2007, is the same for financial reporting and Federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/27/07

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/27/07